Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.6%
Money Market Funds - 98.6%
327,615,020	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$327,615,020

	TOTAL SHORT TERM INVESTMENTS (Cost $327,615,020)	$327,615,020

	TOTAL INVESTMENTS (Cost $327,615,020) - 98.6%	$327,615,020
	Other Assets in Excess of Liabilities - 1.4%	4,724,487

	TOTAL NET ASSETS - 100.0%	$332,339,507

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	$4,588,540 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2022

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Gasoline RBOB	10/31/2022	119	$13,782,985	$135,946	$(657,765)
Natural Gas	3/29/2023	144	7,117,920	(69,120)	992,260
NY Harbor ULSD	8/31/2022	81	12,073,698	(220,450)	(231,300)
WTI Crude Oil	2/21/2023	127	11,457,940	233,680	(540,503)

			$44,432,543	$80,056	$(437,308)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion Breakfast Commodities Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.6%
Money Market Funds - 92.6%
6,091,452	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$6,091,452

	TOTAL SHORT TERM INVESTMENTS (Cost $6,091,452)	$6,091,452

	TOTAL INVESTMENTS (Cost $6,091,452) - 92.6%	$6,091,452
	Other Assets in Excess of Liabilities - 7.4%	485,581

	TOTAL NET ASSETS - 100.0%	$6,577,033

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	$471,328 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2022

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Coffee C	3/21/2023	5	$391,781	$(1,688)	$(30,131)
Corn	12/14/2023	89	2,582,113	21,138	(221,196)
Frozen Concentrate Orange Juice	9/12/2022	13	335,400	5,363	1,954
Lean Hogs	10/14/2022	24	933,360	8,640	35,910
Sugar #11	4/28/2023	35	668,752	(4,312)	(62,202)
Wheat	9/14/2022	39	1,575,112	(18,038)	(439,659)

			$6,486,518	$11,103	$(715,324)

All futures contracts held by Direxion BKT Fund Ltd.

Direxion Fallen Knives ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 5.0%
3,160	Las Vegas Sands Corp. (a)	$119,100

Administrative and Support Services - 2.4%
8,233	MultiPlan Corporation (a)	41,659
4,993	Workhorse Group, Inc. (a)(b)	16,327

		57,986

Ambulatory Health Care Services - 0.7%
7,155	Invitae Corp. (a)(b)	13,595
774	Tabula Rasa HealthCare, Inc. (a)	3,444

		17,039

Chemical Manufacturing - 31.6%
1,447	ADC Therapeutics SA ADR (a)	10,722
8,652	Amicus Therapeutics, Inc. (a)	86,174
2,309	Coherus BioSciences, Inc. (a)	19,557
1,337	Forma Therapeutics Holdings, Inc. (a)	11,070
1,456	Generation Bio Co. (a)	9,289
1,730	Gossamer Bio, Inc. (a)	19,428
2,676	Ionis Pharmaceuticals, Inc. (a)	100,511
886	iTeos Therapeutics, Inc. (a)	21,672
947	ORIC Pharmaceuticals Inc. (a)	3,466
2,212	PTC Therapeutics, Inc. (a)	96,333
1,616	Sage Therapeutics, Inc. (a)	55,607
1,486	Sarepta Therapeutics, Inc. (a)	138,124
1,908	Travere Therapeutics, Inc. (a)	44,914
1,363	Turning Point Therapeutics, Inc. (a)	102,198
1,333	uniQure N.V. ADR (Netherlands) (a)	33,791

		752,856

Credit Intermediation and Related Activities - 0.7%
347	LendingTree, Inc. (a)	15,816

Food and Beverage Stores - 5.0%
2,796	Grocery Outlet Holding Corp. (a)	119,445

Food Manufacturing - 4.3%
1,171	McCormick & Co, Inc.	102,287

Hospitals - 0.0% †
373	Ontrak, Inc. (a)	242

Merchant Wholesalers, Durable Goods - 2.0%
1,074	Silk Road Medical, Inc. (a)	48,878

Merchant Wholesalers, Nondurable Goods - 4.6%
1,971	Global Blood Therapeutics, Inc. (a)	64,491
2,337	Relay Therapeutics, Inc. (a)	44,450

		108,941

Mining (except Oil and Gas) - 1.5%
7,265	NovaGold Resources Inc. ADR (Canada) (a)	35,453

Miscellaneous Manufacturing - 6.5%
5,458	Cerus Corp. (a)	29,473
1,616	Haemonetics Corp. (a)	112,296
7,186	Inovio Pharmaceuticals, Inc. (a)	14,228

		155,997

Performing Arts, Spectator Sports, and Related Industries - 2.0%
12,413	iQIYI, Inc. ADR (China) (a)	47,418

Petroleum and Coal Products Manufacturing - 1.9%
12,552	YPF Sociedad Anónima ADR (Argentina) (a)	46,568

Printing and Related Support Activities - 0.8%
2,191	Arko Corp.	20,004

Professional, Scientific, and Technical Services - 8.8%
2,507	Allogene Therapeutics, Inc. (a)	32,541
1,831	Alteryx, Inc. (a)	88,675
2,008	Kura Oncology, Inc. (a)	30,742
1,047	Model N, Inc. (a)	26,301
508	Simulations Plus, Inc.	32,588

		210,847

Publishing Industries (except Internet) - 16.0%
4,212	21Vianet Group, Inc. ADR (China) (a)	21,734
1,065	Citrix Systems, Inc.	108,002
1,532	Coupa Software, Inc. (a)	100,223
3,460	Fastly, Inc. (a)	39,340
1,069	Splunk, Inc. (a)	111,080

		380,379

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.3%
3,516	Canoo Inc. (a)(b)	12,166
3,652	GDS Holdings Ltd. ADR (China) (a)	101,087
3,273	Hyliion Holdings Corp. (a)(b)	12,863

		126,116

Telecommunications - 0.5%
674	Bandwidth, Inc. (a)	11,209

Transportation Equipment Manufacturing - 0.2%
3,054	XL Fleet Corp. (a)	3,756

	TOTAL COMMON STOCKS (Cost $3,720,990)	$2,380,337

SHORT TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
50,426	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$50,426

	TOTAL SHORT TERM INVESTMENTS (Cost $50,426)	$50,426

	TOTAL INVESTMENTS (Cost $3,771,416) - 101.9%	$2,430,763
	Liabilities in Excess of Other Assets - (1.9)%	(46,648)

	TOTAL NET ASSETS - 100.0%	$2,384,115

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated. † Less than 0.005%.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.1%
Chemical Manufacturing - 42.8%
15,457	Air Liquide S.A. (France) (a)	$2,113,826
4,863	Air Products & Chemicals, Inc.	1,207,143
51,512	Air Water, Inc. (Japan) (a)	687,983
49,731	Doosan Fuel Cell Co., Ltd (South Korea) (a)	1,259,449
476,666	ITM Power (United Kingdom) (a)(b)	1,235,517
6,183	Linde PLC ADR (Ireland)	1,867,266
56,515	McPhy Energy SAS (France) (a)(b)	863,805
47,198	Nippon Sanso Holdings Corp. (Japan) (a)	789,282
729,439	PTT Global Chemical PCL (Thailand) (a)	876,872
51,088	Showa Denko K.K. (Japan) (a)	847,071

		11,748,214

Computer and Electronic Product Manufacturing - 8.5%
115,106	Bloom Energy Corp.	2,328,594

Electrical Equipment, Appliance, and Component Manufacturing - 16.6%
116,730	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan) (a)	226,902
3,122	Hyosung Heavy Industries (South Korea) (a)	144,192
110,708	Plug Power, Inc. (b)	2,362,509
70,608	PowerCell Sweden AB (Sweden) (a)	1,254,927
6,281	SFC Energy AG (Germany) (a)	134,493
5,497	VARTA AG (Germany) (a)(b)	443,917

		4,566,940

Heavy and Civil Engineering Construction - 0.5%
6,980	SK D&D Co., Ltd. (South Korea) (a)	138,354

Merchant Wholesalers, Durable Goods - 0.5%
3,659	Hyster-Yale Materials Handling, Inc.	126,565

Miscellaneous Manufacturing - 1.5%
159,416	Cell Impact AB (Sweden) (a)	290,838
48,638	Hexagon Purus Holding AS (Norway) (a)	139,663

		430,501

Oil and Gas Extraction - 9.3%
128,905	CIMC Enric Holdings Limited (Hong Kong) (a)(b)	119,711
310,781	ENEOS Holdings, Inc. (Japan) (a)	1,189,874
48,024	Idemitsu Kosan Co., Ltd (Japan) (a)	1,232,490

		2,542,075

Primary Metal Manufacturing - 0.5%
55,839	Kaori Heat Treatment Co., Ltd. (Taiwan) (a)	146,586

Transportation Equipment Manufacturing - 8.1%
277,831	Ballard Power Systems, Inc. ADR (Canada) (b)	2,230,982

Utilities - 10.8%
159,873	Ceres Power Holdings PLC (United Kingdom) (a)	1,175,857
322,272	FuelCell Energy, Inc.	1,156,957
11,993	Korea Gas Corp. (South Korea) (a)	343,422
16,017	S-Fuelcell Co., Ltd. (South Korea) (a)	278,026

		2,954,262

	TOTAL COMMON STOCKS (Cost $36,013,917)	$27,213,073

SHORT TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
2,789,063	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$2,789,063

	TOTAL SHORT TERM INVESTMENTS (Cost $2,789,063)	$2,789,063

	TOTAL INVESTMENTS (Cost $38,802,980) - 109.3%	$30,002,136
	Liabilities in Excess of Other Assets - (9.3)%	(2,558,137)

	TOTAL NET ASSETS - 100.0%	$27,443,999

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Low Priced Stock ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Ambulatory Health Care Services - 1.3%
10,338	Invitae Corp. (a)	$19,642

Chemical Manufacturing - 12.4%
6,135	bluebird bio, Inc. (a)	24,847
9,214	Clovis Oncology, Inc. (a)	15,387
9,480	CymaBay Therapeutics, Inc. (a)	29,673
11,126	Gevo, Inc. (a)	32,710
6,598	MannKind Corp. (a)	22,763
9,984	OPKO Health, Inc. (a)	23,562
8,336	Tilray Brands, Inc. (a)	30,426

		179,368

Clothing and Clothing Accessories Retailers - 2.2%
5,359	Stitch Fix, Inc. (a)	31,993

Computer and Electronic Product Manufacturing - 6.8%
12,504	Avaya Holdings Corp. (a)	11,236
6,716	Casa Systems, Inc. (a)	29,685
5,981	IonQ, Inc. (a)	32,297
5,874	Pacific Biosciences of California, Inc. (a)	25,669

		98,887

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
11,222	Advent Technologies Holdings, Inc. (a)	30,636

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.9%
5,575	Bed Bath & Beyond, Inc. (a)	28,042

General Merchandise Retailers - 3.6%
12,045	Aterian, Inc. (a)	27,463
9,055	Qurate Retail, Inc.	24,720

		52,183

Insurance Carriers and Related Activities - 2.1%
7,214	Genworth Financial, Inc. Class A (a)	30,660

Management of Companies and Enterprises - 1.9%
11,367	BlackSky Technology, Inc. (a)	27,167

Merchant Wholesalers, Nondurable Goods - 1.9%
7,815	Amneal Pharmaceuticals, Inc. (a)	27,665

Mining (except Oil and Gas) - 4.2%
8,553	Coeur Mining, Inc. (a)	27,455
7,933	Uranium Energy Corp. (a)(b)	33,319

		60,774

Motion Picture and Sound Recording Industries - 1.8%
10,631	fuboTV, Inc. (a)	26,684

Oil and Gas Extraction - 6.9%
5,746	Clean Energy Fuels Corp. (a)	37,234
8,782	Tellurian, Inc. (a)	32,669
6,092	W&T Offshore, Inc. (a)	30,277

		100,180

Professional, Scientific, and Technical Services - 12.5%
12,328	22nd Century Group, Inc. (a)	20,711
6,548	Compass, Inc. (a)	25,013
10,851	ironSource Ltd. ADR (Israel) (a)	42,319
5,941	NextDecade Corp. (a)(b)	42,003
6,193	Riot Blockchain, Inc. (a)	45,333
12,213	Sorrento Therapeutics Inc. (a)	31,754

		207,133

Real Estate - 5.7%
9,246	New York Mortgage Trust, Inc.	29,032
5,348	Two Harbors Investment Corp. (a)	28,772

		57,804

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 22.5%
7,481	BGC Partners, Inc.	27,306
11,670	Clover Health Investments Corp. (a)	32,676
12,504	Desktop Metal, Inc. (a)(b)	26,634
5,771	EQRx, Inc. (a)(b)	31,452
11,033	Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	31,554
5,359	Joby Aviation, Inc. (a)	29,689
7,254	Matterport, Inc. (a)	30,830
6,598	Payoneer Global, Inc. (a)	35,233
6,910	Rocket Lab USA, Inc. (a)	32,270
5,941	Roivant Sciences Ltd. ADR (a)	23,645
5,283	WeWork, Inc. (a)	25,200

		326,489

Support Activities for Mining - 3.9%
6,548	Hecla Mining Co. (a)	29,663
7,885	Transocean Ltd. ADR (Switzerland)(a)	26,651

		56,314

Transportation Equipment Manufacturing - 2.4%
5,563	Nikola Corp. (a)	34,602

Utilities - 1.7%
6,947	FuelCell Energy, Inc. (a)	24,940

Water Transportation - 2.1%
12,685	Nordic American Tankers Ltd. ADR	30,444

	TOTAL COMMON STOCKS (Cost $1,486,842)	$1,451,607

SHORT TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%
246,079	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$246,079

	TOTAL SHORT TERM INVESTMENTS (Cost $246,079)	$246,079

	TOTAL INVESTMENTS (Cost $1,732,921) - 116.8%	$1,697,686

	Liabilities in Excess of Other Assets - (16.8)%	(245,050)

	TOTAL NET ASSETS - 100.0%	$1,452,636

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 4.7%
28,135	Roblox Corp. (a)	$1,207,835
39,831	SentinelOne, Inc. (a)	989,800

		2,197,635

Ambulatory Health Care Services - 1.4%
349,770	Invitae Corp. (a)(b)	664,563

Chemical Manufacturing - 7.0%
62,517	Arcturus Therapeutics Holdings, Inc. (a)	1,097,173
108,233	BridgeBio Pharma, Inc. (a)	937,298
18,931	Intellia Therapeutics, Inc. (a)	1,225,972

		3,260,443

Computer and Electronic Product Manufacturing - 16.1%
14,245	Ambarella Inc. ADR (a)	1,232,905
156,486	Indie Semiconductor, Inc. (a)	1,126,699
244,155	MicroVision, Inc. (a)(b)	1,257,398
311,984	Nano Dimension Ltd. ADR (Israel) (a)(b)	1,026,428
117,805	Ondas Holdings, Inc. (a)(b)	539,547
151,106	Vuzix Corp. (a)(b)	1,234,536
66,858	Xperi Holdings, Corp.	1,120,540

		7,538,053

Electronics and Appliance Stores - 1.9%
47,304	UiPath, Inc. (a)	867,082

Food Services and Drinking Places - 2.2%
34,176	Yelp, Inc. (a)	1,047,836

Management of Companies and Enterprises - 2.0%
71,724	CureVac N.V. ADR (Netherlands) (a)(b)	932,412

Merchant Wholesalers, Nondurable Goods - 0.9%
143,777	Atara Biotherapeutics, Inc. (a)	435,644

Miscellaneous Manufacturing - 2.2%
518,366	Inovio Pharmaceuticals, Inc. (a)	1,026,365

Nonstore Retailers - 1.7%
146,507	Jumia Technologies AG ADR (Germany) (a)(b)	807,254

Oil and Gas Extraction - 1.7%
878,955	Meta Materials, Inc. (a)	791,059

Printing and Related Support Activities - 2.3%
110,119	Fisker, Inc. (a)(b)	1,054,940

Professional, Scientific, and Technical Services - 16.0%
49,578	Asana, Inc. (a)	957,847
60,610	Avidity Biosciences, Inc. (a)	987,337
85,794	Local Bounti Corp. (a)(b)	332,023
10,395	Okta, Inc. (a)	1,023,388
104,763	Sarcos Technology and Robotics Corp. (a)(b)	350,956
45,763	Squarespace, Inc. (a)	973,379
117,682	Tusimple Holdings, Inc. (a)(b)	1,172,113
22,788	Unity Software, Inc. (a)(b)	852,043
145,642	Vimeo, Inc. (a)	809,769

		7,458,855

Publishing Industries (except Internet) - 3.9%
52,546	C3.ai, Inc. (a)(b)	967,372
77,087	Fastly, Inc. (a)	876,479

		1,843,851

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 35.2%
258,947	Aeva Technologies, Inc. (a)(b)	914,083
371,730	AEye, Inc. (a)	832,675
461,553	Aurora Innovation, Inc. (a)	1,172,345
262,292	Benson Hill, Inc. (a)	852,449
315,885	Butterfly Network, Inc. (a)(b)	1,370,941
437,575	Desktop Metal, Inc. (a)(b)	932,035
362,286	Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,036,138
277,697	Hyliion Holdings Corp. (a)(b)	1,091,349
303,552	Hyzon Motors, Inc. (a)(b)	1,220,279
253,972	Inoviz Technologies Ltd. ADR (Israel) (a)	1,020,968
815,176	Latch, Inc. (a)	978,211
577,613	Ouster, Inc. (a)	1,016,599
166,915	Pear Therapeutics, Inc. (a)	248,703
207,555	Planet Labs PBC (a)(b)	1,106,268
141,497	Roivant Sciences Ltd. ADR (a)	563,158
894,513	Velodyne Lidar, Inc. (a)	939,239
152,244	Virgin Galactic Holdings, Inc. (a)(b)	1,132,695

		16,428,135

Transportation Equipment Manufacturing - 0.5%
122,786	Xos, Inc. (a)	219,787

	TOTAL COMMON STOCKS (Cost $70,050,030)	$46,573,914

SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
14,000,413	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$14,000,413

	TOTAL SHORT TERM INVESTMENTS (Cost $14,000,413)	$14,000,413

	TOTAL INVESTMENTS (Cost $84,050,443) - 129.7%	$60,574,327
	Liabilities in Excess of Other Assets - (29.7)%	(13,852,146)

	TOTAL NET ASSETS - 100.0%	$46,722,181

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion mRNA ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.5%
Chemical Manufacturing - 55.9%
1,196	Alnylam Pharmaceuticals, Inc. (a)	$169,880
60,347	Arbutus Biopharma Corp. ADR (Canada) (a)	139,402
10,456	Arcturus Therapeutics Holdings, Inc. (a)	183,503
997	BeiGene Ltd. ADR (a)	167,576
3,129	Intellia Therapeutics, Inc. (a)	202,634
4,440	Ionis Pharmaceuticals, Inc. (a)	166,766
5,747	Maravai LifeSciences Holdings, Inc. (a)	149,939
39,479	Sangamo Therapeutics, Inc. (a)	169,365
2,480	Sarepta Therapeutics, Inc. (a)	230,516
11,694	Stoke Therapeutics, Inc. (a)	172,954
915	Vertex Pharmaceuticals, Inc. (a)	256,575

		2,009,110

Management of Companies and Enterprises - 4.3%
11,866	CureVac N.V. ADR (Netherlands) (a)	154,258

Merchant Wholesalers, Durable Goods - 4.6%
15,969	Dyne Therapeutics, Inc. (a)	167,515

Professional, Scientific, and Technical Services - 34.7%
4,699	Arrowhead Pharmaceuticals, Inc. (a)	199,848
10,160	Avidity Biosciences, Inc. (a)	165,506
899	BioNTech SE ADR (Germany)	148,470
29,183	Enochian Biosciences, Inc. (a)(b)	67,121
68,688	Gritstone bio, Inc. (a)(b)	174,467
1,753	Moderna, Inc. (a)	287,650
78,591	Sorrento Therapeutics Inc. (a)	204,337

		1,247,399

	TOTAL COMMON STOCKS (Cost $4,482,956)	$3,578,282

SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
79,874	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$79,874

	TOTAL SHORT TERM INVESTMENTS (Cost $79,874)	$79,874

	TOTAL INVESTMENTS (Cost $4,562,830) - 101.7%	$3,658,156
	Liabilities in Excess of Other Assets - (1.7)%	(63,018)

	TOTAL NET ASSETS - 100.0%	$3,595,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Nanotechnology ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.8%
Chemical Manufacturing - 39.4%
909	Aadi Bioscience, Inc. (a)	$11,244
1,407	Alkermes PLC (Ireland) (a)	36,019
321	Alnylam Pharmaceuticals, Inc. (a)	45,595
4,612	Arcturus Therapeutics Holdings, Inc. (a)	80,941
5,543	Beam Therapeutics, Inc. (a)	349,098
595	Cabot Corp.	44,185
4,106	Generation Bio Co. (a)	26,196
869	Intellia Therapeutics, Inc. (a)	56,276
278	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	43,385

		692,939

Computer and Electronic Product Manufacturing - 40.3%
356	AMETEK, Inc.	43,966
60,844	Bionano Genomics, Inc. (a)	113,170
3,104	Bruker Corp.	212,779
166	Danaher Corp.	48,384
27,413	Nano Dimension Ltd. ADR (Israel) (a)	90,189
2,740	NeoPhotonics Corp. (a)	43,813
220	NVE Corp.	12,082
4,429	Seer, Inc. (a)	39,861
76	Thermo Fisher Scientific, Inc.	45,479
7,291	Vuzix Corp. (a)	59,567

		709,290

Machinery Manufacturing - 5.2%
226	IDEX Corp.	47,177
88	Lam Research Corp.	44,045

		91,222

Merchant Wholesalers, Durable Goods - 2.7%
122	KLA-Tencor Corp.	46,792

Merchant Wholesalers, Nondurable Goods - 0.5%
2,153	PDS Biotechnology Corp. (a)	9,215

Miscellaneous Manufacturing - 2.7%
2,091	AngioDynamics, Inc. (a)	47,445

Oil and Gas Extraction - 1.7%
33,790	Meta Materials, Inc. (a)	30,411

Professional, Scientific, and Technical Services - 6.5%
247	BioNTech SE ADR (Germany)	40,792
5,143	Liquidia Technologies, Inc. (a)	25,227
290	Moderna, Inc. (a)	47,586

		113,605

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
4,192	Roivant Sciences Ltd. ADR (a)	16,684

	TOTAL COMMON STOCKS (Cost $2,101,139)	$1,757,603

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
2,403	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$2,403

	TOTAL SHORT TERM INVESTMENTS (Cost $2,403)	$2,403

	TOTAL INVESTMENTS (Cost $2,103,542) - 99.9%	$1,760,006
	Other Assets in Excess of Liabilities - 0.1%	380

	TOTAL NET ASSETS - 100.0%	$1,760,386

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.

ADR - American Depository Receipt

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
47,805	Marriott International, Inc. Class A	$7,592,390

Administrative and Support Services - 3.0%
38,887	Atlassian Corp. PLC ADR (United Kingdom) (a)	8,139,827
34,659	Automatic Data Processing, Inc.	8,356,978
3,641	Booking Holdings, Inc. (a)	7,047,847

		23,544,652

Apparel Manufacturing - 1.0%
24,969	Lululemon Athletica, Inc. (a)	7,753,124

Beverage and Tobacco Product Manufacturing - 2.9%
202,099	Keurig Dr Pepper, Inc.	7,829,315
78,784	Monster Beverage Corp. (a)	7,848,462
44,200	PepsiCo, Inc.	7,733,232

		23,411,009

Broadcasting and Content Providers - 2.7%
15,709	Charter Communications, Inc. (a)	6,787,859
179,334	Comcast Corp. Class A	6,728,611
1,186,716	Sirius XM Holdings, Inc. (b)	7,927,263

		21,443,733

Chemical Manufacturing - 6.5%
29,579	Amgen, Inc.	7,319,915
113,642	AstraZeneca PLC ADR	7,526,510
34,410	Biogen, Inc. (a)	7,400,214
118,616	Gilead Sciences, Inc.	7,087,306
11,940	Regeneron Pharmaceuticals, Inc. (a)	6,945,379
41,955	Seagen, Inc. (a)	7,551,061
26,390	Vertex Pharmaceuticals, Inc. (a)	7,400,020

		51,230,405

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.9%
92,868	Ross Stores, Inc.	7,546,454

Computer and Electronic Product Manufacturing - 18.1%
85,116	Advanced Micro Devices, Inc. (a)	8,040,908
48,006	Analog Devices, Inc.	8,255,112
52,776	Apple, Inc.	8,576,628
13,920	Broadcom, Inc.	7,453,882
159,989	Cisco Systems, Inc.	7,258,701
129,055	Fortinet, Inc. (a)	7,698,131
38,640	Honeywell International, Inc.	7,436,654
21,164	IDEXX Laboratories, Inc. (a)	8,448,245
37,073	Illumina, Inc. (a)	8,032,978
187,774	Intel Corp.	6,818,074
150,788	Marvell Technology, Inc.	8,395,876
120,523	Microchip Technology, Inc.	8,299,214
124,531	Micron Technology, Inc.	7,703,488
43,719	NVIDIA Corp.	7,940,682
43,984	NXP Semiconductors N.V. ADR (Netherlands)	8,087,778
57,381	Qualcomm, Inc.	8,323,688
76,999	Skyworks Solutions, Inc.	8,383,651
46,222	Texas Instruments, Inc.	8,268,653

		143,422,343

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
77,874	Fiserv, Inc. (a)	8,229,724

Food Manufacturing - 1.9%
118,059	Mondelez International, Inc.	7,560,498
195,125	The Kraft Heinz Co.	7,186,454

		14,746,952

Food Services and Drinking Places - 2.1%
19,991	Cintas Corp.	8,505,971
96,593	Starbucks Corp.	8,189,154

		16,695,125

General Merchandise Retailers - 6.8%
65,358	Amazon.com, Inc. (a)	8,820,062
15,537	Costco Wholesale Corp.	8,410,178
46,253	Dollar Tree, Inc. (a)	7,648,396
164,469	eBay, Inc.	7,998,127
106,423	JD.com, Inc. ADR (China)	6,332,168
10,929	MercadoLibre, Inc. (a)	8,893,037
117,675	Pinduoduo, Inc. ADR (China) (a)	5,767,252

		53,869,220

Health and Personal Care Retailers - 0.9%
176,556	Walgreens Boots Alliance, Inc.	6,995,149

Machinery Manufacturing - 3.1%
77,277	Applied Materials, Inc.	8,189,817
14,659	ASML Holding NV ADR (Netherlands)	8,420,716
16,557	Lam Research Corp.	8,286,944

		24,897,477

Merchant Wholesalers, Durable Goods - 3.1%
66,141	Copart, Inc. (a)	8,472,662
143,206	Fastenal Co.	7,355,060
22,262	KLA-Tencor Corp.	8,538,368

		24,366,090

Miscellaneous Manufacturing - 3.1%
29,608	Align Technology, Inc. (a)	8,318,960
100,892	DexCom, Inc. (a)	8,281,215
36,150	Intuitive Surgical, Inc. (a)	8,320,646

		24,920,821

Motion Picture and Sound Recording Industries - 1.1%
39,562	Netflix, Inc. (a)	8,897,494

Motor Vehicle and Parts Dealers - 1.0%
11,833	O’Reilly Automotive, Inc. (a)	8,325,580

Performing Arts, Spectator Sports, and Related Industries - 1.8%
92,924	Activision Blizzard, Inc.	7,429,274
54,007	Electronic Arts, Inc.	7,087,338

		14,516,612

Personal and Laundry Services - 0.9%
101,274	Match Group, Inc. (a)	7,424,397

Professional, Scientific, and Technical Services - 8.8%
104,388	Cognizant Technology Solutions Corp. Class A	7,094,208
42,395	Meta Platforms, Inc. (a)	6,745,045
54,222	Moderna, Inc. (a)	8,897,288
83,983	Okta, Inc. (a)	8,268,126
14,602	Palto Alto Networks, Inc. (a)	7,287,858
61,442	Paychex, Inc.	7,881,780
44,058	VeriSign, Inc. (a)	8,334,011

42,895	Verisk Analytics, Inc. Class A	8,160,774
48,130	Zscaler, Inc. (a)	7,463,038

		70,132,128

Publishing Industries - 12.4%
19,233	Adobe Systems, Inc. (a)	7,887,838
29,846	ANSYS, Inc. (a)	8,326,736
41,386	Autodesk, Inc. (a)	8,952,619
48,517	Cadence Design Systems, Inc. (a)	9,028,043
42,358	CrowdStrike Holdings, Inc. (a)	7,776,929
81,074	Datadog, Inc. (a)	8,270,359
114,646	DocuSign, Inc. (a)	7,335,051
18,769	Intuit, Inc.	8,561,855
28,031	Microsoft Corp.	7,869,423
78,275	Splunk, Inc. (a)	8,133,555
23,441	Synopsys, Inc. (a)	8,614,567
49,815	Workday, Inc. (a)	7,726,307

		98,483,282

Rail Transportation - 1.0%
239,973	CSX Corp.	7,758,327

Rental and Leasing Services - 1.0%
69,771	Airbnb, Inc. (a)	7,743,186

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
417,461	Lucid Group, Inc. (a)(b)	7,618,663

Specialty Trade Contractors - 0.9%
74,509	NetEase.com, Inc. ADR (China)	6,927,847

Telecommunications - 2.8%
95,229	PayPal Holdings, Inc. (a)	8,240,165
54,413	T-Mobile US, Inc. (a)	7,784,324
63,110	Zoom Video Communications, Inc. (a)	6,554,605

		22,579,094

Transportation Equipment Manufacturing - 2.2%
84,744	Paccar, Inc.	7,755,771
10,678	Tesla Motors, Inc. (a)	9,518,903

		17,274,674

Truck Transportation - 1.1%
29,904	Old Dominion Freight Line, Inc.	9,076,163

Utilities - 4.0%
78,529	American Electric Power Co., Inc.	7,739,818
119,497	Constellation Energy Corp.	7,898,752
169,696	Exelon Corp.	7,889,167
108,628	Xcel Energy, Inc.	7,949,397

		31,477,134

Web Search Portals, Libraries, Archives, and Other Information Services - 1.8%
32,392	Alphabet, Inc. Class A (a)	3,767,837
32,176	Alphabet, Inc. Class C (a)	3,753,009
49,649	Baidu, Inc. ADR (China) (a)	6,780,564

		14,301,410

	TOTAL COMMON STOCKS (Cost $828,844,071)	$793,200,659

SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
13,908,406	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$13,908,406

	TOTAL SHORT TERM INVESTMENTS (Cost $13,908,406)	$13,908,406

	TOTAL INVESTMENTS (Cost $842,752,477) - 101.7%	$807,109,065
	Liabilities in Excess of Other Assets - (1.7)%	(13,079,654)

	TOTAL NET ASSETS - 100.0%	$794,029,411

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 7.4%
15,338	Alibaba Group Holding Ltd. ADR (a)	$1,370,757
5,228	Atlassian Corp. PLC ADR (United Kingdom) (a)	1,094,325
37,805	SentinelOne, Inc. (a)	939,454

		3,404,536

Computer and Electronic Product Manufacturing - 24.0%
118,543	Avaya Holdings Corp. (a)	106,523
2,760	Broadcom, Inc.	1,477,925
28,796	Cisco Systems, Inc.	1,306,474
23,446	Fortinet, Inc. (a)	1,398,554
13,055	International Business Machines Corp.	1,707,463
23,895	Marvell Technology, Inc.	1,330,474
19,937	NetApp, Inc.	1,422,106
57,296	Plantronics, Inc (a)	2,279,808

		11,029,327

Data Processing, Hosting and Related Services - 1.4%
12,856	RingCentral, Inc. (a)	636,244

Electronics and Appliance Stores - 2.0%
30,670	Smartsheet, Inc. (a)	921,940

Management of Companies and Enterprises - 3.6%
86,931	America Movil SAB de CV Series L ADR (Mexico)	1,645,604

Nonstore Retailers - 3.1%
10,633	Amazon.com, Inc. (a)	1,434,923

Other Information Services - 3.0%
12,015	Alphabet, Inc. Class A (a)	1,397,585

Professional, Scientific, and Technical Services - 13.4%
336,157	Inseego Corp. (a)(b)	749,630
7,770	Meta Platforms, Inc. (a)	1,236,207
59,314	Nutanix, Inc. (a)	897,421
8,851	Okta, Inc. (a)	871,381
2,778	Palto Alto Networks, Inc. (a)	1,386,500
6,355	Zscaler, Inc. (a)	985,406

		6,126,545

Publishing Industries (except Internet) - 37.4%
3,431	Adobe Systems, Inc. (a)	1,407,122
144,625	Agora, Inc. ADR (a)	710,109
62,189	Box, Inc. (a)	1,768,655
8,015	CrowdStrike Holdings, Inc. (a)	1,471,554
9,569	CyberArk Software Ltd. ADR (Israel) (a)	1,245,214
14,134	DocuSign, Inc. (a)	904,293
121,572	Exela Technologies, Inc. (a)	172,632
5,386	Microsoft Corp.	1,512,066
20,655	Oracle Corp.	1,607,785
75,416	Ping Identity Holding Corp. (a)	1,293,384
35,780	Progress Software Corp.	1,680,229
314,575	Tuya, Inc. ADR (a)	569,381
9,736	Twilio, Inc. (a)	825,613
87,307	Upland Software, Inc. (a)	988,315
6,509	Workday, Inc. (a)	1,009,546

		17,165,898

Telecommunications - 4.4%
126,321	8x8 Inc. (a)	617,710
13,296	Zoom Video Communications, Inc. (a)	1,380,922

		1,998,632

	TOTAL COMMON STOCKS (Cost $67,857,004)	$45,761,234

SHORT TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
409,090	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$409,090

	TOTAL SHORT TERM INVESTMENTS (Cost $409,090)	$409,090

	TOTAL INVESTMENTS (Cost $68,266,094) - 100.6%	$46,170,324
	Liabilities in Excess of Other Assets - (0.6)%	(294,228)

	TOTAL NET ASSETS - 100.0%	$45,876,096

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion World Without Waste ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 5.8%
316	Atlassian Corp. PLC ADR (United Kingdom) (a)	$66,145
1,211	Cloudflare, Inc. (a)	60,937
435	Waste Management, Inc.	71,584

		198,666

Chemical Manufacturing - 2.0%
414	Ecolab, Inc.	68,380

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 2.1%
698	Etsy, Inc. (a)	72,397

Computer and Electronic Product Manufacturing - 7.2%
3,836	Bloom Energy Corp. (a)	77,603
307	Enphase Energy, Inc. (a)	87,243
3,973	SunPower Corp. (a)	80,930

		245,776

Data Processing, Hosting and Related Services - 2.0%
625	Airbnb, Inc. (a)	69,363

Machinery Manufacturing - 2.1%
1,872	Evoqua Water Technologies (a)	71,342

Merchant Wholesalers, Durable Goods - 8.1%
5,826	Cars.com, Inc. (a)	68,514
546	Copart, Inc. (a)	69,943
3,980	KAR Auction Services, Inc. (a)	68,058
1,958	Schnitzer Steel Industries, Inc.	69,626

		276,141

Motion Picture and Sound Recording Industries - 2.0%
302	Netflix, Inc. (a)	67,920

Motor Vehicle and Parts Dealers - 1.5%
34,657	Vroom, Inc. (a)(b)	51,639

Nonstore Retailers - 9.9%
2,693	CarGurus, Inc. (a)	65,413
1,449	eBay, Inc.	70,465
11,097	Jumia Technologies AG ADR (Germany) (a)	61,144
86	MercadoLibre, Inc. (a)	69,979
30,859	ThredUp, Inc. (a)	69,433

		336,434

Professional, Scientific, and Technical Services - 6.9%
369	Meta Platforms, Inc. (a)	58,708
147	ServiceNow, Inc. (a)	65,659
4,133	Snap, Inc. (a)	40,834
366	Verisk Analytics, Inc. Class A	69,631

		234,832

Publishing Industries - 13.8%
165	Adobe Systems, Inc. (a)	67,670
339	Autodesk, Inc. (a)	73,332
358	CrowdStrike Holdings, Inc. (a)	65,729
668	Datadog, Inc. (a)	68,143
156	Intuit, Inc.	71,162
365	Salesforce.com, Inc. (a)	67,167
1,673	Shopify, Inc. ADR (Canada) (a)	58,271

		471,474

Publishing Industries (except Internet) - 6.1%
620	Thomson Reuters Corp. ADR (Canada)	69,613
315	Veeva Systems, Inc. (a)	70,428
451	Workday, Inc. (a)	69,950

		209,991

Repair and Maintenance - 2.0%
2,504	GFL Environmental, Inc. ADR (Canada)	69,236

Specialty Trade Contractors - 2.6%
2,751	Sunrun, Inc. (a)	89,930

Telecommunications - 1.9%
610	Zoom Video Communications, Inc. (a)	63,355

Transit and Ground Passenger Transportation - 1.9%
2,789	Uber Technologies, Inc. (a)	65,402

Transportation Equipment Manufacturing - 2.2%
83	Tesla Motors, Inc. (a)	73,990

Utilities - 13.5%
2,101	Atlantica Sustainable Infrastructure PLC ADR (United Kingdom)	74,921
1,402	Essential Utilities, Inc.	72,820
922	First Solar, Inc. (a)	91,435
646	IDACORP, Inc.	72,171
919	NextEra Energy Partners LP	76,038
850	Ormat Technologies, Inc.	73,559

		460,944

Waste Management and Remediation Services - 6.3%
894	Casella Waste Systems, Inc (a)	72,369
732	Clean Harbors, Inc. (a)	71,436
515	Republic Services, Inc.	71,410

		215,215

	TOTAL COMMON STOCKS (Cost $4,138,299)	$3,412,427

SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
40,515	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$40,515

	TOTAL SHORT TERM INVESTMENTS (Cost $40,515)	$40,515

	TOTAL INVESTMENTS (Cost $4,178,814) - 101.1%	$3,452,942
	Liabilities in Excess of Other Assets - (1.1)%	(37,619)

	TOTAL NET ASSETS - 100.0%	$3,415,323

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
38,273	iShares Russell 1000 Growth ETF (a)(b)	$9,383,391

	TOTAL INVESTMENT COMPANIES (Cost $10,765,486)	$9,383,391

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
2,655,954	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$2,655,954
31,137	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	31,137

	TOTAL SHORT TERM INVESTMENTS (Cost $2,687,091)	$2,687,091

	TOTAL INVESTMENTS (Cost $13,452,577) - 122.2% (e)	$12,070,482
	Liabilities in Excess of Other Assets - (22.2)%	(2,195,496)

	TOTAL NET ASSETS - 100.0%	$9,874,986

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,451,062.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Growth Index	2.0500 % representing 1 month SOFR rate + spread	Credit Suisse International	12/07/2022	2,203	$6,120,544	$(665,978)

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.7200 % representing 1 month SOFR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse International	12/07/2022	3,248	$5,094,490	$95,862

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 97.7%
101,023	iShares Russell 1000 Value ETF (a)	$15,611,084

	TOTAL INVESTMENT COMPANIES (Cost $16,459,777)	$15,611,084

SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
622,111	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$622,111
15,414	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	15,414

	TOTAL SHORT TERM INVESTMENTS (Cost $637,525)	$637,525

	TOTAL INVESTMENTS (Cost $17,097,302) - 101.7% (c)	$16,248,609
	Liabilities in Excess of Other Assets - (1.7)%	(265,401)

	TOTAL NET ASSETS - 100.0%	$15,983,208

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,421,764.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Value Index	1.9100% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	5,503	$8,805,023	$(338,757)

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.7900% representing 1 month SOFR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse International	12/8/2022	3,242	$7,932,993	$(111,231)

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.9%
Money Market Funds - 99.9%
136,596,965	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$136,596,965
15,272,018	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	15,272,018

	TOTAL SHORT TERM INVESTMENTS (Cost $151,868,983) (b)	$151,868,983

	TOTAL INVESTMENTS (Cost $151,868,983) - 99.9%	$151,868,983
	Other Assets in Excess of Liabilities - 0.1%	94,451

	TOTAL NET ASSETS - 100.0%	$151,963,434

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,230,435.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(1.6700)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/13/2022	1,584,465	$49,565,385	$(198,342)
(4.9700)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/13/2022	350,000	9,976,504	(1,108,855)
(1.4700)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	J.P. Morgan	12/13/2022	122,882	4,189,566	272,155
(4.8800)% representing 1 month SOFR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	UBS Securities LLC	12/14/2022	2,794,416	90,320,727	1,880,764

					$154,052,182	$845,722

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.4%
Money Market Funds - 107.4%
385,194,004	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$385,194,004
18,466,891	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	18,466,891

	TOTAL SHORT TERM INVESTMENTS (Cost $403,660,895) (b)	$403,660,895

	TOTAL INVESTMENTS (Cost $403,660,895) - 107.4%	$403,660,895
	Liabilities in Excess of Other Assets - (7.4)%	(27,689,700)

	TOTAL NET ASSETS - 100.0%	$375,971,195

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,502,311.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8900 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/7/2022	18,140	$83,292,894	$8,064,622
1.9000 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	72,884	274,988,750	(25,936,247)

					$358,281,644	$(17,871,625)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 2.7%
56,400	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$1,766,448

	TOTAL INVESTMENT COMPANIES (Cost $1,853,534)	$1,766,448

SHORT TERM INVESTMENTS - 104.2%
Money Market Funds - 104.2%
56,228,022	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$56,228,022
10,736,171	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	10,736,171

	TOTAL SHORT TERM INVESTMENTS (Cost $66,964,193)	$66,964,193

	TOTAL INVESTMENTS (Cost $68,817,727) - 106.9% (c)	$68,730,641
	Liabilities in Excess of Other Assets - (6.9)%	(4,474,862)

	TOTAL NET ASSETS - 100.0%	$64,255,779

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,787,400.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.4700)% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,582,483	$47,168,157	$2,605,516
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(0.4700)% representing 1 month SOFR rate + spread	J.P. Morgan	12/13/2022	122,882	4,796,538	(855,882)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(4.5700)% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,341,254	77,007,284	(2,783,347)

					$128,971,979	$(1,033,713)

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 46.2%
5,071,258	KraneShares CSI China Internet ETF (a)	$143,770,164

	TOTAL INVESTMENT COMPANIES (Cost $147,998,345)	$143,770,164

SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
134,089,521	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$134,089,521
25,455,167	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (b)	25,455,167
49,146,474	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	49,146,474

	TOTAL SHORT TERM INVESTMENTS (Cost $208,691,162)	$208,691,162

	TOTAL INVESTMENTS (Cost $356,689,507) - 113.2% (c)	$352,461,326
	Liabilities in Excess of Other Assets - (13.2)%	(40,985,546)

	TOTAL NET ASSETS - 100.0%	$311,475,780

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $163,363,843.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	1.9300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,530,819	$104,116,761	$(4,320,723)
Total return of KraneShares CSI China Internet ETF	2.2700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,871,250	87,794,734	(6,982,297)
Total return of KraneShares CSI China Internet ETF	1.9200% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,310,545	72,515,561	(7,088,642)
Total return of KraneShares CSI China Internet ETF	2.0800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	2/23/2023	3,710,175	97,935,545	6,891,368
Total return of KraneShares CSI China Internet ETF	2.0800% representing 1 month SOFR rate + spread	Goldman Sachs	4/25/2023	4,479,431	127,108,815	(583,480)

					$489,471,416	$(12,083,774)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 93.1%
101,814	iShares Core S&P 500 ETF (a)	$42,179,504

	TOTAL INVESTMENT COMPANIES (Cost $34,913,356)	$42,179,504

SHORT TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
2,075,770	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$2,075,770
154,815	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	154,815

	TOTAL SHORT TERM INVESTMENTS (Cost $2,230,585)	$2,230,585

	TOTAL INVESTMENTS (Cost $37,143,941) - 98.0% (c)	$44,410,089
	Other Assets in Excess of Liabilities - 2.0%	886,367

	TOTAL NET ASSETS - 100.0%	$45,296,456

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,337,445.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.1100 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	4,588	$21,166,781	$(2,171,393)
Total return of S&P 500® Index	1.7800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	200	942,404	(112,853)
Total return of S&P 500® Index	2.1000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	6,934	27,523,295	1,106,260

					$49,632,480	$(1,177,986)

Direxion Daily S&P 500 Equal Weight Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 62.1%
17,900	Invesco S&P 500® Equal Weight ETF (a)(b)	$2,610,536

	TOTAL INVESTMENT COMPANIES (Cost $2,816,905)	$2,610,536

SHORT TERM INVESTMENTS - 43.0%
Money Market Funds - 43.0%
1,805,318	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$1,805,318

	TOTAL SHORT TERM INVESTMENTS (Cost $1,805,318)	$1,805,318

	TOTAL INVESTMENTS (Cost $4,622,223) - 105.1% (e)	$4,415,854
	Liabilities in Excess of Other Assets - (5.1)%	(214,037)

	TOTAL NET ASSETS - 100.0%	$4,201,817

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,142,985.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Equal Weight Index	2.1300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	899	$5,353,439	$(25,033)
Total return of S&P 500® Equal Weight Index	2.0800 % representing 1 month SOFR rate + spread	Barclays	4/3/2023	79	507,422	(39,395)

					$5,860,861	$(64,428)

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 29.9%
1,262,884	iShares MSCI Brazil Capped ETF (a)(b)	$36,648,894

	TOTAL INVESTMENT COMPANIES (Cost $43,300,581)	$36,648,894

SHORT TERM INVESTMENTS - 77.4%
Money Market Funds - 77.4%
75,516,873	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$75,516,873
1,461,420	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1,461,420
17,956,928	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	17,956,928

	TOTAL SHORT TERM INVESTMENTS (Cost $94,935,221)	$94,935,221

	TOTAL INVESTMENTS (Cost $138,235,802) - 107.3% (e)	$131,584,115
	Liabilities in Excess of Other Assets - (7.3)%	(8,993,947)

	TOTAL NET ASSETS - 100.0%	$122,590,168

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,935,005.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	2.2800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	756,299	$24,239,382	$(1,320,543)
Total return of iShares MSCI Brazil Capped ETF	1.6700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,740,684	79,191,228	962,952
Total return of iShares MSCI Brazil Capped ETF	2.1200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,888,063	51,563,001	3,155,612
Total return of iShares MSCI Brazil Capped ETF	1.0300 % representing 1 month SOFR rate + spread	J.P. Morgan	5/4/2023	1,800,501	62,100,133	(7,235,579)

					$217,093,744	$(4,437,558)

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 38.0%
508,934	iShares MSCI India ETF (a)(b)	$21,718,759

	TOTAL INVESTMENT COMPANIES (Cost $24,898,019)	$21,718,759

SHORT TERM INVESTMENTS - 86.5%
Money Market Funds - 86.5%
39,755,785	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$39,755,785
1,900,312	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1,900,312
7,742,257	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	7,742,257

	TOTAL SHORT TERM INVESTMENTS (Cost $49,398,354)	$49,398,354

	TOTAL INVESTMENTS (Cost $74,296,373) - 124.5% (e)	$71,117,113
	Liabilities in Excess of Other Assets - (24.5)%	(14,012,074)

	TOTAL NET ASSETS - 100.0%	$57,105,039

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,876,476.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	2.0300 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	700,000	$28,959,000	$801,631
Total return of iShares MSCI India ETF	2.3300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	148,459	6,515,866	(210,953)
Total return of iShares MSCI India ETF	2.1800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	141,809	6,868,105	(458,982)
Total return of iShares MSCI India ETF	2.3200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	427,023	17,343,847	857,227
Total return of iShares MSCI India ETF	2.0700 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	750,000	30,225,000	1,739,481

					$89,911,818	$2,728,404

Direxion Daily 5G Communications Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 71.9%
Broadcasting (except Internet) - 1.4%
1,015	Altice USA, Inc. (a)	$10,668
55	Charter Communications, Inc. (a)	23,765
222	Rogers Communications, Inc. ADR (Canada)	10,203

		44,636

Computer and Electronic Product Manufacturing - 34.7%
575	ADTRAN Holdings, Inc.	13,852
1,089	Advanced Micro Devices, Inc. (a)	102,878
672	Analog Devices, Inc.	115,557
150	Apple, Inc.	24,376
215	Arista Networks, Inc. (a)	25,075
39	Broadcom, Inc.	20,884
405	Calix, Inc. (a)	23,101
2,432	Casa Systems, Inc. (a)	10,749
3,672	Ceragon Networks Ltd. ADR (Israel)(a)	9,547
494	Cisco Systems, Inc.	22,413
170	Clearfield, Inc. (a)	16,753
870	Comtech Telecommunications Corp.	10,109
279	CTS Corp.	11,350
441	Dell Technologies, Inc.	19,871
553	DZS, Inc. (a)	10,363
3,169	EMCORE Corp. (a)	10,141
800	Focus Universal, Inc. (a)(b)	11,144
1,932	INFINERA Corp. (a)	12,655
538	Intel Corp.	19,535
218	InterDigital, Inc.	13,383
459	Keysight Technologies, Inc. (a)	74,633
427	Lattice Semiconductor Corp. (a)	26,261
127	Lumentum Holdings, Inc. (a)	11,488
205	MACOM Technology Solutions Holdings, Inc. (a)	11,878
1,555	Marvell Technology, Inc.	86,582
277	MaxLinear, Inc. (a)	11,194
714	NeoPhotonics Corp. (a)	11,417
119	NVIDIA Corp.	21,614
529	NXP Semiconductors N.V. (Netherlands)	97,273
197	Qorvo, Inc. (a)	20,502
798	Qualcomm, Inc.	115,758
456	Radware Ltd. ADR (Israel)(a)	10,547
545	Sierra Wireless, Inc. ADR (Canada)(a)	13,560
219	Silicom Ltd. ADR (Israel)(a)	9,196
336	Skyworks Solutions, Inc.	36,584
747	Viavi Solutions, Inc. (a)	11,056

		1,073,279

Data Processing, Hosting and Related Services - 1.0%
188	CSG Systems International, Inc.	12,267
172	VMware, Inc.	19,986

		32,253

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
108	IPG Photonics Corp. (a)	11,511

Furniture and Home Furnishings Stores - 0.4%
331	Switch, Inc.	11,191

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.4%
346	CEVA, Inc. (a)	12,882

Machinery Manufacturing - 0.4%
221	II-VI, Inc. (a)	11,633

Management of Companies and Enterprises - 0.5%
3,718	Telefonica S.A. ADR (Spain) (b)	16,731

Miscellaneous Store Retailers - 1.9%
1,291	Verizon Communications, Inc.	59,631

Nonmetallic Mineral Product Manufacturing - 0.5%
428	Corning, Inc.	15,733

Nonstore Retailers - 0.8%
183	Amazon.com, Inc. (a)	24,696

Professional, Scientific, and Technical Services - 6.5%
704	A10 Networks, Inc.	10,497
2,031	Allot Ltd. ADR (Israel)(a)	10,378
444	Amdocs Ltd. ADR (Guernsey)	38,655
526	Ciena Corp. (a)	27,142
1,108	Extreme Networks, Inc. (a)	14,493
187	F5 Networks, Inc. (a)	31,296
5,462	Inseego Corp. (a)	12,180
733	Juniper Networks, Inc.	20,546
316	NetScout Systems, Inc. (a)	11,243
3,771	Ribbon Communications, Inc. (a)	12,784
40	Ubiquiti, Inc.	12,065

		201,279

Publishing Industries (except Internet) - 3.7%
608	Akamai Technologies, Inc. (a)	58,502
2,659	Akoustis Technologies, Inc. (a)	11,380
1,482	Hewlett Packard Enterprise Co.	21,104
4,003	Limelight Networks, Inc. (a)	10,128
316	National Instruments Corp.	12,008

		113,122

Real Estate - 4.2%
250	American Tower Corp.	67,708
202	Crown Castle International Corp.	36,493
113	Digital Realty Trust, Inc.	14,967
1,001	Uniti Group, Inc.	9,980

		129,148

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
1,279	CommScope Holding Co., Inc. (a)	11,549
325	GDS Holdings Ltd. ADR (China)(a)	8,996

		20,545

Telecommunications - 14.4%
3,161	AT&T, Inc.	59,364
575	BCE, Inc. ADR (Canada)	29,055
732	Cambium Networks Corp. ADR (a)	13,798
318	Chunghwa Telecom Company, Ltd. ADR (Taiwan)	12,774
46	Equinix, Inc.	32,372
8,031	Ericsson ADR (Sweden)	60,554
925	IHS Holding Ltd. ADR (a)	7,964
757	KT Corp. ADR (South Korea)(a)	10,901
950	Lumen Technologies, Inc.	10,346
13,108	Nokia Corp. ADR (Finland)	67,899
1,274	Orange S.A. ADR (France) (b)	12,957

56	SBA Communications Corp.	18,804
451	SK Telecom Co., Ltd. ADR (South Korea)	10,341
1,551	Starry Group Holdings, Inc. (a)(b)	4,963
461	T-Mobile US, Inc. (a)	65,951
1,736	Vodafone Group PLC ADR (United Kingdom)	25,623

		443,666

	TOTAL COMMON STOCKS (Cost $2,390,361)	$2,221,936

SHORT TERM INVESTMENTS - 24.5%
Money Market Funds - 24.5%
709,521	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$709,521
46,626	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	46,626

	TOTAL SHORT TERM INVESTMENTS (Cost $756,147)	$756,147

	TOTAL INVESTMENTS (Cost $3,146,508) - 96.4% (e)	$2,978,083
	Other Assets in Excess of Liabilities - 3.6%	110,154

	TOTAL NET ASSETS - 100.0%	$3,088,237

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,662,325.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® 5G Communications Index	2.0800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	18,101	$3,221,550	$122,928
Total return of BlueStar® 5G Communications Index	2.1200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,299	597,045	12,624

					$3,818,595	$135,552

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 71.7%
Administrative and Support Services - 0.8%
627	Alarm.com, Inc. (a)	$44,373
790	nCino, Inc. (a)	25,509

		69,882

Computer and Electronic Product Manufacturing - 0.1%
533	Radware Ltd. ADR (Israel) (a)	12,328

Data Processing, Hosting and Related Services - 5.3%
894	Five9, Inc. (a)	96,659
1,087	RingCentral, Inc. (a)	53,796
2,717	VMware, Inc.	315,715

		466,170

Heavy and Civil Engineering Construction - 0.5%
711	BlackLine, Inc. (a)	44,949

Professional, Scientific, and Technical Services - 17.7%
970	2U, Inc. (a)	9,496
590	DigitalOcean Holdings, Inc. (a)(b)	24,178
889	Freshworks, Inc. (a)	11,655
885	LivePerson, Inc. (a)	12,072
426	Model N, Inc. (a)	10,701
2,866	Nutanix, Inc. (a)	43,363
670	Paycom Software, Inc. (a)	221,428
525	Paylocity Holding Corp. (a)	108,113
532	PROS Holdings, Inc. (a)	12,965
3,567	SAP SE ADR (Germany)	332,480
684	ServiceNow, Inc. (a)	305,516
1,743	Snowflake, Inc. (a)	261,293
856	Unisys Corp. (a)	11,744
1,909	Vimeo, Inc. (a)	10,614
1,078	Zscaler, Inc. (a)	167,155

		1,542,773

Publishing Industries (except Internet) - 43.7%
1,491	ACI Worldwide, Inc. (a)	42,538
919	Adobe Systems, Inc. (a)	376,900
2,075	Akamai Technologies, Inc. (a)	199,656
234	AppFolio, Inc. (a)	23,824
1,861	Autodesk, Inc. (a)	402,572
1,259	Bill.com Holdings, Inc. (a)	170,066
568	Blackbaud, Inc. (a)	34,830
1,823	Box, Inc. (a)	51,846
1,029	C3.ai, Inc. (a)	18,944
475	Clearwater Analytics Holdings, Inc. Class A (a)	6,070
979	Coupa Software, Inc. (a)	64,046
1,776	CrowdStrike Holdings, Inc. (a)	326,074
2,556	DocuSign, Inc. (a)	163,533
3,594	Dropbox, Inc. (a)	81,728
442	Enfusion, Inc. (a)	5,083
510	Everbridge, Inc. (a)	12,821
1,418	Informatica, Inc. (a)	32,472
121	MicroStrategy, Inc. Class A (a)(b)	34,613
4,825	Oracle Corp.	375,578
622	Paycor HCM, Inc. (a)	16,601
458	Qualys, Inc. (a)	56,023
1,855	Salesforce.com, Inc. (a)	341,357
471	SPS Commerce, Inc. (a)	56,407
4,394	Tuya, Inc. ADR (a)	7,953
2,223	Twilio, Inc. (a)	188,510
351	Upland Software, Inc. (a)	3,973
1,821	Veeva Systems, Inc. (a)	407,139
694	VTEX ADR (a)	2,408
1,646	Workday, Inc. (a)	255,295
569	Workiva, Inc. (a)	37,270
1,549	Zuora, Inc. (a)	13,182

		3,809,312

Telecommunications - 3.6%
1,511	8x8, Inc. (a)	7,389
296	Bandwidth, Inc. (a)	4,923
2,904	Zoom Video Communications, Inc. (a)	301,609

		313,921

	TOTAL COMMON STOCKS (Cost $8,409,976)	$6,259,335

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
2,108,647	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$2,108,647
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1
571,868	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	571,868

	TOTAL SHORT TERM INVESTMENTS (Cost $2,680,516)	$2,680,516

	TOTAL INVESTMENTS (Cost $11,090,492) - 102.4% (e)	$8,939,851
	Liabilities in Excess of Other Assets - (2.4)%	(213,214)

	TOTAL NET ASSETS - 100.0%	$8,726,637

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,452,186.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx USA Cloud Computing Index	1.9300 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,743	$2,720,151	$200,975
Total return of Indxx USA Cloud Computing Index	1.6800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	10,573	8,192,966	65,630

					$10,913,117	$266,605

Direxion Daily Cloud Computing Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.1%
Money Market Funds - 111.1%
7,581,486	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$7,581,486
9,362,739	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	9,362,739

	TOTAL SHORT TERM INVESTMENTS (Cost $16,944,225) (b)	$16,944,225

	TOTAL INVESTMENTS (Cost $16,944,225) - 111.1%	$16,944,225
	Liabilities in Excess of Other Assets - (11.1)%	(1,686,392)

	TOTAL NET ASSETS - 100.0%	$15,257,833

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,362,739.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7300 % representing 1 month SOFR rate + spread	Total return of Indxx USA Cloud Computing Index	Citibank N.A.	12/13/2022	10,781	$12,659,697	$4,269,652
1.3800 % representing 1 month SOFR rate + spread	Total return of Indxx USA Cloud Computing Index	Bank of America Merrill Lynch	12/13/2022	28,246	20,596,701	(1,485,669)

					$33,256,398	$2,783,983

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 77.2%
Gasoline Stations - 17.1%
564,586	Chevron Corp.	$92,467,895

Machinery Manufacturing - 1.4%
297,949	Baker Hughes Co.	7,654,310

Oil and Gas Extraction - 14.6%
107,741	APA Corp.	4,004,733
256,681	Coterra Energy, Inc.	7,851,872
195,520	Devon Energy Corp.	12,288,432
155,274	EOG Resources, Inc.	17,269,574
225,427	Marathon Oil Corp.	5,590,589
283,609	Occidental Petroleum Corp.	18,647,292
153,250	Phillips 66	13,639,250

		79,291,742

Petroleum and Coal Products Manufacturing - 27.3%
192,216	ConocoPhillips	18,727,605
1,019,680	Exxon Mobil Corp.	98,837,583
172,329	Marathon Petroleum Corp.	15,795,676
129,995	Valero Energy Corp.	14,399,546

		147,760,410

Pipeline Transportation - 2.4%
387,987	Williams Companies, Inc.	13,226,477

Support Activities for Mining - 10.8%
53,148	Diamondback Energy, Inc.	6,804,007
287,317	Halliburton Co.	8,418,388
88,244	Hess Corp.	9,924,803
71,678	Pioneer Natural Resources Co.	16,984,102
450,244	Schlumberger Ltd. ADR (Curaco) (a)	16,672,535

		58,803,835

Utilities - 3.6%
621,163	Kinder Morgan, Inc.	11,174,722
142,265	ONEOK, Inc.	8,498,911

		19,673,633

	TOTAL COMMON STOCKS (Cost $331,032,109)	$418,878,302

SHORT TERM INVESTMENTS - 18.8%
Money Market Funds - 18.8%
94,200,771	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$94,200,771
7,634,340	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	7,634,340
163,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	163,081

	TOTAL SHORT TERM INVESTMENTS (Cost $101,998,192)	$101,998,192

	TOTAL INVESTMENTS (Cost $433,030,301) - 96.0% (c)	$520,876,494
	Other Assets in Excess of Liabilities - 4.0%	21,440,825

	TOTAL NET ASSETS - 100.0%	$542,317,319

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $244,456,210.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	198,914	$147,385,685	$17,391,678
Total return of Energy Select Sector Index	1.8300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	123,867	71,958,056	31,709,808
Total return of Energy Select Sector Index	2.0300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	180,000	142,088,400	7,128,034
Total return of Energy Select Sector Index	2.1900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	205,036	158,478,372	10,461,384
Total return of Energy Select Sector Index	2.0200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	100,676	75,101,276	7,785,248

					$595,011,789	$74,476,152

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.1%
Money Market Funds - 116.1%
59,035,328	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$59,035,328
2,091,599	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	2,091,599
5,996,897	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	5,996,897

	TOTAL SHORT TERM INVESTMENTS (Cost $67,123,824) (b)	$67,123,824

	TOTAL INVESTMENTS (Cost $67,123,824) - 116.1%	$67,123,824
	Liabilities in Excess of Other Assets - (16.1)%	(9,303,529)

	TOTAL NET ASSETS - 100.0%	$57,820,295

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,009,457.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.5300 % representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/6/2022	31,090	$25,144,038	$(462,015)
1.6800 % representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/7/2022	9,650	5,605,975	(2,481,411)
1.7300 % representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/7/2022	6,891	4,348,733	(1,420,530)
1.8500 % representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/14/2022	39,879	30,100,541	(2,741,342)
1.5700 % representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/15/2022	52,926	39,481,208	(4,104,598)

					$104,680,495	$(11,209,896)

Direxion Daily Fintech Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 73.6%
Administrative and Support Services - 12.5%
357	Coinbase Global, Inc. (a)	$22,477
942	Dlocal Ltd. ADR (Uruguay) (a)	26,169
482	Envestnet, Inc. (a)	28,086
699	Evertec, Inc. ADR	27,254
168	FleetCor Technologies, Inc. (a)	36,975
778	nCino, Inc. (a)	25,122
1,858	Paymentus Holdings, Inc. (a)	27,034
2,771	Remitly Global, Inc. (a)	26,408
929	Upstart Holdings, Inc. (a)	22,602
978	Visa, Inc. Class A	207,443

		449,570

Amusement, Gambling, and Recreation Industries - 2.1%
625	Global Payments, Inc.	76,450

Credit Intermediation and Related Activities - 23.0%
889	Affirm Holdings, Inc. (a)	23,861
1,408	American Express Co.	216,860
628	Discover Financial Services	63,428
256	Euronet Worldwide, Inc. (a)	25,157
1,203	Fidelity National Information Services, Inc.	122,898
1,149	Flywire Corp. (a)	26,956
1,813	LendingClub Corp. (a)	25,110
610	MasterCard, Inc. Class A	215,812
626	Meta Financial Group, Inc.	21,109
721	Nuvei Corp. ADR (Canada) (a)	25,148
1,119	Synchrony Financial	37,464
1,583	Western Union Co.	26,943

		830,746

Data Processing, Hosting and Related Services - 4.9%
1,199	Fiserv, Inc. (a)	126,710
2,342	Pagseguro Digital Ltd. ADR (Brazil) (a)	25,411
159	WEX, Inc. (a)	26,427

		178,548

Heavy and Civil Engineering Construction - 0.7%
390	BlackLine, Inc. (a)	24,656

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.7%
1,960	Marathon Digital Holdings, Inc. (a)	25,460

Management of Companies and Enterprises - 4.1%
870	Capital One Financial Corp.	95,552
5,395	Lufax Holding Ltd. ADR (China)	24,709
2,777	StoneCo Ltd. ADR (a)	26,604

		146,865

Professional, Scientific, and Technical Services - 2.8%
582	Alliance Data Systems Corp.	23,053
133	Jack Henry & Associates, Inc.	27,634
3,469	Riot Blockchain, Inc. (a)	25,393
742	Shift4 Payments, Inc. (a)	27,031

		103,111

Publishing Industries - 6.2%
487	Intuit, Inc.	222,155

Publishing Industries (except Internet) - 8.3%
963	ACI Worldwide, Inc. (a)	27,474
288	Avalara, Inc. (a)	25,177
192	Bill.com Holdings, Inc. (a)	25,935
402	Black Knight, Inc. (a)	26,403
1,142	Block, Inc. (a)	86,861
606	Q2 Holdings, Inc. (a)	26,604
423	SS&C Technologies Holdings, Inc.	25,029
1,739	Toast, Inc. (a)	27,789
2,371	Vertex, Inc. (a)	26,674

		297,946

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
1,411	Assetmark Financial Holdings, Inc. (a)	26,795
12,896	Paysafe Ltd. ADR (Douglas, Isle of Man) (a)	25,921
2,809	Robinhood Markets, Inc. (a)	25,421

		78,137

Telecommunications - 6.1%
2,556	PayPal Holdings, Inc. (a)	221,171

	TOTAL COMMON STOCKS (Cost $3,207,979)	$2,654,815

SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
919,462	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$919,462

	TOTAL SHORT TERM INVESTMENTS (Cost $919,462)	$919,462

	TOTAL INVESTMENTS (Cost $4,127,441) - 99.1% (c)	$3,574,277
	Other Assets in Excess of Liabilities - 0.9%	31,785

	TOTAL NET ASSETS - 100.0%	$3,606,062

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,280,591.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx US Fintech and Decentralized Finance Index	2.1800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	54	$123,515	$(22,066)
Total return of Indxx US Fintech and Decentralized Finance Index	2.2300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,365	4,377,048	71,293

					$4,500,563	$49,227

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 70.7%
169,097	iShares Global Clean Energy ETF (a)	$3,769,172

	TOTAL INVESTMENT COMPANIES (Cost $3,858,575)	$3,769,172

SHORT TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%
662,205	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$662,205
808,230	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	808,230

	TOTAL SHORT TERM INVESTMENTS (Cost $1,470,435)	$1,470,435

	TOTAL INVESTMENTS (Cost $5,329,010) - 98.3% (c)	$5,239,607
	Other Assets in Excess of Liabilities - 1.7%	94,990

	TOTAL NET ASSETS - 100.0%	$5,334,597

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,289,204.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of The S&P Global Clean Energy Index	2.1800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	185,937	$3,491,153	$656,773
Total return of The S&P Global Clean Energy Index	1.9800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	123,611	2,698,718	56,164

					$6,189,871	$712,937

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 50.3%
8,397,400	VanEck Vectors™ Gold Miners ETF (a)	$220,599,698

	TOTAL INVESTMENT COMPANIES (Cost $253,119,193)	$220,599,698

SHORT TERM INVESTMENTS - 65.2%
Money Market Funds - 65.2%
199,503,468	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$199,503,468
86,194,237	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	86,194,237

	TOTAL SHORT TERM INVESTMENTS (Cost $285,697,705)	$285,697,705

	TOTAL INVESTMENTS (Cost $538,816,898) - 115.5% (c)	$506,297,403
	Liabilities in Excess of Other Assets - (15.5)%	(67,985,452)

	TOTAL NET ASSETS - 100.0%	$438,311,951

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $360,146,661.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck Vectors® Gold Miners ETF	2.6900 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	3,604,844	$109,689,611	$(15,299,601)
Total return of VanEck Vectors® Gold Miners ETF	2.2800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	4,212,819	136,613,076	(26,523,377)
Total return of VanEck Vectors® Gold Miners ETF	2.3800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	4,345,609	131,854,377	(16,660,370)
Total return of VanEck Vectors® Gold Miners ETF	2.7200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	4,194,511	125,331,094	(14,956,787)
Total return of VanEck Vectors® Gold Miners ETF	2.3200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	6,292,175	167,525,679	(2,424,166)
Total return of VanEck Vectors® Gold Miners ETF	2.3800 % representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	2,321,629	66,699,763	(6,115,502)

					$737,713,600	$(81,979,803)

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.0%
Money Market Funds - 99.0%
45,939,838	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$45,939,838
28,126,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	28,126,670

	TOTAL SHORT TERM INVESTMENTS (Cost $74,066,508) (b)	$74,066,508

	TOTAL INVESTMENTS (Cost $74,066,508) - 99.0%	$74,066,508
	Other Assets in Excess of Liabilities - 1.0%	728,566

	TOTAL NET ASSETS - 100.0%	$74,795,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,872,245.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.4800 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/6/2022	620,998	$19,436,169	$3,162,720
2.2800 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/8/2022	1,064,416	34,405,141	6,578,153
1.7600 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2022	621,009	24,038,416	7,814,492
2.1800 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/13/2022	1,504,091	43,911,161	4,463,618
2.1200 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/14/2022	840,781	24,437,257	2,382,867
1.9100 % representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/15/2022	1,042,935	28,326,115	988,070

					$174,554,259	$25,389,920

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 41.6%
3,713,396	VanEck VectorsTM Junior Gold Miners ETF (a)	$124,844,373

	TOTAL INVESTMENT COMPANIES (Cost $133,569,413)	$124,844,373

SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
155,481,377	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$155,481,377
88,755,309	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	88,755,309

	TOTAL SHORT TERM INVESTMENTS (Cost $244,236,686)	$244,236,686

	TOTAL INVESTMENTS (Cost $377,806,099) - 122.9% (c)	$369,081,059
	Liabilities in Excess of Other Assets - (22.9)%	(68,732,564)

	TOTAL NET ASSETS - 100.0%	$300,348,495

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $268,688,319.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.3300 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	1,052,157	$50,777,097	$(15,696,887)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.4700 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	846,143	30,451,395	(2,087,496)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.3000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	5,619,100	229,672,968	(41,689,785)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.4200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	825,967	33,368,105	(5,349,894)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.3200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	5,809,832	181,746,071	13,381,098

					$526,015,636	$(51,442,964)

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.4%
Money Market Funds - 71.4%
30,477,239	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$30,477,239
16,732,041	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	16,732,041

	TOTAL SHORT TERM INVESTMENTS (Cost $47,209,280) (b)	$47,209,280

	TOTAL INVESTMENTS (Cost $47,209,280) - 71.4%	$47,209,280
	Other Assets in Excess of Liabilities - 28.6%	18,933,382

	TOTAL NET ASSETS - 100.0%	$66,142,662

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,984,688.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2700 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/7/2022	845,601	$34,312,243	$6,008,995
1.8100 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2022	2,148,359	75,456,861	3,333,723
2.1000 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/13/2022	783,737	30,438,004	4,120,463
1.9100 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/15/2022	157,254	4,928,495	(348,387)

					$145,135,603	$13,114,794

Direxion Daily Metal Miners Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 73.2%
Fabricated Metal Product Manufacturing - 4.2%
850	Materion Corp.	$69,649
3,295	Nucor Corp.	447,461

		517,110

Merchant Wholesalers, Durable Goods - 1.8%
3,474	Ryerson Holding, Corp.	95,187
3,443	Schnitzer Steel Industries, Inc.	122,433

		217,620

Mining (except Oil and Gas) - 23.4%
2,476	Alpha Metallurgical Resources, Inc.	338,618
2,328	Arch Resources, Inc.	300,638
60,859	Coeur Mining, Inc. (a)	195,357
5,457	Consol Energy, Inc. (a)	334,623
9,849	Freeport-McMoRan Copper & Gold, Inc.	310,736
5,924	Newmont Mining Corp.	268,239
15,185	Peabody Energy Corp. (a)	318,733
3,448	Royal Gold, Inc.	361,247
98,514	Uranium Energy Corp. (a)	413,759

		2,841,950

Primary Metal Manufacturing - 29.9%
7,470	Alcoa Corp.	380,148
15,500	Allegheny Technologies, Inc. (a)	385,795
11,376	Arconic Corp. (a)	343,669
4,300	Carpenter Technology Corp.	138,202
35,171	Century Aluminum Co. (a)	277,499
10,207	Commercial Metals Co.	404,401
598	Haynes International Inc.	23,119
1,223	Kaiser Aluminum Corp.	92,667
2,120	Reliance Steel & Aluminum Co.	403,330
5,343	Steel Dynamics, Inc.	416,113
9,585	SunCoke Energy Inc.	70,929
6,872	TimkenSteel Corp. (a)	139,433
17,879	United States Steel Corp.	422,838
2,569	Worthington Industries, Inc.	131,559

		3,629,702

Real Estate - 2.9%
10,649	MP Materials Corp. (a)	357,487

Support Activities for Mining - 9.0%
20,164	Cleveland-Cliffs Inc. (a)	357,104
3,818	Compass Minerals International, Inc.	142,144
79,843	Hecla Mining Co.	361,689
5,069	Piedmont Lithium, Inc. (a)	229,170

		1,090,107

Wood Product Manufacturing - 2.0%
3,491	Enviva, Inc.	243,078

	TOTAL COMMON STOCKS (Cost $10,524,934)	$8,897,054

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%
2,709,845	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$2,709,845
1,676,089	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	1,676,089

	TOTAL SHORT TERM INVESTMENTS (Cost $4,385,934)	$4,385,934

	TOTAL INVESTMENTS (Cost $14,910,868) - 109.3% (c)	$13,282,988
	Liabilities in Excess of Other Assets - (9.3)%	(1,136,574)

	TOTAL NET ASSETS - 100.0%	$12,146,414

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,778,123.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Metals & Mining Select Industry Index	2.2200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,310	$7,865,952	$299,436
Total return of S&P Metals & Mining Select Industry Index	1.9300 % representing 1 month SOFR rate + spread	J.P. Morgan	5/5/2023	2,933	8,391,822	(1,154,717)

					$16,257,774	$(855,281)

Direxion Daily Oil Services Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 68.5%
Machinery Manufacturing - 16.4%
17,963	Baker Hughes Co.	$461,470
7,125	Cactus, Inc.	296,329
4,068	Dril-Quip, Inc. (a)	104,344
21,383	NOV, Inc.	397,938
7,533	Oil States International, Inc (a)	38,418
49,057	TechnipFMC PLC ADR (United Kingdom) (a)	396,871

		1,695,370

Management of Companies and Enterprises - 1.2%
9,950	Expro Group Holdings N.V. ADR (Netherlands (a)	121,191

Merchant Wholesalers, Durable Goods - 4.8%
16,126	ChampionX Corp.	336,872
19,237	RPC, Inc. (a)	156,974

		493,846

Mining (except Oil and Gas) - 1.3%
9,624	U.S. Silica Holdings, Inc. (a)	133,100

Primary Metal Manufacturing - 4.0%
1,431	DMC Global, Inc. (a)	32,570
13,409	Tenaris S.A. ADR (Luxembourg)	376,256

		408,826

Support Activities for Mining - 40.8%
4,920	Core Laboratories N.V. ADR (Netherlands)	93,185
26,643	Halliburton Co.	780,640
20,215	Helix Energy Solutions Group, Inc. (a)	81,669
7,595	Helmerich & Payne, Inc.	351,648
16,604	Liberty Oilfield Services, Inc. (a)	235,777
1,127	Nabors Industries Ltd. ADR (a)	160,586
17,444	NexTier Oilfield Solutions, Inc. (a)	173,917
12,395	Oceaneering International, Inc. (a)	131,635
20,716	Patterson-UTI Energy, Inc.	342,850
10,674	ProPetro Holding Corp. (a)	112,290
36,682	Schlumberger Ltd. ADR (Curaco) (b)	1,358,334
14,026	Select Energy Services, Inc. (a)	104,774
85,056	Transocean Ltd. ADR (Switzerland) (a)	287,489

		4,214,794

	TOTAL COMMON STOCKS (Cost $7,554,215)	$7,067,127

SHORT TERM INVESTMENTS - 29.8%
Money Market Funds - 29.8%
1,932,548	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$1,932,548
360,505	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	360,505
783,373	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	783,373

	TOTAL SHORT TERM INVESTMENTS (Cost $3,076,426)	$3,076,426

	TOTAL INVESTMENTS (Cost $10,630,641) - 98.3% (c)	$10,143,553
	Other Assets in Excess of Liabilities - 1.7%	174,674

	TOTAL NET ASSETS - 100.0%	$10,318,227

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,368,123.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MVIS US Listed Oil Services 25 Index	2.0800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	5,641	$3,106,420	$52,022
Total return of MVIS US Listed Oil Services 25 Index	2.2300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	7,298	4,432,440	(350,606)
Total return of MVIS US Listed Oil Services 25 Index	2.0300 % representing 1 month SOFR rate + spread	Citibank N.A.	6/7/2023	11,271	6,007,095	310,076

					$13,545,955	$11,492

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 48.8%
328,607	Global X Robotics & Artificial Intelligence ETF (a)	$7,400,229

	TOTAL INVESTMENT COMPANIES (Cost $8,390,158)	$7,400,229

SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
2,965,325	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$2,965,325
2,110,136	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	2,110,136
3,710,422	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	3,710,422

	TOTAL SHORT TERM INVESTMENTS (Cost $8,785,883)	$8,785,883

	TOTAL INVESTMENTS (Cost $17,176,041) - 106.7% (c)	$16,186,112
	Liabilities in Excess of Other Assets - (6.7)%	(1,016,012)

	TOTAL NET ASSETS - 100.0%	$15,170,100

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,636,369.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	328,630	$7,058,011	$339,182
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.7800 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	225,516	8,055,432	(3,047,744)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.2800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	178,090	4,956,072	(1,004,022)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.1800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	88,348	2,807,622	(831,973)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.3200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	198,050	4,441,040	11,987

					$27,318,177	$(4,532,570)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 53.3%
Chemical Manufacturing - 1.4%
687,107	Alto Ingredients, Inc. (a)	$2,954,560
2,899,798	Gevo, Inc. (a)(b)	8,525,406

		11,479,966

Gasoline Stations - 2.0%
59,312	Chevron Corp.	9,714,120
239,291	Delek US Holdings, Inc.	6,379,498

		16,093,618

Machinery Manufacturing - 1.2%
302,079	Range Resources Corp. (a)	9,989,753

Merchant Wholesalers, Durable Goods - 0.1%
9,801	REX American Resources Corp. (a)	935,604

Merchant Wholesalers, Nondurable Goods - 0.5%
137,074	World Fuel Services Corp.	3,799,691

Mining (except Oil and Gas) - 0.9%
447,663	CNX Resources Corp. (a)	7,731,140

Oil and Gas Extraction - 28.0%
230,785	Antero Resources Corp. (a)	9,148,317
213,148	APA Corp.	7,922,711
111,093	Berry Petroleum Corp.	948,734
115,400	Brigham Minerals Inc.	3,063,870
1,124,714	Centennial Resource Development, Inc. (a)	7,490,595
864,062	Clean Energy Fuels Corp. (a)	5,599,122
518,629	Comstock Resources Inc. (a)	8,261,760
147,589	Continental Resources, Inc.	10,167,406
303,225	Coterra Energy, Inc.	9,275,653
63,134	Crescent Energy Co. (b)	921,756
140,474	Devon Energy Corp.	8,828,791
184,559	Earthstone Energy, Inc. (a)(b)	2,618,892
72,249	EOG Resources, Inc.	8,035,534
216,921	EQT Corp.	9,551,032
240,920	Green Plains, Inc. (a)	8,677,938
1,300,456	Kosmos Energy Ltd. (a)	8,244,891
361,241	Magnolia Oil & Gas Corp.	8,716,745
343,472	Marathon Oil Corp.	8,518,106
159,493	Matador Resources Co.	9,215,506
235,640	Murphy Oil Corp.	8,280,390
58,999	Oasis Petroleum, Inc.	7,566,032
162,886	Occidental Petroleum Corp.	10,709,755
175,916	Ovintiv, Inc.	8,987,548
109,319	Par Pacific Holdings, Inc. (a)	1,803,764
123,663	PDC Energy, Inc.	8,123,422
97,860	Phillips 66	8,709,540
81,189	Ranger Oil Corp.	3,090,053
205,768	SM Energy Co.	8,494,103
1,143,255	Southwestern Energy Co. (a)	8,071,380
271,169	Talos Energy, Inc. (a)	5,138,653
2,531,299	Tellurian, Inc. (a)(b)	9,416,432
286,301	VAALCO Energy, Inc.	1,697,765
726,562	W&T Offshore, Inc. (a)	3,611,013

		228,907,209

Petroleum and Coal Products Manufacturing - 8.9%
89,049	ConocoPhillips	8,676,044
113,747	CVR Energy, Inc.	3,815,074
103,561	Exxon Mobil Corp.	10,038,168
184,563	HF Sinclair Corp.	8,825,803
92,710	Laredo Petroleum, Inc. (a)	8,220,596
96,025	Marathon Petroleum Corp.	8,801,651
257,964	PBF Energy, Inc. (a)	8,603,099
74,043	Valero Energy Corp.	8,201,743
578,246	Vertex Energy, Inc. (a)(b)	7,852,581

		73,034,759

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.3%
5,579	Texas Pacific Land Corp.	10,231,049

Support Activities for Mining - 8.5%
192,684	California Resources Corp.	8,643,804
173,598	Callon Petroleum Co. (a)	7,992,452
128,983	Civitas Resources, Inc.	7,604,838
122,867	Denbury, Inc. (a)	8,835,366
66,907	Diamondback Energy, Inc.	8,565,434
36,912	Gulfport Energy Corp. (a)	3,397,381
81,458	Hess Corp.	9,161,581
209,332	Northern Oil and Gas, Inc.	6,035,042
38,412	Pioneer Natural Resources Co.	9,101,723

		69,337,621

Utilities - 0.5%
246,093	Archaea Energy, Inc. (a)	4,031,003

	TOTAL COMMON STOCKS (Cost $406,079,902)	$435,571,413

SHORT TERM INVESTMENTS - 43.4%
Money Market Funds - 43.4%
290,628,057	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$290,628,057
63,453,073	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	63,453,073

	TOTAL SHORT TERM INVESTMENTS (Cost $354,081,130)	$354,081,130

	TOTAL INVESTMENTS (Cost $760,161,032) - 96.7% (e)	$789,652,543
	Other Assets in Excess of Liabilities - 3.3%	26,982,811

	TOTAL NET ASSETS - 100.0%	$816,635,354

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $356,233,649.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.1900 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	51,855	$194,438,618	$80,389,530
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.0700 % representing 1 month SOFR rate + spread	BNP Paribas	12/8/2022	61,000	221,919,830	101,359,940
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	45,437	181,270,617	59,403,045
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.2700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	59,294	269,039,390	43,763,130
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.0300 % representing 1 month SOFR rate + spread	Goldman Sachs	8/30/2023	9,735	51,298,099	(7,694)

					$917,966,554	$284,907,951

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 118.1%
Money Market Funds - 118.1%
70,590,288	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$70,590,288
47,537,138	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	47,537,138

	TOTAL SHORT TERM INVESTMENTS (Cost $118,127,426) (b)	$118,127,426

	TOTAL INVESTMENTS (Cost $118,127,426) - 118.1%	$118,127,426
	Liabilities in Excess of Other Assets - (18.1)%	(18,086,238)

	TOTAL NET ASSETS - 100.0%	$100,041,188

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,500,425.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.1300 % representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/6/2022	10,277	$48,309,556	$(5,825,276)
1.8500 % representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/7/2022	8,357	39,757,463	(4,270,947)
1.4800 % representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2022	6,416	29,842,304	(3,940,910)
1.7300 % representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/13/2022	5,255	28,037,895	390,991
1.8500 % representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/14/2022	7,671	39,689,745	(771,052)

					$185,636,963	$(14,417,194)

Direxion Daily Select Large Caps & FANGs Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 76.2%
Administrative and Support Services - 3.7%
3,718	Atlassian Corp. PLC ADR (United Kingdom) (a)	$778,252

Computer and Electronic Product Manufacturing - 20.2%
8,536	Advanced Micro Devices, Inc. (a)	806,396
4,606	Analog Devices, Inc. (a)	792,048
4,880	Apple, Inc.	793,049
3,555	Enphase Energy, Inc. (a)	1,010,260
4,342	NVIDIA Corp.	788,637

		4,190,390

General Merchandise Retailers - 4.0%
6,143	Amazon.com, Inc. (a)	828,998

Motion Picture and Sound Recording Industries - 3.7%
3,411	Netflix, Inc. (a)	767,134

Professional, Scientific, and Technical Services - 10.8%
4,443	Meta Platforms, Inc. (a)	706,881
1,683	ServiceNow, Inc. (a)	751,729
5,259	Snowflake, Inc. (a)	788,376

		2,246,986

Publishing Industries - 18.7%
4,098	CrowdStrike Holdings, Inc. (a)	752,393
8,018	Datadog, Inc. (a)	817,916
1,730	Intuit, Inc.	789,174
2,888	Microsoft Corp.	810,777
20,134	Shopify, Inc. ADR (Canada) (a)	701,267

		3,871,527

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.4%
38,212	Lucid Group, Inc. (a)(b)	697,369

Transportation Equipment Manufacturing - 7.8%
23,153	Rivian Automotive, Inc. (a)	794,148
921	Tesla Motors, Inc. (a)	821,026

		1,615,174

Web Search Portals, Libraries, Archives, and Other Information Services - 3.9%
6,970	Alphabet, Inc. Class A (a)	810,750

	TOTAL COMMON STOCKS (Cost $15,264,025)	$15,806,580

SHORT TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%
4,254,881	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$4,254,881
1,320,144	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1,320,144
160,242	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	160,242

	TOTAL SHORT TERM INVESTMENTS (Cost $5,735,267)	$5,735,267

	TOTAL INVESTMENTS (Cost $20,999,292) - 103.8% (e)	$21,541,847
	Liabilities in Excess of Other Assets - (3.8)%	(785,479)

	TOTAL NET ASSETS - 100.0%	$20,756,368

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,851,681.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE FANG 20 Index	2.1200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	85,280	$21,319,471	$128,337
Total return of ICE FANG 20 Index	2.1800% representing 1 month SOFR rate + spread	Barclays	4/3/2023	16,883	4,447,254	(208,820)

					$25,766,725	$(80,483)

Direxion Daily Software Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 75.8%
Administrative and Support Services - 0.6%
56	Alarm.com, Inc. (a)	$3,963
67	Envestnet, Inc. (a)	3,904
69	nCino, Inc. (a)	2,228
225	SentinelOne, Inc. (a)	5,591
56	Sprout Social, Inc. (a)	2,918

		18,604

Computer and Electronic Product Manufacturing - 4.5%
630	BlackBerry, Ltd. ADR (Canada) (a)	3,862
79	Dolby Laboratories, Inc.	6,115
810	Fortinet, Inc. (a)	48,316
37	InterDigital, Inc.	2,271
291	Mandiant, Inc. (a)	6,629
166	NCR Corp. (a)	5,387
129	Roper Technologies, Inc.	56,330
127	Teradata Corp. (a)	4,863
126	Xperi Holdings, Corp.	2,112

		135,885

Data Processing, Hosting and Related Services - 1.5%
84	Five9, Inc. (a)	9,082
50	Pegasystems, Inc.	2,008
103	RingCentral, Inc. (a)	5,097
245	VMware, Inc.	28,469

		44,656

Electronics and Appliance Stores - 0.4%
156	Smartsheet, Inc. (a)	4,689
337	UiPath, Inc. (a)	6,177

		10,866

Food Services and Drinking Places - 0.4%
77	Manhattan Associates, Inc. (a)	10,832

Heavy and Civil Engineering Construction - 0.1%
66	BlackLine, Inc. (a)	4,172

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
129	Marathon Digital Holdings, Inc. (a)	1,676

Merchant Wholesalers, Durable Goods - 0.1%
72	New Relic, Inc. (a)	4,368

Motion Picture and Sound Recording Industries - 0.8%
192	Take-Two Interactive Software, Inc. (a)	25,484

Other Information Services - 0.1%
83	LiveRamp Holdings, Inc. (a)	2,209

Performing Arts, Spectator Sports, and Related Industries - 4.0%
949	Activision Blizzard, Inc.	75,873
341	Electronic Arts, Inc.	44,749

		120,622

Printing and Related Support Activities - 0.0%†
93	BTRS Holdings, Inc. (a)	600

Professional, Scientific, and Technical Services - 11.0%
73	Alteryx, Inc. (a)	3,535
102	Asana, Inc. (a)	1,971
34	Aspen Technology, Inc. (a)	6,939
16	CS Disco, Inc. (a)	393
107	Digital Turbine, Inc. (a)	2,148
16	Docebo, Inc. ADR (Canada) (a)	504
88	Elastic NV ADR (Netherlands) (a)	7,030
67	Jamf Holding Corp. (a)	1,637
84	LivePerson, Inc. (a)	1,146
158	Momentive Global, Inc. (a)	1,367
268	Nutanix, Inc. (a)	4,055
328	Open Text Corp. ADR (Canada)	13,415
1,985	Palantir Technologies, Inc. (a)	20,545
120	Palto Alto Networks, Inc. (a)	59,892
58	Paycom Software, Inc. (a)	19,168
48	Paylocity Holding Corp. (a)	9,885
49	PROS Holdings, Inc. (a)	1,194
126	Qualtrics International, Inc. (a)	1,607
133	Riot Blockchain, Inc. (a)	974
243	ServiceNow, Inc. (a)	108,538
1,325	Snap, Inc. (a)	13,091
111	Sumo Logic, Inc. (a)	751
537	The Trade Desk, Inc. (a)	24,165
201	Unity Software, Inc. (a)	7,515
78	Verint Systems, Inc. (a)	3,562
98	Zscaler, Inc. (a)	15,196

		330,223

Publishing Industries (except Internet) - 51.1%
139	ACI Worldwide, Inc. (a)	3,966
451	Adobe Systems, Inc. (a)	184,964
63	Altair Engineering, Inc. (a)	3,711
106	ANSYS, Inc. (a)	29,573
24	AppFolio, Inc. (a)	2,443
50	Appian, Corp. (a)	2,426
264	Autodesk, Inc. (a)	57,108
107	Avalara, Inc. (a)	9,354
228	Bentley Systems, Inc.	9,029
113	Bill.com Holdings, Inc. (a)	15,264
189	Black Knight, Inc. (a)	12,414
55	Blackbaud, Inc. (a)	3,373
174	Box, Inc. (a)	4,949
87	C3.ai, Inc. (a)	1,602
335	Cadence Design Systems, Inc. (a)	62,337
167	Ceridian HCM Holding, Inc. (a)	9,147
151	Citrix Systems, Inc.	15,313
54	CommVault Systems, Inc. (a)	3,029
142	Confluent, Inc. (a)	3,614
19	Consensus Cloud Solutions, Inc. (a)	1,027
91	Coupa Software, Inc. (a)	5,953
259	CrowdStrike Holdings, Inc. (a)	47,552
313	Datadog, Inc. (a)	31,929
103	Descartes Systems Group, Inc. ADR (Canada) (a)	7,111
243	DocuSign, Inc. (a)	15,547
37	Domo, Inc. (a)	1,036
325	Dropbox, Inc. (a)	7,390
92	Duck Creek Technologies, Inc. (a)	1,270
239	Dynatrace, Inc. (a)	8,994
48	Everbridge, Inc. (a)	1,207
31	Fair Isaac Corp. (a)	14,323
101	Guidewire Software, Inc. (a)	7,850

55	HubSpot, Inc. (a)	16,940
343	Intuit, Inc.	156,466
163	Lightspeed Commerce, Inc. ADR (Canada) (a)	3,496
727	Microsoft Corp.	204,098
11	MicroStrategy, Inc. Class A (a)	3,147
83	N-able, Inc. (a)	815
706	NortonLifeLock, Inc.	17,318
1,911	Oracle Corp.	148,752
95	PagerDuty, Inc. (a)	2,463
75	Ping Identity Holding Corp. (a)	1,286
53	Progress Software Corp.	2,489
128	PTC, Inc. (a)	15,793
69	Q2 Holdings, Inc. (a)	3,029
41	Qualys, Inc. (a)	5,015
71	Rapid7, Inc. (a)	4,542
114	SailPoint Technologies Holdings, Inc. (a)	7,270
1,028	Salesforce.com, Inc. (a)	189,173
195	Splunk, Inc. (a)	20,262
44	SPS Commerce, Inc. (a)	5,269
186	Synopsys, Inc. (a)	68,355
114	Tenable Holdings, Inc. (a)	4,406
50	Tyler Technologies, Inc. (a)	19,950
133	Varonis Systems, Inc. (a)	3,382
241	Workday, Inc. (a)	37,379
58	Workiva, Inc. (a)	3,799
149	Zendesk, Inc. (a)	11,238
147	Zuora, Inc. (a)	1,251

		1,542,188

Rental and Leasing Services - 0.0% †
48	Cerence, Inc. (a)	1,353

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
216	E2open, Inc. (a)	1,458
260	Matterport, Inc. (a)	1,105

		2,563

Telecommunications - 1.0%
144	8x8, Inc. (a)	704
276	Zoom Video Communications, Inc. (a)	28,665

		29,369

	TOTAL COMMON STOCKS (Cost $2,936,640)	$2,285,670

SHORT TERM INVESTMENTS - 25.9%
Money Market Funds - 25.9%
781,863	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$781,863

	TOTAL SHORT TERM INVESTMENTS (Cost $781,863)	$781,863

	TOTAL INVESTMENTS (Cost $3,718,503) - 101.7% (c)	$3,067,533
	Liabilities in Excess of Other Assets - (1.7)%	(50,987)

	TOTAL NET ASSETS - 100.0%	$3,016,546

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

†	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,549,316.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P North American Expanded Technology Software Index	2.1300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	738	$495,471	$(73,989)
Total return of S&P North American Expanded Technology Software Index	2.2200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,795	3,298,162	30,269

					$3,793,633	$(43,720)

Direxion Daily TIPS Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 72.7%
52,243	iShares TIPS Bond ETF (a)	$6,176,690

	TOTAL INVESTMENT COMPANIES (Cost $6,312,073)	$6,176,690

SHORT TERM INVESTMENTS - 27.1%
Money Market Funds - 27.1%
2,302,264	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$2,302,264

	TOTAL SHORT TERM INVESTMENTS (Cost $2,302,264)	$2,302,264

	TOTAL INVESTMENTS (Cost $8,614,337) - 99.8% (c)	$8,478,954
	Other Assets in Excess of Liabilities - 0.2%	14,979

	TOTAL NET ASSETS - 100.0%	$8,493,933

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,875,916.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Solactive TIPS ETF Index	1.7300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	91,440	$10,966,338	$26,220

Direxion Daily TIPS Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.1%
Money Market Funds - 106.1%
7,993,111	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$7,993,111

	TOTAL SHORT TERM INVESTMENTS (Cost $7,993,111)	$7,993,111

	TOTAL INVESTMENTS (Cost $7,993,111) - 106.1%	$7,993,111
	Liabilities in Excess of Other Assets - (6.1)%	(462,481)

	TOTAL NET ASSETS - 100.0%	$7,530,630

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.3700 % representing 1 month SOFR rate + spread	Total return of iShares TIPS Bond ETF	UBS Securities LLC	12/14/2022	127,384	$14,652,237	$(453,114)

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 78.1%
Accommodation - 27.8%
6,273	Boyd Gaming Co.	$348,214
8,999	Caesars Entertainment Inc. (a)	411,164
2,689	Choice Hotels International, Inc.	325,020
2,486	Hilton Grand Vacations, Inc. (a)	101,354
8,074	Hilton Worldwide Holdings, Inc.	1,034,037
23,984	Host Hotels & Resorts, Inc.	427,155
11,781	Huazhu Group Ltd. ADR	451,802
1,287	Hyatt Hotels Corp. (a)	106,499
8,859	InterContinental Hotels Group PLC ADR (United Kingdom)	534,286
19,330	Las Vegas Sands Corp. (a)	728,548
6,627	Marriott International, Inc. Class A	1,052,500
20,158	Melco Crown Entertainment Ltd. ADR (a)	103,814
17,010	MGM Resorts International	556,737
6,296	Park Hotels & Resorts, Inc.	98,155
3,558	Penn National Gaming, Inc. (a)	122,929
9,500	Sunstone Hotel Investors, Inc. (a)	107,635
2,223	Travel + Leisure Co.	95,834
1,687	Vail Resorts, Inc.	400,038
5,281	Wyndham Hotels & Resorts, Inc.	366,554

		7,372,275

Administrative and Support Services - 6.6%
509	Booking Holdings, Inc. (a)	985,266
6,410	Live Nation Entertainment, Inc. (a)	602,476
3,875	Six Flags Entertainment Corp. (a)	87,846
4,575	TripAdvisor, Inc. (a)	86,971

		1,762,559

Air Transportation - 13.5%
8,410	Alaska Air Group, Inc. (a)	372,816
759	Allegiant Travel Co. (a)	87,520
30,586	American Airlines Group, Inc. (a)	419,334
24,398	Delta Air Lines, Inc. (a)	775,857
10,588	JetBlue Airways Corp. (a)	89,151
6,528	Ryanair Holdings PLC ADR (Ireland) (a)	476,544
19,151	Southwest Airlines Co. (a)	730,036
5,425	Spirit Airlines, Inc. (a)	134,377
13,519	United Continental Holdings, Inc. (a)	496,823

		3,582,458

Amusement, Gambling, and Recreation Industries - 5.9%
2,101	SeaWorld Entertainment, Inc. (a)	100,281
10,295	The Walt Disney Co. (a)	1,092,299
5,981	Wynn Resorts Ltd. (a)	379,674

		1,572,254

Data Processing, Hosting and Related Services - 3.9%
9,404	Airbnb, Inc. (a)	1,043,656

Management of Companies and Enterprises - 5.5%
41,842	Carnival Corp. ADR (a)	379,089
26,635	Norwegian Cruise Line Holdings Ltd. ADR (a)	323,615
29,071	Trip.com Group Ltd. ADR (China) (a)	749,450

		1,452,154

Other Information Services - 0.4%
15,136	Sabre Corp. (a)	93,086

Performing Arts, Spectator Sports, and Related Industries - 1.5%
1,956	Churchill Downs, Inc.	410,369

Real Estate - 9.0%
6,806	Apple Hospitality REIT, Inc.	113,524
10,356	Gaming & Leisure Properties, Inc.	538,408
2,653	Marriott Vacations Worldwide Corp.	363,249
5,051	Pebblebrook Hotel Trust	98,797
3,935	Ryman Hospitality Properties, Inc. (a)	348,405
27,367	VICI Properties, Inc.	935,678

		2,398,061

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
16,218	Virgin Galactic Holdings, Inc. (a)	120,662

Support Activities for Transportation - 2.2%
5,442	Expedia, Inc. (a)	577,124

Water Transportation - 1.3%
8,951	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	346,494

	TOTAL COMMON STOCKS (Cost $26,417,929)	$20,731,152

SHORT TERM INVESTMENTS - 23.2%
Money Market Funds - 23.2%
4,628,342	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$4,628,342
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	2
1,530,269	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	1,530,269

	TOTAL SHORT TERM INVESTMENTS (Cost $6,158,613)	$6,158,613

	TOTAL INVESTMENTS (Cost $32,576,542) - 101.3% (e)	$26,889,765
	Liabilities in Excess of Other Assets - (1.3)%	(362,259)

	TOTAL NET ASSETS - 100.0%	$26,527,506

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,004,429.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of BlueStar® Travel and Vacation Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	800	$98,540	$(18)
Total return of BlueStar® Travel and Vacation Index	2.0300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	17,986	2,590,624	(382,879)
Total return of BlueStar® Travel and Vacation Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	9/1/2023	243,686	29,495,269	469,505

					$32,184,433	$86,608

Direxion Daily US Infrastructure Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 30.8%
Administrative and Support Services - 0.8%
225	Mastec, Inc. (a)	$17,759
186	NV5 Global, Inc. (a)	25,222

		42,981

Air Transportation - 0.3%
256	Atlas Air Worldwide Holdings, Inc. (a)	19,382

Computer and Electronic Product Manufacturing - 0.4%
342	Itron, Inc. (a)	19,973

Construction of Buildings - 0.7%
247	Dycom Industries, Inc. (a)	25,481
1,750	Tutor Perini Corp. (a)	15,890

		41,371

Couriers and Messengers - 0.4%
771	Air Transport Services Group, Inc. (a)	24,163

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
2,511	American Superconductor Corp. (a)	15,417
779	Powell Industries, Inc.	18,665

		34,082

Fabricated Metal Product Manufacturing - 0.4%
90	Valmont Industries, Inc.	24,433

Heavy and Civil Engineering Construction - 2.1%
873	Construction Partners, Inc. (a)	20,760
557	Granite Construction, Inc.	16,654
1,483	Great Lakes Dredge & Dock Corp. (a)	19,175
224	MYR Group, Inc. (a)	21,331
796	Primoris Services Corp.	18,595
760	Sterling Construction Co., Inc. (a)	19,540

		116,055

Machinery Manufacturing - 0.8%
418	Arcosa, Inc.	21,552
3,092	TechnipFMC PLC ADR (United Kingdom) (a)	25,014

		46,566

Management of Companies and Enterprises - 0.9%
497	Brookfield Infrastructure Partners L.P.	19,796
3,082	Frontline Ltd. ADR (a)	29,556

		49,352

Pipeline Transportation - 1.2%
1,699	Scorpio Tankers, Inc. ADR (Monaco)	65,598

Professional, Scientific, and Technical Services - 2.5%
289	AECOM	20,808
967	Fluor Corp. (a)	24,571
2,305	Infrastructure and Energy Alternatives, Inc. (a)	32,547
157	Jacobs Engineering Group, Inc.	21,556
385	Stantec, Inc. ADR (Canada)	19,019
144	Tetra Tech, Inc.	22,071

		140,572

Rail Transportation - 1.4%
163	Canadian National Railway Co. ADR (Canada)	20,649
269	Canadian Pacific Railway Ltd. ADR (Canada)	21,216
587	CSX Corp.	18,978
81	Union Pacific Corp.	18,411

		79,254

Real Estate - 1.3%
82	American Tower Corp.	22,208
110	Crown Castle International Corp.	19,873
129	Digital Realty Trust, Inc.	17,086
1,653	Uniti Group, Inc.	16,480

		75,647

Rental and Leasing Services - 0.7%
873	Global Ship Lease, Inc. ADR (United Kingdom)	16,343
267	Ryder System, Inc.	20,911

		37,254

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
4,064	DHT Holdings, Inc. ADR	26,701
1,347	Verra Mobility Corp. (a)	22,212

		48,913

Specialty Trade Contractors - 0.5%
204	Quanta Services, Inc.	28,301

Support Activities for Transportation - 2.0%
2,187	Daseke, Inc. (a)	18,327
185	Forward Air Corp.	19,412
258	Hub Group, Inc. (a)	19,711
101	J.B. Hunt Transport Services, Inc.	18,510
220	Matson, Inc.	20,167
73	Norfolk Southern Corp.	18,336

		114,463

Telecommunications - 1.1%
536	Argan, Inc.	19,918
28	Equinix, Inc.	19,705
64	SBA Communications Corp.	21,490

		61,113

Transportation Equipment Manufacturing - 0.9%
1,338	Embraer SA ADR (Brazil) (a)	12,203
531	The Greenbrier Companies, Inc.	16,896
222	Wabtec Corp.	20,750

		49,849

Truck Transportation - 4.2%
236	ArcBest Corp.	20,910
1,274	Heartland Express, Inc.	20,231
360	Knight-Swift Transportation Holdings, Inc. Class A	19,782
1,246	Marten Transport Ltd.	26,864
68	Old Dominion Freight Line, Inc.	20,639
73	Saia, Inc. (a)	17,363
776	Schneider National, Inc.	19,656
207	TFI International, Inc. ADR (Canada)	20,685
1,171	Universal Logistics Holdings, Inc.	35,189
4,165	US Xpress Enterprises, Inc. (a)	14,619
446	Werner Enterprises, Inc.	19,606

		235,544

Utilities - 3.1%
1,429	Algonquin Power & Utilities Corp. ADR (Canada)	19,992
223	American Electric Power Co., Inc.	21,979
299	Black Hills Corp.	23,083
691	MDU Resources Group, Inc.	19,742
728	NiSource, Inc.	22,131
511	NRG Energy, Inc.	19,290
273	Ormat Technologies Inc.	23,625
294	Xcel Energy, Inc.	21,515

		171,357

Water Transportation - 3.6%
1,448	Atlas Corp. ADR (United Kingdom)	16,913
1,654	Costamare, Inc. ADR (Marshall Islands)	19,401

257	Danaos Corp. ADR (Greece)	18,794
496	Eagle Bulk Shipping, Inc. ADR (Marshall Islands)	26,253
2,390	Euronav NV ADR (Belgium)	32,385
321	Kirby Corp. (a)	20,364
2,495	SFL Corp. Ltd. ADR	24,875
997	Star Bulk Carriers Corp. ADR (Greece)	25,947
345	ZIM Integrated Shipping Services Ltd. ADR (United Kingdom) (b)	17,188

		202,120

	TOTAL COMMON STOCKS (Cost $1,644,850)	$1,728,343

SHORT TERM INVESTMENTS - 55.7%
Money Market Funds - 55.7%
1,986,506	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$1,986,506
1,140,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	1,140,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,126,506)	$3,126,506

	TOTAL INVESTMENTS (Cost $4,771,356) - 86.5% (e)	$4,854,849
	Other Assets in Excess of Liabilities - 13.5%	757,191

	TOTAL NET ASSETS - 100.0%	$5,612,040

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,670,915.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Infrastructure Index	2.0300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	2,147	$4,839,221	$372,915
Total return of Indxx US Infrastructure Index	2.1700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,766	4,182,174	144,466

					$9,021,395	$517,381

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 54.4%
116,160	iShares Core S&P Mid-Cap ETF (a)	$29,148,029

	TOTAL INVESTMENT COMPANIES (Cost $27,775,452)	$29,148,029

SHORT TERM INVESTMENTS - 47.9%
Money Market Funds - 47.9%
14,352,056	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$14,352,056
11,298,637	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	11,298,637

	TOTAL SHORT TERM INVESTMENTS (Cost $25,650,693)	$25,650,693

	TOTAL INVESTMENTS (Cost $53,426,145) - 102.3% (c)	$54,798,722
	Liabilities in Excess of Other Assets - (2.3)%	(1,209,409)

	TOTAL NET ASSETS - 100.0%	$53,589,313

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,281,779.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	1.8300% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	15,307	$35,567,920	$2,886,815
Total return of S&P MidCap 400® Index	1.8300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	9,366	25,670,139	(2,056,476)
Total return of S&P MidCap 400® Index	1.9800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	14,286	35,275,150	623,230
Total return of S&P MidCap 400® Index	2.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	13,422	33,974,085	(236,142)

					$130,487,294	$1,217,427

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 70.7%
4,666,993	iShares Core S&P 500 ETF (a)	$1,933,441,860

	TOTAL INVESTMENT COMPANIES (Cost $1,852,202,674)	$1,933,441,860

SHORT TERM INVESTMENTS - 29.1%
Money Market Funds - 29.1%
323,872,584	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$323,872,584
131,564,769	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (b)	131,564,769
339,600,338	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	339,600,338

	TOTAL SHORT TERM INVESTMENTS (Cost $795,037,691)	$795,037,691

	TOTAL INVESTMENTS (Cost $2,647,240,365) - 99.8% (c)	$2,728,479,551
	Other Assets in Excess of Liabilities - 0.2%	5,827,020

	TOTAL NET ASSETS - 100.0%	$2,734,306,571

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,983,138,937.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.0300 % representing 1 month SOFR rate + spread	Goldman Sachs	10/26/2022	234,945	$903,739,788	$66,110,912
Total return of S&P 500® Index	2.0000 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	243,646	961,191,874	44,847,573
Total return of S&P 500® Index	1.7800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	242,016	1,021,642,590	(21,435,793)
Total return of S&P 500® Index	1.9800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	187,643	744,018,660	30,728,770
Total return of S&P 500® Index	2.1000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	159,922	627,887,176	32,459,270
Total return of S&P 500® Index	2.1800 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	230,000	901,430,728	47,917,934
Total return of S&P 500® Index	1.8800 % representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	219,740	878,392,860	29,074,614

					$6,038,303,676	$229,703,280

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.0%
Money Market Funds - 111.0%
397,228,785	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$397,228,785
89,051,016	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	89,051,016
104,434,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	104,434,053
104,948,616	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	104,948,616

	TOTAL SHORT TERM INVESTMENTS (Cost $695,662,470) (b)	$695,662,470

	TOTAL INVESTMENTS (Cost $695,662,470) - 111.0%	$695,662,470
	Liabilities in Excess of Other Assets - (11.0)%	(68,665,612)

	TOTAL NET ASSETS - 100.0%	$626,996,858

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $426,727,282.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6300 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/6/2022	22,799	$91,583,958	$(2,608,776)
1.8600 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/7/2022	70,439	271,614,672	(19,228,084)
1.8300 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/9/2022	98,307	389,038,661	(16,910,604)
1.5800 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2022	26,396	118,718,685	9,262,092
1.7800 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2022	57,737	244,179,394	5,313,498
1.9000 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/14/2022	134,120	544,556,544	(9,478,130)
1.5700 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/15/2022	45,611	178,002,401	(10,276,673)

					$1,837,694,315	$(43,926,677)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 56.9%
3,629,365	iShares Russell 2000 ETF (a)(b)	$679,598,596

	TOTAL INVESTMENT COMPANIES (Cost $717,843,952)	$679,598,596

SHORT TERM INVESTMENTS - 62.0%
Money Market Funds - 62.0%
470,699,171	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$470,699,171
45,107,429	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	45,107,429
224,834,856	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	224,834,856

	TOTAL SHORT TERM INVESTMENTS (Cost $740,641,456)	$740,641,456

	TOTAL INVESTMENTS (Cost $1,458,485,408) - 118.9% (e)	$1,420,240,052
	Liabilities in Excess of Other Assets - (18.9)%	(225,495,774)

	TOTAL NET ASSETS - 100.0%	$1,194,744,278

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $870,007,210.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.8300 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	133,981	$255,936,587	$(3,400,003)
Total return of Russell 2000® Index	1.8800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	235,000	485,279,465	(42,289,950)
Total return of Russell 2000® Index	1.9300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/8/2022	255,222	455,570,482	25,338,999
Total return of Russell 2000® Index	1.7700 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	297,588	534,381,385	26,572,607
Total return of Russell 2000® Index	1.2800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	211,012	373,288,996	24,476,707
Total return of Russell 2000® Index	2.0800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	213,187	401,816,069	(144,360)
Total return of Russell 2000® Index	1.8700 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	194,703	344,547,208	22,220,465

					$2,850,820,192	$52,774,465

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.9%
Money Market Funds - 102.9%
279,053,296	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$279,053,296
175,517,036	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	175,517,036

	TOTAL SHORT TERM INVESTMENTS (Cost $454,570,332) (b)	$454,570,332

	TOTAL INVESTMENTS (Cost $454,570,332) - 102.9%	$454,570,332
	Liabilities in Excess of Other Assets - (2.9)%	(13,017,844)

	TOTAL NET ASSETS - 100.0%	$441,552,488

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $315,668,369.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.5300% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/6/2022	40,704	$69,522,025	$(7,187,154)
1.7000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/8/2022	191,964	346,533,537	(15,281,088)
1.4800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2022	78,160	139,158,439	(8,154,953)
1.0800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	88,124	166,089,085	(87,990)
1.8000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/14/2022	130,531	219,761,096	(26,173,314)
1.6700% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/15/2022	173,173	306,447,633	(19,804,215)

					$1,247,511,815	$(76,688,714)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 54.5%
7,770,728	iShares China Large-Cap ETF (a)	$236,074,717

	TOTAL INVESTMENT COMPANIES (Cost $250,537,713)	$236,074,717

SHORT TERM INVESTMENTS - 66.3%
Money Market Funds - 66.3%
190,852,940	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$190,852,940
36,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	36,200,000
60,408,419	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	60,408,419

	TOTAL SHORT TERM INVESTMENTS (Cost $287,461,359)	$287,461,359

	TOTAL INVESTMENTS (Cost $537,999,072) - 120.8% (c)	$523,536,076
	Liabilities in Excess of Other Assets - (20.8)%	(90,266,044)

	TOTAL NET ASSETS - 100.0%	$433,270,032

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $410,117,279.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares China Large-Cap ETF	2.2800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	8,281,190	$263,214,966	$(11,974,946)
Total return of iShares China Large-Cap ETF	2.0300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	11,802,461	388,594,041	(29,694,465)
Total return of iShares China Large-Cap ETF	2.1700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	5,726,792	183,598,333	(9,565,840)
Total return of iShares China Large-Cap ETF	1.9200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	9,204,682	311,489,906	(32,230,474)

					$1,146,897,246	$(83,465,725)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.8%
Money Market Funds - 95.8%
59,640,014	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$59,640,014
49,220,004	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	49,220,004

	TOTAL SHORT TERM INVESTMENTS (Cost $108,860,018) (b)	$108,860,018

	TOTAL INVESTMENTS (Cost $108,860,018) - 95.8%	$108,860,018
	Other Assets in Excess of Liabilities - 4.2%	4,725,540

	TOTAL NET ASSETS - 100.0%	$113,585,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,728,561.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.8300% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/13/2022	6,118,911	$196,845,367	$11,153,141
1.7500% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/14/2022	5,097,471	154,861,169	105,893

					$351,706,536	$11,259,034

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 41.5%
154,972	Vanguard FTSE Europe ETF (a)(b)	$8,594,747

	TOTAL INVESTMENT COMPANIES (Cost $10,287,444)	$8,594,747

SHORT TERM INVESTMENTS - 59.0%
Money Market Funds - 59.0%
5,772,643	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$5,772,643
6,440,021	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	6,440,021

	TOTAL SHORT TERM INVESTMENTS (Cost $12,212,664)	$12,212,664

	TOTAL INVESTMENTS (Cost $22,500,108) - 100.5% (e)	$20,807,411
	Liabilities in Excess of Other Assets - (0.5)%	(108,730)

	TOTAL NET ASSETS - 100.0%	$20,698,681

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,946,526.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	312,385	$16,831,251	$508,647
Total return of Vanguard FTSE Europe ETF	2.2300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	183,065	12,113,410	(1,712,883)
Total return of Vanguard FTSE Europe ETF	2.0300 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	189,649	11,563,818	(878,050)
Total return of Vanguard FTSE Europe ETF	2.2700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	114,108	6,029,740	288,298
Total return of Vanguard FTSE Europe ETF	1.8200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	165,482	8,646,435	520,689

					$55,184,654	$(1,273,299)

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 5.3%
102,628	iShares MSCI Emerging Markets ETF (a)	$4,101,015

	TOTAL INVESTMENT COMPANIES (Cost $4,145,613)	$4,101,015

SHORT TERM INVESTMENTS - 106.5%
Money Market Funds - 106.5%
49,600,600	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$49,600,600
33,264,725	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	33,264,725
129	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.71% (b)	129

	TOTAL SHORT TERM INVESTMENTS (Cost $82,865,454)	$82,865,454

	TOTAL INVESTMENTS (Cost $87,011,067) - 111.8% (c)	$86,966,469
	Liabilities in Excess of Other Assets - (11.8)%	(9,134,340)

	TOTAL NET ASSETS - 100.0%	$77,832,129

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,648,338.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	1.8800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	2,913,759	$115,695,679	$1,235,850
Total return of iShares MSCI Emerging Markets ETF	1.8400% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	500,000	24,614,922	(4,570,867)
Total return of iShares MSCI Emerging Markets ETF	2.2200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,326,712	97,626,286	(4,174,567)

					$237,936,887	$(7,509,584)

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.6%
Money Market Funds - 107.6%
21,982,130	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$21,982,130
17,820,313	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	17,820,313

	TOTAL SHORT TERM INVESTMENTS (Cost $39,802,443) (b)	$39,802,443

	TOTAL INVESTMENTS (Cost $39,802,443) - 107.6%	$39,802,443
	Liabilities in Excess of Other Assets - (7.6)%	(2,805,988)

	TOTAL NET ASSETS - 100.0%	$36,996,455

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,843,021.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5300% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2022	500,000	$25,040,000	$4,591,893
1.8000% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/14/2022	933,525	40,120,604	2,751,000
1.2300% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	8/15/2023	1,343,951	51,968,491	(1,710,324)

					$117,129,095	$5,632,569

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 27.5%
57,328	iShares MSCI Mexico ETF (a)	$2,682,950

	TOTAL INVESTMENT COMPANIES (Cost $2,880,498)	$2,682,950

SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
6,875,551	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$6,875,551
200,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	200,371

	TOTAL SHORT TERM INVESTMENTS (Cost $7,075,922)	$7,075,922

	TOTAL INVESTMENTS (Cost $9,956,420) - 100.0% (c)	$9,758,872
	Other Assets in Excess of Liabilities - 0.0% (†)	3,823

	TOTAL NET ASSETS - 100.0%	$9,762,695

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,446,728.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	(0.4700)% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	439,631	$20,243,931	$341,679
Total return of iShares MSCI Mexico ETF	1.5200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	128,838	5,868,571	155,089

					$26,112,502	$496,768

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 39.9%
148,589	iShares MSCI South Korea ETF (a)	$8,997,064

	TOTAL INVESTMENT COMPANIES (Cost $11,404,788)	$8,997,064

SHORT TERM INVESTMENTS - 78.8%
Money Market Funds - 78.8%
5,059,116	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$5,059,116
12,720,063	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	12,720,063

	TOTAL SHORT TERM INVESTMENTS (Cost $17,779,179)	$17,779,179

	TOTAL INVESTMENTS (Cost $29,183,967) - 118.7% (c)	$26,776,243
	Liabilities in Excess of Other Assets - (18.7)%	(4,222,333)

	TOTAL NET ASSETS - 100.0%	$22,553,910

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,373,264.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea ETF	1.9800% representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	308,306	$18,448,604	$182,781
Total return of iShares MSCI South Korea ETF	1.9800% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	326,288	24,431,317	(4,399,436)
Total return of iShares MSCI South Korea ETF	2.0300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	334,254	19,551,994	649,079

					$62,431,915	$(3,567,576)

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 65.0%
Computer and Electronic Product Manufacturing - 21.7%
30,518	Aerojet Rocketdyne Holdings, Inc. (a)	$1,333,332
22,865	L3 Harris Technologies, Inc.	5,486,914
23,520	Mercury Computer Systems, Inc. (a)	1,387,915
11,827	Moog, Inc. Class A	1,012,864
11,832	Northrop Grumman Corp.	5,666,345
281,662	Raytheon Technologies Corp.	26,253,715

		41,141,085

Credit Intermediation and Related Activities - 0.1%
18,559	Smith & Wesson Brands, Inc.	270,033

Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
28,959	Axon Enterprise, Inc. (a)	3,190,992

Fabricated Metal Product Manufacturing - 4.0%
37,189	BWX Technologies, Inc.	2,107,872
15,678	Curtiss-Wright Corp.	2,248,852
11,772	RBC Bearings, Inc. (a)	2,778,192
7,182	Sturm, Ruger & Co, Inc.	474,946

		7,609,862

Merchant Wholesalers, Durable Goods - 3.2%
34,278	Hexcel Corp.	2,074,162
16,333	Huntington Ingalls Industries, Inc.	3,541,648
11,411	Kaman Corp.	351,230

		5,967,040

Miscellaneous Manufacturing - 2.9%
82,386	Textron, Inc.	5,407,817

Primary Metal Manufacturing - 3.0%
153,277	Howmet Aerospace, Inc.	5,691,175

Professional, Scientific, and Technical Services - 0.7%
30,059	Maxar Technologies, Inc.	826,021
10,998	Parsons Corp. (a)	475,444

		1,301,465

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
60,527	Rocket Lab USA, Inc. (a)	282,661
72,766	Virgin Galactic Holdings, Inc. (a)(b)	541,379

		824,040

Textile Mills - 0.1%
2,073	National Presto Industries, Inc.	147,598

Transportation Equipment Manufacturing - 27.2%
13,490	AAR Corp. (a)	600,710
9,448	AeroVironment, Inc. (a)	818,575
51,147	Archer Aviation, Inc. (a)(b)	206,634
52,748	Astra Space, Inc. (a)(b)	75,430
55,115	Boeing Co. (a)	8,780,371
24,162	General Dynamics Corp.	5,476,800
27,694	HEICO Corp.	3,535,970
15,716	HEICO Corp. Class A	2,478,570
50,977	Kratos Defense & Security Solutions, Inc. (a)	733,559
45,676	Lockheed Martin Corp.	18,901,185
42,826	Spirit AeroSystems Holdings, Inc.	1,405,549
9,065	TransDigm Group, Inc. (a)	5,641,512
26,355	Triumph Group, Inc. (a)	409,557
24,731	Woodward, Inc.	2,589,336

		51,653,758

	TOTAL COMMON STOCKS (Cost $123,869,260)	$123,204,865

SHORT TERM INVESTMENTS - 38.1%
Money Market Funds - 38.1%
37,938,130	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$37,938,130
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1
34,282,884	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	34,282,884

	TOTAL SHORT TERM INVESTMENTS (Cost $72,221,015)	$72,221,015

	TOTAL INVESTMENTS (Cost $196,090,275) - 103.1% (e)	$195,425,880
	Liabilities in Excess of Other Assets - (3.1)%	(5,738,713)

	TOTAL NET ASSETS - 100.0%	$189,687,167

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,529,989.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	9,072	$226,965,598	$10,155,178
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.1800 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	3,829	97,409,033	2,729,679
Total return of Dow Jones U.S. Select Aerospace & Defense Index	1.9800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,000	76,515,933	2,035,342
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.3200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,137	28,458,382	1,251,882

					$429,348,946	$16,172,081

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 58.4%
Accommodation - 1.9%
1,274	Caesars Entertainment Inc. (a)	$58,209
1,654	Hilton Worldwide Holdings, Inc.	211,828
2,043	Las Vegas Sands Corp. (a)	77,001
1,633	Marriott International, Inc. Class A	259,353
2,100	MGM Resorts International	68,733
971	Penn National Gaming, Inc. (a)	33,548

		708,672

Administrative and Support Services - 1.3%
241	Booking Holdings, Inc. (a)	466,501

Amusement, Gambling, and Recreation Industries - 0.1%
627	Wynn Resorts Ltd. (a)	39,802

Apparel Manufacturing - 0.4%
401	PVH Corp.	24,830
275	Ralph Lauren Corp.	27,123
1,918	V F Corp.	85,696

		137,649

Building Material and Garden Equipment and Supplies Dealers - 6.9%
3,927	Lowe’s Companies, Inc.	752,138
5,973	The Home Depot, Inc.	1,797,515

		2,549,653

Clothing and Clothing Accessories Stores - 1.8%
1,417	Bath & Body Works, Inc.	50,360
2,087	Ross Stores, Inc.	169,590
6,976	TJX Companies, Inc.	426,652

		646,602

Construction of Buildings - 1.1%
1,903	D.R. Horton, Inc.	148,491
1,536	Lennar Corp. Class A	130,560
18	NVR, Inc. (a)	79,076
1,412	PulteGroup, Inc.	61,591

		419,718

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
334	Whirlpool Corp.	57,739

Electronics and Appliance Stores - 0.2%
1,203	Best Buy Co., Inc.	92,619

Food Services and Drinking Places - 5.7%
166	Chipotle Mexican Grill, Inc. (a)	259,660
741	Darden Restaurants, Inc.	92,247
214	Domino’s Pizza, Inc.	83,912
3,357	McDonald’s Corp.	884,133
6,813	Starbucks Corp.	577,606
1,694	Yum! Brands, Inc.	207,583

		2,105,141

Funds, Trusts, and Other Financial Vehicles - 0.2%
906	Garmin Ltd. ADR (Switzerland)	88,444

General Merchandise Stores - 2.7%
1,359	Dollar General Corp.	337,616
1,338	Dollar Tree, Inc. (a)	221,252
2,747	Target Corp.	448,805

		1,007,673

Health and Personal Care Stores - 0.3%
311	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	120,951

Leather and Allied Product Manufacturing - 2.5%
7,537	NIKE, Inc. Class B	866,152
1,496	Tapestry, Inc.	50,311

		916,463

Management of Companies and Enterprises - 0.2%
5,798	Carnival Corp. ADR (a)(b)	52,530
2,489	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)	30,241

		82,771

Merchant Wholesalers, Durable Goods - 0.6%
1,546	LKQ Corp.	84,783
305	Mohawk Industries, Inc. (a)	39,186
238	Pool Corp.	85,133

		209,102

Miscellaneous Manufacturing - 0.2%
779	Hasbro, Inc.	61,323

Miscellaneous Store Retailers - 0.6%
755	Etsy, Inc. (a)	78,309
665	Tractor Supply Co.	127,334

		205,643

Motor Vehicle and Parts Dealers - 1.9%
363	Advance Auto Parts, Inc.	70,284
118	AutoZone, Inc. (a)	252,212
954	CarMax, Inc. (a)	94,961
390	O’Reilly Automotive, Inc. (a)	274,400

		691,857

Nonstore Retailers - 14.7%
39,018	Amazon.com, Inc. (a)	5,265,479
3,326	eBay, Inc.	161,743

		5,427,222

Plastics and Rubber Products Manufacturing - 0.1%
2,186	Newell Rubbermaid, Inc.	44,179

Support Activities for Transportation - 0.3%
901	Expedia, Inc. (a)	95,551

Transportation Equipment Manufacturing - 14.1%
1,609	Aptiv PLC ADR (Ireland) (a)	168,768
1,423	BorgWarner, Inc.	54,729
23,458	Ford Motor Co.	344,598
8,662	General Motors Co. (a)	314,084
4,851	Tesla Motors, Inc. (a)	4,324,424

		5,206,603

Water Transportation - 0.1%
1,333	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	51,600

Wholesale Electronic Markets and Agents and Brokers - 0.3%
841	Genuine Parts Co.	128,564

	TOTAL COMMON STOCKS (Cost $20,779,252)	$21,562,042

SHORT TERM INVESTMENTS - 33.5%
Money Market Funds - 33.5%
12,113,851	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$12,113,851
246,865	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	246,865

	TOTAL SHORT TERM INVESTMENTS (Cost $12,360,716)	$12,360,716

	TOTAL INVESTMENTS (Cost $33,139,968) - 91.9% (e)	$33,922,758
	Other Assets in Excess of Liabilities - 8.1%	3,005,008

	TOTAL NET ASSETS - 100.0%	$36,927,766

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,173,046.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	19,236	$30,413,885	$1,217,889
Total return of Consumer Discretionary Select Sector Index	2.1300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	2,500	3,821,650	283,212
Total return of Consumer Discretionary Select Sector Index	2.1300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2022	32,513	46,976,596	6,424,724

					$81,212,131	$7,925,825

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 64.4%
Administrative and Support Services - 1.9%
28,040	Cloudflare, Inc. (a)	$1,410,973
28,445	Teladoc Health, Inc. (a)	1,048,198

		2,459,171

Computer and Electronic Product Manufacturing - 5.0%
17,840	Arista Networks, Inc. (a)	2,080,679
92,607	Cisco Systems, Inc.	4,201,580

		6,282,259

Data Processing, Hosting and Related Services - 3.0%
20,038	Airbnb, Inc. (a)	2,223,817
22,133	Match Group, Inc. (a)	1,622,570

		3,846,387

Miscellaneous Store Retailers - 1.3%
15,601	Etsy, Inc. (a)	1,618,136

Motion Picture and Sound Recording Industries - 2.8%
15,514	Netflix, Inc. (a)	3,489,099

Nonstore Retailers - 8.3%
62,641	Amazon.com, Inc. (a)	8,453,403
41,026	eBay, Inc.	1,995,094

		10,448,497

Other Information Services - 9.3%
37,368	Alphabet, Inc. Class A (a)	4,346,646
34,193	Alphabet, Inc. Class C (a)	3,988,272
66,562	Pinterest, Inc. (a)	1,296,628
51,509	Twitter, Inc. (a)	2,143,289

		11,774,835

Professional, Scientific, and Technical Services - 11.0%
23,193	Ciena Corp. (a)	1,196,759
18,724	GoDaddy, Inc. (a)	1,388,946
41,921	Juniper Networks, Inc.	1,175,046
28,708	Meta Platforms, Inc. (a)	4,567,443
51,372	Nutanix, Inc. (a)	777,258
15,083	Okta, Inc. (a)	1,484,921
104,852	Snap, Inc. (a)	1,035,938
15,789	Snowflake, Inc. (a)	2,366,929

		13,993,240

Publishing Industries (except Internet) - 15.0%
15,607	Akamai Technologies, Inc. (a)	1,501,705
31,782	Box, Inc. (a)	903,880
14,215	Citrix Systems, Inc.	1,441,543
13,710	Coupa Software, Inc. (a)	896,908
18,510	Datadog, Inc. (a)	1,888,205
18,302	DocuSign, Inc. (a)	1,170,962
45,332	Dropbox, Inc. (a)	1,030,850
43,098	Fastly, Inc. (a)	490,024
22,054	Salesforce.com, Inc. (a)	4,058,377
10,220	Veeva Systems, Inc. (a)	2,284,988
13,196	Workday, Inc. (a)	2,046,700
34,600	ZoomInfo Technologies, Inc. (a)	1,310,994

		19,025,136

Real Estate - 1.2%
102,632	Opendoor Technologies, Inc. (a)	503,923
5,177	Zillow Group, Inc. Class A (a)	181,195
23,515	Zillow Group, Inc. Class C (a)	820,203

		1,505,321

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
72,274	CommScope Holding Co., Inc. (a)	652,634

Support Activities for Transportation - 1.1%
13,222	Expedia, Inc. (a)	1,402,193

Telecommunications - 4.0%
37,840	PayPal Holdings, Inc. (a)	3,274,295
16,825	Zoom Video Communications, Inc. (a)	1,747,445

		5,021,740

	TOTAL COMMON STOCKS (Cost $83,748,195)	$81,518,648

SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
19,400,709	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$19,400,709
52,847,039	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	52,847,039

	TOTAL SHORT TERM INVESTMENTS (Cost $72,247,748)	$72,247,748

	TOTAL INVESTMENTS (Cost $155,995,943) - 121.5% (c)	$153,766,396
	Liabilities in Excess of Other Assets - (21.5)%	(27,157,697)

	TOTAL NET ASSETS - 100.0%	$126,608,699

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $108,559,838.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	78,633	$64,195,195	$(13,712,060)
Total return of Dow Jones Internet Composite Index	1.9300 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	41,099	42,488,968	(16,167,800)
Total return of Dow Jones Internet Composite Index	1.6300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	248,357	158,605,766	1,579,616
Total return of Dow Jones Internet Composite Index	2.1400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	94,271	58,530,578	2,201,185

					$323,820,507	$(26,099,059)

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.2%
Money Market Funds - 109.2%
40,623,060	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$40,623,060
21,160,974	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	21,160,974

	TOTAL SHORT TERM INVESTMENTS (Cost $61,784,034) (b)	$61,784,034

	TOTAL INVESTMENTS (Cost $61,784,034) - 109.2%	$61,784,034
	Liabilities in Excess of Other Assets - (9.2)%	(5,227,517)

	TOTAL NET ASSETS - 100.0%	$56,556,517

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,162,751.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.4300 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/13/2022	109,565	$65,862,620	$(4,793,095)
1.9300 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/14/2022	153,403	95,411,847	(3,454,452)

					$161,274,467	$(8,247,547)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 60.4%
Administrative and Support Services - 1.1%
12,312	FactSet Research System, Inc.	$5,290,220
52,150	Moody’s Corp.	16,179,538

		21,469,758

Credit Intermediation and Related Activities - 24.1%
198,176	American Express Co. (a)	30,523,068
2,303,484	Bank of America Corp.	77,880,794
241,449	Bank of New York Mellon Corp.	10,493,373
630,910	Citigroup, Inc.	32,744,229
159,355	Citizens Financial Group, Inc.	6,050,709
42,483	Comerica, Inc.	3,303,903
91,283	Discover Financial Services	9,219,583
222,902	Fifth Third Bancorp	7,605,416
58,309	First Republic Bank	9,487,457
467,573	Huntington Bancshares, Inc.	6,214,045
954,216	JPMorgan Chase & Co.	110,078,358
302,950	KeyCorp	5,543,985
58,291	M&T Bank Corp.	10,343,738
67,700	Northern Trust Corp.	6,755,106
134,368	PNC Financial Services Group, Inc.	22,297,026
303,609	Regions Financial Corp.	6,430,439
20,445	Signature Bank	3,793,979
119,272	State Street Corp.	8,473,083
19,120	SVB Financial Group (a)	7,715,876
162,928	Synchrony Financial (a)	5,454,829
432,562	Truist Financial Corp.	21,831,404
439,258	U.S. Bancorp	20,732,978
1,231,445	Wells Fargo & Co.	54,023,492
49,175	Zions Bancorp	2,682,496

		479,679,366

Funds, Trusts, and Other Financial Vehicles - 0.4%
73,846	T. Rowe Price Group, Inc.	9,117,766

Insurance Carriers and Related Activities - 20.4%
192,540	Aflac, Inc.	11,032,542
89,339	Allstate Corp.	10,449,983
257,375	American International Group, Inc.	13,324,304
69,001	AON PLC ADR (United Kingdom)	20,082,051
68,249	Arthur J. Gallagher & Co.	12,215,888
17,572	Assurant, Inc.	3,088,806
587,782	Berkshire Hathaway, Inc. Class B (a)	176,687,269
76,117	Brown & Brown, Inc.	4,955,217
137,659	Chubb Limited (Switzerland) ADR	25,967,994
48,451	Cincinnati Financial Corp.	4,716,220
12,813	Everest Re Group Ltd. ADR	3,348,678
29,471	Globe Life, Inc.	2,968,614
106,845	Hartford Financial Services Group, Inc.	6,888,297
52,512	Lincoln National Corp.	2,695,966
63,167	Loews Corp.	3,679,478
163,067	Marsh & McLennan Companies, Inc.	26,736,465
224,572	MetLife, Inc.	14,204,179
76,348	Principal Financial Group, Inc.	5,110,735
190,020	Progressive Corp.	21,863,701
121,834	Prudential Financial, Inc.	12,182,182
77,961	Travelers Companies, Inc.	12,372,411
68,065	W.R. Berkley Corp.	4,256,104
36,221	Willis Towers Watson PLC ADR (Ireland)	7,495,574

		406,322,658

Management of Companies and Enterprises - 0.7%
127,698	Capital One Financial Corp. (a)	14,025,071

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.7%
35,707	Ameriprise Financial, Inc.	9,638,034
46,268	BlackRock, Inc.	30,961,620
34,500	CBOE Holdings, Inc.	4,256,610
489,984	Charles Schwab Corp.	33,833,395
116,771	CME Group, Inc.	23,293,479
90,955	Franklin Resources, Inc.	2,496,715
111,582	Goldman Sachs Group, Inc.	37,200,323
181,375	IntercontinentalExchange, Inc.	18,498,436
109,396	Invesco Ltd. ADR	1,940,685
12,262	MarketAxess Holdings, Inc.	3,320,304
454,659	Morgan Stanley	38,327,754
26,356	MSCI, Inc. Class A	12,686,197
37,451	NASDAQ OMX Group, Inc.	6,774,886
63,158	Raymond James Financial, Inc.	6,219,168
112,769	S&P Global, Inc.	42,506,019

		271,953,625

	TOTAL COMMON STOCKS (Cost $1,177,706,015)	$1,202,568,244

SHORT TERM INVESTMENTS - 37.0%
Money Market Funds - 37.0%
399,564,145	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)(c)	$399,564,145
175,589,758	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (b)	175,589,758
89,475	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	89,475
160,487,608	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	160,487,608

	TOTAL SHORT TERM INVESTMENTS (Cost $735,730,986)	$735,730,986

	TOTAL INVESTMENTS (Cost $1,913,437,001) - 97.4% (d)	$1,938,299,230
	Other Assets in Excess of Liabilities - 2.6%	51,067,178

	TOTAL NET ASSETS - 100.0%	$1,989,366,408

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,657,767,773.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Financials Select Sector Index	2.0800 % representing 1 month SOFR rate + spread	Goldman Sachs	12/9/2022	2,838,782	$1,178,515,306	$(51,734)
Total return of Financials Select Sector Index	2.1800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,347,000	551,462,431	7,717,678
Total return of Financials Select Sector Index	2.2300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,601,000	664,651,131	(28,001)
Total return of Financials Select Sector Index	2.1900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,028,000	426,767,402	(13,762)
Total return of Financials Select Sector Index	2.4200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,370,000	568,756,536	(28,436)
Total return of Financials Select Sector Index	2.0800 % representing 1 month SOFR rate + spread	Barclays	7/31/2023	1,659,550	688,963,438	(34,446)
Total return of Financials Select Sector Index	2.0300 % representing 1 month SOFR rate + spread	J.P. Morgan	8/29/2023	1,637,700	670,470,187	9,388,214

					$4,749,586,431	$16,949,513

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.8%
Money Market Funds - 111.8%
94,826,466	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$94,826,466
43,806,975	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	43,806,975
47,940,150	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	47,940,150

	TOTAL SHORT TERM INVESTMENTS (Cost $186,573,591) (b)	$186,573,591

	TOTAL INVESTMENTS (Cost $186,573,591) - 111.8%	$186,573,591
	Liabilities in Excess of Other Assets - (11.8)%	(19,724,739)

	TOTAL NET ASSETS - 100.0%	$166,848,852

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,490,084.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.7800% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Goldman Sachs	12/9/2022	346,351	$143,780,691	$—
2.0300% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Bank of America Merrill Lynch	12/13/2022	252,000	104,612,759	—
1.9200% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	UBS Securities LLC	12/14/2022	365,000	151,522,450	—
1.7800% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	J.P. Morgan	8/29/2023	242,370	99,221,431	(1,393,628)

					$499,137,331	$(1,393,628)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 59.8%
Ambulatory Health Care Services - 0.9%
1,469	DaVita, Inc. (a)	$123,631
2,249	Laboratory Corp. of America Holdings	589,665
1,424	Molina Healthcare, Inc. (a)	466,673
2,848	Quest Diagnostics, Inc.	388,952
29,414	Viatris, Inc.	285,022

		1,853,943

Chemical Manufacturing - 20.7%
42,875	AbbVie, Inc.	6,152,991
12,961	Amgen, Inc.	3,207,459
3,553	Biogen, Inc. (a)	764,108
952	Bio-Techne Corp.	366,787
51,657	Bristol-Myers Squibb Co.	3,811,254
4,348	Catalent, Inc. (a)	491,759
19,134	Eli Lilly and Company	6,308,288
30,433	Gilead Sciences, Inc.	1,818,372
4,568	Incyte Corp. (a)	354,842
61,356	Merck & Co., Inc.	5,481,545
6,154	Organon & Co.	195,205
136,136	Pfizer, Inc.	6,876,229
2,621	Regeneron Pharmaceuticals, Inc. (a)	1,524,610
6,205	Vertex Pharmaceuticals, Inc. (a)	1,739,944
1,797	West Pharmaceutical Services, Inc.	617,377
11,419	Zoetis, Inc.	2,084,538

		41,795,308

Computer and Electronic Product Manufacturing - 7.4%
1,106	Abiomed, Inc. (a)	324,069
7,282	Agilent Technologies, Inc.	976,516
525	Bio-Rad Laboratories, Inc. (a)	295,712
15,700	Danaher Corp.	4,576,079
6,051	Hologic, Inc. (a)	431,920
2,038	IDEXX Laboratories, Inc. (a)	813,529
3,812	Illumina, Inc. (a)	825,984
3,061	PerkinElmer, Inc.	468,853
9,498	Thermo Fisher Scientific, Inc.	5,683,698
1,461	Waters Corp. (a)	531,848

		14,928,208

Health and Personal Care Stores - 1.5%
31,816	CVS Health Corp.	3,044,155

Hospitals - 0.7%
5,520	HCA Healthcare, Inc.	1,172,558
1,629	Universal Health Services, Inc. Class B	183,214

		1,355,772

Insurance Carriers and Related Activities - 9.9%
14,191	Centene Corp. (a)	1,319,337
7,698	Cigna Corp.	2,119,721
5,849	Elevance Health, Inc.	2,790,558
3,069	Humana, Inc.	1,479,258
22,763	UnitedHealth Group, Inc.	12,345,286

		20,054,160

Machinery Manufacturing - 0.4%
550	Mettler-Toledo International, Inc. (a)	742,351

Management of Companies and Enterprises - 2.3%
42,483	Abbott Laboratories	4,623,850

Merchant Wholesalers, Durable Goods - 0.1%
3,349	Henry Schein, Inc. (a)	264,002

Merchant Wholesalers, Nondurable Goods - 1.0%
3,659	AmerisourceBergen Corp.	533,958
6,610	Cardinal Health, Inc.	393,691
3,527	McKesson Corp.	1,204,753

		2,132,402

Miscellaneous Manufacturing - 13.5%
1,778	Align Technology, Inc. (a)	499,565
12,217	Baxter International, Inc.	716,649
6,916	Becton, Dickinson & Co.	1,689,648
34,685	Boston Scientific Corp. (a)	1,423,819
5,227	Dentsply Sirona, Inc.	189,008
9,523	DexCom, Inc. (a)	781,648
15,085	Edwards Lifesciences Corp. (a)	1,516,646
8,709	Intuitive Surgical, Inc. (a)	2,004,551
63,845	Johnson & Johnson	11,142,229
32,549	Medtronic PLC ADR (Ireland)	3,011,433
3,549	ResMed, Inc.	853,606
2,429	Steris PLC ADR (Ireland)	548,104
8,166	Stryker Corp.	1,753,649
1,138	Teleflex, Inc.	273,643
1,196	The Cooper Companies, Inc.	391,092
5,085	Zimmer Biomet Holdings, Inc.	561,333

		27,356,623

Professional, Scientific, and Technical Services - 1.4%
1,233	Charles River Laboratories International, Inc. (a)	308,916
4,592	IQVIA Holdings, Inc. (a)	1,103,320
8,396	Moderna, Inc. (a)	1,377,699

		2,789,935

	TOTAL COMMON STOCKS (Cost $122,431,330)	$120,940,709

SHORT TERM INVESTMENTS - 40.3%
Money Market Funds - 40.3%
51,939,636	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$51,939,636
5,421	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	5,421
29,663,012	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	29,663,012

	TOTAL SHORT TERM INVESTMENTS (Cost $81,608,069)	$81,608,069

	TOTAL INVESTMENTS (Cost $204,039,399) - 100.1% (c)	$202,548,778
	Liabilities in Excess of Other Assets - (0.1)%	(204,594)

	TOTAL NET ASSETS - 100.0%	$202,344,184

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,424,551.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	20,000	$26,153,400	$606,500
Total return of Health Care Select Sector Index	2.1300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	81,665	106,473,793	2,739,268
Total return of Health Care Select Sector Index	2.1300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	130,000	166,015,200	7,904,866
Total return of Health Care Select Sector Index	2.1700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	131,916	170,446,193	5,912,665

					$469,088,586	$17,163,299

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 49.6%
Building Material and Garden Equipment and Supplies Dealers - 4.2%
19,107	Lowe’s Companies, Inc.	$3,659,564
12,357	The Home Depot, Inc.	3,718,715

		7,378,279

Construction of Buildings - 28.5%
14,478	Beazer Homes USA, Inc. (a)	213,551
14,298	Century Communities, Inc.	731,629
159,644	D.R. Horton, Inc.	12,457,021
22,766	Green Brick Partners , Inc. (a)	610,129
42,652	KB Home	1,392,161
7,480	Lennar Corp.	507,742
127,892	Lennar Corp. Class A	10,870,820
10,257	LGI Homes, Inc. (a)	1,156,990
28,237	M.D.C Holdings, Inc.	1,023,591
13,995	M/I Homes, Inc. (a)	643,910
18,042	Meritage Homes Corp. (a)	1,593,109
1,510	NVR, Inc. (a)	6,633,581
117,708	PulteGroup, Inc.	5,134,423
59,451	Taylor Morrison Home Corp. (a)	1,706,244
54,557	Toll Brothers, Inc.	2,683,113
51,162	TRI Pointe Group, Inc. (a)	947,520

		48,305,534

Fabricated Metal Product Manufacturing - 0.5%
8,666	PGT Innovations, Inc. (a)	189,785
6,256	Simpson Manufacturing Company, Inc.	646,120

		835,905

Furniture and Home Furnishings Stores - 0.8%
3,147	Ethan Allen Interiors, Inc.	72,349
15,284	Floor & Decor Holdings, Inc. (a)	1,231,432

		1,303,781

Furniture and Related Product Manufacturing - 0.1%
2,407	American Woodmark Corp. (a)	120,880

Machinery Manufacturing - 0.1%
8,521	Hayward Holdings, Inc. (a)	99,440

Management of Companies and Enterprises - 0.2%
16,115	AZEK Company, Inc. (a)	333,258

Merchant Wholesalers, Durable Goods - 4.6%
7,938	Beacon Roofing Supply, Inc. (a)	476,439
25,345	Builders FirstSource, Inc. (a)	1,723,460
19,096	Fortune Brands Home & Security, Inc.	1,330,609
19,179	Leggett & Platt, Inc.	760,255
4,779	Lennox International, Inc.	1,144,714
4,296	Lumber Liquidators Holdings, Inc. (a)	43,132
7,407	Mohawk Industries, Inc. (a)	951,651
4,827	Watsco, Inc.	1,322,357

		7,752,617

Merchant Wholesalers, Nondurable Goods - 2.0%
13,718	The Sherwin Williams Co.	3,318,933

Miscellaneous Store Retailers - 0.6%
4,112	Cavco Industries, Inc. (a)	1,060,033

Nonmetallic Mineral Product Manufacturing - 1.3%
5,798	Eagle Materials, Inc.	733,157
14,219	Owens Corning	1,318,670
4,795	Quanex Building Products Corp.	118,005

		2,169,832

Specialty Trade Contractors - 2.7%
11,261	Installed Building Products, Inc.	1,142,091
16,196	TopBuild Corp. (a)	3,429,017

		4,571,108

Wood Product Manufacturing - 4.0%
12,567	JELD-WEN Holding, Inc. (a)	223,441
12,104	Louisiana-Pacific Corp.	770,178
33,968	Masco Corp.	1,881,148
3,249	Masonite International Corp. ADR (a)	295,756
25,667	Skyline Champion Corp. (a)	1,624,721
16,447	Trex Company, Inc. (a)	1,061,160
9,199	UFP Industries, Inc.	848,240

		6,704,644

	TOTAL COMMON STOCKS (Cost $89,359,171)	$83,954,244

SHORT TERM INVESTMENTS - 57.6%
Money Market Funds - 57.6%
53,123,666	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$53,123,666
14,768,880	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	14,768,880
29,465,829	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	29,465,829

	TOTAL SHORT TERM INVESTMENTS (Cost $97,358,375)	$97,358,375

	TOTAL INVESTMENTS (Cost $186,717,546) - 107.2% (c)	$181,312,619
	Liabilities in Excess of Other Assets - (7.2)%	(12,185,443)

	TOTAL NET ASSETS - 100.0%	$169,127,176

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $125,881,661.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	2.0300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	13,301	$136,388,800	$8,709,847
Total return of Dow Jones U.S. Select Home Construction Index	1.9800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	8,949	102,114,397	(4,487,720)
Total return of Dow Jones U.S. Select Home Construction Index	2.0800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	14,200	139,334,454	15,567,280
Total return of Dow Jones U.S. Select Home Construction Index	2.3200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,341	23,981,981	1,547,266

					$401,819,632	$21,336,673

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 68.1%
Administrative and Support Services - 2.9%
525	Allegion PLC ADR (Ireland)	$55,492
732	Equifax, Inc.	152,922
661	Robert Half International, Inc.	52,312
1,355	Rollins, Inc.	52,262
2,285	Waste Management, Inc.	376,020

		689,008

Air Transportation - 1.7%
754	Alaska Air Group, Inc. (a)	33,425
3,886	American Airlines Group, Inc. (a)	53,277
3,835	Delta Air Lines, Inc. (a)	121,953
3,548	Southwest Airlines Co. (a)	135,250
1,955	United Continental Holdings, Inc. (a)	71,846

		415,751

Building Material and Garden Equipment and Supplies Dealers - 0.3%
319	Snap-on, Inc.	71,472

Computer and Electronic Product Manufacturing - 11.8%
1,382	AMETEK, Inc.	170,677
2,145	Fortive Corp.	138,245
4,073	Honeywell International, Inc.	783,890
1,154	L3 Harris Technologies, Inc.	276,925
874	Northrop Grumman Corp.	418,559
2,530	Otis Worldwide Corp.	197,770
8,897	Raytheon Technologies Corp.	829,289

		2,815,355

Couriers and Messengers - 5.0%
1,427	FedEx Corp.	332,619
4,394	United Parcel Service, Inc. Class B	856,347

		1,188,966

Electrical Equipment, Appliance, and Component Manufacturing - 2.7%
778	A.O. Smith Corp.	49,224
3,554	Emerson Electric Co.	320,109
382	Generac Holdings, Inc. (a)	102,490
695	Rockwell Automation, Inc.	177,420

		649,243

Fabricated Metal Product Manufacturing - 0.6%
989	Pentair PLC ADR (Ireland)	48,352
903	Stanley Black & Decker, Inc.	87,889

		136,241

Food Services and Drinking Places - 0.9%
520	Cintas Corp.	221,255

Machinery Manufacturing - 12.1%
5,075	Carrier Global Corp.	205,690
3,191	Caterpillar, Inc.	632,616
844	Cummins, Inc.	186,786
1,670	Deere & Co.	573,111
6,585	General Electric Co.	486,697
455	IDEX Corp.	94,981
2,428	Ingersoll Rand, Inc.	120,914
323	Nordson Corp.	74,610
768	Parker Hannifin Corp.	222,021
1,400	Trane Technologies PLC ADR (Ireland)	205,786
1,077	Xylem, Inc.	99,116

		2,902,328

Merchant Wholesalers, Durable Goods - 3.4%
1,279	Copart, Inc. (a)	163,840
3,444	Fastenal Co.	176,884
783	Fortune Brands Home & Security, Inc.	54,559
240	Huntington Ingalls Industries, Inc.	52,042
4,163	Johnson Controls International PLC ADR (Ireland)	224,427
257	W.W. Grainger, Inc.	139,687

		811,439

Merchant Wholesalers, Nondurable Goods - 1.5%
1,695	Illinois Tool Works, Inc.	352,153

Miscellaneous Manufacturing - 2.9%
3,405	3M Co.	487,732
863	Dover Corp.	115,366
1,286	Textron, Inc.	84,413

		687,511

National Security and International Affairs - 0.4%
818	Leidos Holdings, Inc.	87,526

Primary Metal Manufacturing - 0.3%
2,250	Howmet Aerospace, Inc.	83,542

Professional, Scientific, and Technical Services - 2.9%
2,387	Eaton Corp PLC ADR (Ireland)	354,207
770	Jacobs Engineering Group, Inc.	105,721
2,152	Nielsen Holdings PLC ADR	51,541
945	Verisk Analytics, Inc. Class A	179,786

		691,255

Rail Transportation - 5.3%
13,008	CSX Corp.	420,549
3,757	Union Pacific Corp.	853,966

		1,274,515

Rental and Leasing Services - 0.6%
428	United Rentals, Inc. (a)	138,103

Specialty Trade Contractors - 0.5%
859	Quanta Services, Inc.	119,169

Support Activities for Transportation - 2.7%
761	C.H. Robinson Worldwide, Inc.	84,243
1,004	Expeditors International of Washington, Inc.	106,675
501	J.B. Hunt Transport Services, Inc.	91,818
1,426	Norfolk Southern Corp.	358,168

		640,904

Transportation Equipment Manufacturing - 8.0%
3,327	Boeing Co. (a)	530,024
1,378	General Dynamics Corp.	312,351
1,417	Lockheed Martin Corp.	586,369
2,081	Paccar, Inc.	190,453
310	TransDigm Group, Inc. (a)	192,926
1,092	Wabtec Corp.	102,069

		1,914,192

Truck Transportation - 0.7%
550	Old Dominion Freight Line, Inc.	166,931

Waste Management and Remediation Services - 0.7%
1,247	Republic Services, Inc.	172,909

Wood Product Manufacturing - 0.3%
1,412	Masco Corp.	78,197

	TOTAL COMMON STOCKS (Cost $18,547,769)	$16,307,965

SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
3,405,679	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$3,405,679
1,290,751	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	1,290,751
5,270,129	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	5,270,129

	TOTAL SHORT TERM INVESTMENTS (Cost $9,966,559)	$9,966,559

	TOTAL INVESTMENTS (Cost $28,514,328) - 109.7% (c)	$26,274,524
	Liabilities in Excess of Other Assets - (9.7)%	(2,318,577)

	TOTAL NET ASSETS - 100.0%	$23,955,947

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,693,364.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

						Unrealized
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation (Depreciation)
Total return of Industrials Select Sector Index	1.9800% representing 1 month SOFR rate + spread	J.P. Morgan	9/12/2022	20,713	$18,671,820	$1,271,042
Total return of Industrials Select Sector Index	2.2300% representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	14,073	14,696,434	(1,117,933)
Total return of Industrials Select Sector Index	1.8800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	19,849	19,563,840	(436,090)
Total return of Industrials Select Sector Index	2.1300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,047	3,078,009	(135,691)

					$56,010,103	$(418,672)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 56.6%
Accommodation - 0.7%
27,017	Host Hotels & Resorts, Inc.	$481,173

Administrative and Support Services - 0.8%
10,984	Iron Mountain, Inc.	532,614

Professional, Scientific, and Technical Services - 1.4%
5,078	Extra Space Storage, Inc.	962,383

Real Estate - 48.1%
5,613	Alexandria Real Estate Equities, Inc.	930,523
17,564	American Tower Corp.	4,756,858
5,287	AvalonBay Communities, Inc.	1,131,101
5,389	Boston Properties, Inc.	491,261
4,030	Camden Property Trust	568,633
12,353	CBRE Group, Inc. Class A (a)	1,057,664
16,366	Crown Castle International Corp.	2,956,681
10,758	Digital Realty Trust, Inc.	1,424,897
14,533	Duke Realty Corp.	909,184
12,935	Equity Residential	1,013,975
2,473	Essex Property Trust, Inc.	708,589
2,703	Federal Realty Investment Trust	285,464
20,393	Healthpeak Properties, Inc.	563,459
23,359	Kimco Realty Corp.	516,467
4,363	Mid-America Apartment Communities, Inc.	810,340
27,986	Prologis, Inc.	3,709,824
5,769	Public Storage	1,883,059
22,743	Realty Income Corp.	1,682,755
5,862	Regency Centers Corp.	377,689
12,411	Simon Property Group, Inc.	1,348,331
11,311	UDR, Inc.	547,452
15,107	Ventas, Inc.	812,454
36,399	VICI Properties, Inc.	1,244,482
6,017	Vornado Realty Trust	182,857
17,161	Welltower, Inc.	1,481,681
28,143	Weyerhaeuser Co.	1,022,154

		32,417,834

Telecommunications - 5.6%
3,443	Equinix, Inc.	2,422,977
4,073	SBA Communications Corp.	1,367,672

		3,790,649

	TOTAL COMMON STOCKS (Cost $40,062,208)	$38,184,653

SHORT TERM INVESTMENTS - 39.6%
Money Market Funds - 39.6%
7,754,166	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$7,754,166
18,963,526	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	18,963,526

	TOTAL SHORT TERM INVESTMENTS (Cost $26,717,692)	$26,717,692

	TOTAL INVESTMENTS (Cost $66,779,900) - 96.2% (c)	$64,902,345
	Other Assets in Excess of Liabilities - 3.8%	2,525,143

	TOTAL NET ASSETS - 100.0%	$67,427,488

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,160,800.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	1.5800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	280,742	$59,248,256	$1,730,772
Total return of Real Estate Select Sector Index	1.6300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	298,170	60,951,913	3,806,443
Total return of Real Estate Select Sector Index	1.7800 % representing 1 month SOFR rate + spread	J.P. Morgan	3/28/2023	176,845	39,008,461	(312,792)

					$159,208,630	$5,224,423

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 126.5%
Money Market Funds - 126.5%
57,371,048	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$57,371,048
61,903,826	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	61,903,826

	TOTAL SHORT TERM INVESTMENTS (Cost $119,274,874) (b)	$119,274,874

	TOTAL INVESTMENTS (Cost $119,274,874) - 126.5%	$119,274,874
	Liabilities in Excess of Other Assets - (26.5)%	(25,004,860)

	TOTAL NET ASSETS - 100.0%	$94,270,014

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $82,447,753.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.2800 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	12/6/2022	521,068	$103,254,222	$(10,190,355)
1.3800 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/13/2022	321,895	64,224,299	(5,620,379)
1.4300 % representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/14/2022	459,491	92,826,175	(6,891,780)

					$260,304,696	$(22,702,514)

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Schedule of Investments (Unaudited)
	July 31, 2022

Shares		Fair Value
COMMON STOCKS - 51.2%
Administrative and Support Services - 1.7%
5,402	Royalty Pharma PLC ADR (United Kingdom)	$234,933

Ambulatory Health Care Services - 4.0%
8,979	Axsome Therapeutics, Inc. (a)	346,499
19,523	Viatris, Inc.	189,178

		535,677

Chemical Manufacturing - 39.0%
4,859	Aclaris Therapeutics, Inc. (a)	74,877
7,135	Amphastar Pharmaceuticals, Inc. (a)	266,778
1,472	ANI Pharmaceuticals, Inc. (a)	50,416
4,311	Athira Pharma, Inc. (a)	15,002
2,912	Bristol-Myers Squibb Co.	214,847
9,787	Cara Therapeutics, Inc. (a)	85,538
7,955	Cassava Sciences, Inc. (a)(b)	129,905
2,050	Catalent, Inc. (a)	231,855
4,774	Collegium Pharmaceutical, Inc. (a)	82,065
10,213	Corcept Therapeutics, Inc. (a)	292,705
9,819	Elanco Animal Health, Inc. (a)	198,933
736	Eli Lilly and Company	242,652
5,459	Evolus, Inc. (a)	67,309
4,794	Harmony Biosciences Holdings, Inc. (a)	243,200
14,321	Innoviva, Inc. (a)	205,363
4,123	Intra-Cellular Therapies, Inc. (a)	223,137
1,482	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	231,281
2,508	Merck & Co., Inc.	224,065
65,861	Nektar Therapeutics (a)	260,810
3,515	NGM Biopharmaceuticals, Inc. (a)	50,897
6,166	Organon & Co.	195,585
3,921	Pacira Pharmaceuticals, Inc. (a)	221,772
5,654	Perrigo Co. PLC ADR (Ireland)	236,733
4,375	Pfizer, Inc.	220,981
3,302	Prestige Consumer Healthcare, Inc. (a)	199,144
3,917	Relmada Therapeutics, Inc. (a)	100,275
11,801	Revance Therapeutics, Inc. (a)	183,152
1,283	SIGA Technologies, Inc. (b)	22,055
5,711	Supernus Pharmaceuticals, Inc. (a)	181,324
7,918	Theravance Biopharma, Inc. ADR (a)	69,599
1,354	Zoetis, Inc.	247,173

		5,269,428

Merchant Wholesalers, Nondurable Goods - 0.9%
10,994	Amneal Pharmaceuticals, Inc. (a)	38,919
7,509	Atea Pharmaceuticals, Inc. (a)	61,574
1,069	Phibro Animal Health Corp.	20,920

		121,413

Miscellaneous Manufacturing - 1.6%
1,267	Johnson & Johnson	221,117

Professional, Scientific, and Technical Services - 3.5%
5,449	Arvinas, Inc. (a)	289,396
6,039	Reata Pharmaceuticals, Inc. (a)(b)	185,277

		474,673

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
12,120	Nuvation Bio, Inc. (a)	33,451
6,694	Roivant Sciences Ltd. ADR (a)	26,642

		60,093

	TOTAL COMMON STOCKS (Cost $7,447,663)	$6,917,334

SHORT TERM INVESTMENTS - 50.8%
Money Market Funds - 50.8%
3,643,271	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$3,643,271
870,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	870,595
2,339,568	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	2,339,568

	TOTAL SHORT TERM INVESTMENTS (Cost $6,853,434)	$6,853,434

	TOTAL INVESTMENTS (Cost $14,301,097) - 102.0% (e)	$13,770,768
	Liabilities in Excess of Other Assets - (2.0)%	(269,359)

	TOTAL NET ASSETS - 100.0%	$13,501,409

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,659,644.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	2.1300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	2,199	$10,005,660	$821,628
Total return of S&P Pharmaceuticals Select Industry Index	1.8800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,466	12,329,126	(169,034)
Total return of S&P Pharmaceuticals Select Industry Index	2.1700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,148	10,597,684	(17,138)

					$32,932,470	$635,456

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 60.9%
Credit Intermediation and Related Activities - 55.0%
3,668	1st Source Corp.	$176,871
5,119	Allegiance Bancshares, Inc.	225,441
7,701	Amerant Bancorp, Inc.	210,391
35,090	Ameris Bancorp	1,659,406
103,451	Associated Banc-Corp	2,079,365
18,412	Atlantic Union Bankshares Corp.	636,871
7,868	BancFirst Corp.	844,945
14,839	Bank of Hawaii Corp.	1,188,752
3,244	Bank of Marin Bancorp	106,144
52,203	Bank OZK	2,093,340
52,702	BankUnited, Inc.	2,047,473
13,481	Banner Corp.	835,687
23,387	Berkshire Hills Bancorp, Inc.	658,812
13,058	BOK Financial Corp.	1,149,496
24,722	Brookline Bancorp, Inc.	341,905
79,891	Cadence Bank	2,085,155
2,648	Camden National Corp.	121,014
19,672	Cathay General Bancorp	820,322
54,256	Citizens Financial Group, Inc.	2,060,100
4,941	City Holding Co.	428,829
63,019	Columbia Banking System, Inc.	1,901,283
26,381	Comerica, Inc.	2,051,650
27,515	Commerce Bancshares, Inc.	1,912,017
15,354	Community Bank System, Inc.	1,033,785
3,207	Community Trust Bancorp, Inc.	138,959
12,892	ConnectOne Bancorp, Inc.	340,864
34,489	Customers Bancorp, Inc. (a)	1,317,135
63,517	CVB Financial Corp.	1,693,998
12,836	Dime Community Bancshares, Inc.	437,451
12,855	Eagle Bancorp, Inc.	630,281
30,008	East West Bancorp, Inc.	2,153,974
51,097	Eastern Bankshares, Inc.	1,042,379
9,238	Enterprise Financial Services Corp.	434,463
178,049	F.N.B. Corp.	2,129,466
10,177	FB Financial Corp.	436,084
55,641	Fifth Third Bancorp	1,898,471
3,160	Financial Institutions, Inc.	83,772
11,824	First Bancorp	447,893
128,162	First BanCorp ADR	1,933,965
4,987	First Bancshares, Inc.	144,623
10,836	First Busey Corp.	267,107
3,099	First Citizens BancShares, Inc. Class A	2,344,951
39,789	First Commonwealth Financial Corp.	589,673
24,529	First Financial Bancorp	547,978
32,281	First Financial Bankshares, Inc.	1,426,175
4,617	First Financial Corp.	215,706
45,486	First Hawaiian, Inc.	1,159,438
89,667	First Horizon National Corp.	2,004,954
17,635	First Merchants Corp.	732,382
14,032	First Republic Bank	2,283,147
7,406	Flushing Finanicial Corp.	159,896
85,142	Fulton Financial Corp.	1,421,020
27,162	Glacier Bancorp, Inc.	1,360,545
2,614	Great Southern Bancorp, Inc.	161,911
33,867	Hancock Holding Co.	1,653,048
10,782	Hanmi Financial Corp. Class A	272,461
13,023	HarborOne Bancorp, Inc.	188,833
8,614	Heartland Financial USA, Inc.	386,769
11,166	Heritage Commerce Corp.	131,535
10,800	Heritage Financial Corp.	281,016
40,619	Hilltop Holdings, Inc.	1,171,858
12,061	HomeStreet, Inc.	449,755
66,072	Hope Bancorp, Inc.	993,723
9,844	Horizon Bancorp, Inc.	187,725
159,457	Huntington Bancshares, Inc.	2,119,184
12,876	Independent Bank Corp. (Massachusetts)	1,079,009
5,288	Independent Bank Corp. (Michigan)	110,942
16,713	Independent Bank Group, Inc.	1,181,943
16,866	International Bancshares Corp.	739,743
111,719	KeyCorp	2,044,458
10,989	Lakeland Bancorp, Inc.	174,945
9,941	Lakeland Financial Corp.	773,410
36,081	Live Oak Bancshares, Inc.	1,358,089
11,971	M&T Bank Corp.	2,124,254
2,901	Mercantile Bank Corp.	102,811
21,063	Meta Financial Group, Inc.	710,244
7,256	Metropolitan Bank Holding Corp. (a)	503,421
5,025	Midland States Bancorp, Inc.	131,655
10,674	NBT Bancorp, Inc.	432,724
3,728	Nicolet Bankshares, Inc. (a)	298,165
60,727	Northwest Bancshares, Inc.	873,254
17,566	OceanFirst Financial Corp.	361,157
19,415	OFG Bancorp ADR	533,330
131,822	Old National Bancorp	2,295,021
11,618	Old Second Bancorp, Inc.	163,233
3,299	Origin Bancorp, Inc.	142,088
30,681	Pacific Premier Bancorp, Inc.	1,032,109
68,766	PacWest Bancorp	1,927,511
2,299	Park National Corp.	297,858
3,844	Peapack-Gladstone Financial Corp.	125,545
5,806	Peoples Bancorp, Inc.	179,522
26,916	Pinnacle Financial Partners, Inc.	2,129,056
12,539	PNC Financial Services Group, Inc.	2,080,722
25,468	Popular, Inc. ADR	1,978,100
4,711	Preferred Bank	342,490
8,186	Premier Financial Corp.	233,137
29,114	Prosperity Bancshares, Inc.	2,157,056
98,571	Regions Financial Corp.	2,087,734
16,263	Renasant Corp.	543,184
12,361	S&T Bancorp, Inc.	382,449
9,908	Sandy Spring Bancorp, Inc.	409,200
21,971	Seacoast Banking Corp. of Florida	786,122
9,846	Signature Bank	1,827,122
26,825	Silvergate Capital Corp. (a)	2,502,504
56,000	Simmons First National Corp.	1,330,000
6,655	Southside Bancshares, Inc.	265,801

4,482	SVB Financial Group (a)	1,808,711
52,422	Synovus Financial Corp.	2,116,800
36,384	Texas Capital Bancshares, Inc. (a)	2,132,830
32,457	The Bancorp, Inc. (a)	798,442
2,718	Tompkins Financial Corp.	209,694
13,228	Towne Bank	395,120
6,436	TriCo Bancshares	307,641
15,967	Triumph Bancorp, Inc. (a)	1,160,003
43,206	Truist Financial Corp.	2,180,607
19,487	Trustmark Corp.	632,743
14,215	UMB Financial Corp.	1,286,458
48,765	United Bankshares, Inc.	1,889,156
42,760	United Community Banks, Inc.	1,455,123
5,538	Univest Corp. of Pennsylvania	138,118
178,208	Valley National Bancorp	2,083,252
25,194	Washington Federal, Inc.	859,871
3,679	Washington Trust Bancorp, Inc.	201,904
42,906	Webster Financial Corp.	1,992,984
17,088	WesBanco, Inc.	583,043
6,910	Westamerica Bancorp	414,669
26,645	Western Alliance Bancorp	2,035,145
24,244	Wintrust Financial Corp.	2,085,954
37,606	Zions Bancorp	2,051,407

		132,014,415

Management of Companies and Enterprises - 5.6%
22,756	Banc of California, Inc.	398,458
7,843	Byline Bancorp, Inc.	192,075
13,391	Central Pacific Financial Corp.	317,099
17,005	Cullen/Frost Bankers, Inc.	2,217,452
19,451	First Foundation, Inc.	404,970
45,792	First Interstate BancSystem, Inc.	1,867,398
66,712	Home Bancshares, Inc.	1,574,403
9,563	National Bank Holdings Corp.	398,012
14,125	ServisFirst Bancshares, Inc.	1,206,981
26,033	South State Corp.	2,206,817
115,122	Umpqua Holdings Corp.	2,027,298
24,590	Veritex Holdings, Inc.	760,815

		13,571,778

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
5,200	CBTX, Inc.	160,940
7,140	CrossFirst Bankshares, Inc. (a)	97,961
6,166	QCR Holdings, Inc.	365,582

		624,483

	TOTAL COMMON STOCKS (Cost $160,920,987)	$146,210,676

SHORT TERM INVESTMENTS - 35.9%
Money Market Funds - 35.9%
56,495,282	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$56,495,282
12,266	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	12,266
29,722,316	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	29,722,316

	TOTAL SHORT TERM INVESTMENTS (Cost $86,229,864)	$86,229,864

	TOTAL INVESTMENTS (Cost $247,150,851) - 96.8% (c)	$232,440,540
	Other Assets in Excess of Liabilities - 3.2%	7,621,589

	TOTAL NET ASSETS - 100.0%	$240,062,129

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $150,085,025.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	2.0300 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	93,042	$179,950,520	$6,750,761
Total return of S&P Regional Banks Select Industry Index	2.1300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	100,000	193,863,000	6,912,524
Total return of S&P Regional Banks Select Industry Index	2.0700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	93,396	174,782,548	12,317,948

					$548,596,068	$25,981,233

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2022

Shares		Fair Value
COMMON STOCKS - 59.1%
Administrative and Support Services - 0.6%
9,855	Revolve Group, Inc. (a)	$279,094

Broadcasting (except Internet) - 0.5%
85,774	Qurate Retail, Inc.	234,163

Clothing and Clothing Accessories Stores - 12.7%
15,473	Abercrombie & Fitch Co. Class A (a)	275,574
8,056	Academy Sports & Outdoors Inc.	346,650
24,752	American Eagle Outfitters, Inc. (b)	298,014
8,711	Bath & Body Works, Inc.	309,589
3,610	Boot Barn Holdings, Inc. (a)	224,903
10,701	Caleres, Inc.	265,599
53,195	Chicos FAS, Inc. (a)	267,039
6,663	Childrens Place Retail Stores, Inc. (a)	288,774
19,617	Designer Brands, Inc.	283,073
31,156	Gap, Inc.	299,721
5,371	Genesco, Inc. (a)	301,044
15,390	Guess?, Inc.	291,025
11,034	Nordstrom, Inc. (b)	259,409
3,822	Ross Stores, Inc.	310,576
10,985	Shoe Carnival, Inc.	239,583
4,789	Signet Jewelers Ltd. ADR	291,937
9,649	The Buckle, Inc.	291,400
5,005	TJX Companies, Inc.	306,106
13,891	Urban Outfitters, Inc. (a)	284,488
8,285	Victoria’s Secret & Co. (a)	306,214
9,123	Zumiez, Inc. (a)	237,198

		5,977,916

Data Processing, Hosting and Related Services - 0.6%
5,251	Shutterstock, Inc.	296,681

Electronics and Appliance Stores - 1.8%
4,063	Best Buy Co., Inc.	312,810
9,146	GameStop Corp. Class A (a)(b)	311,056
119,452	Volta, Inc. (a)(b)	219,792

		843,658

Food and Beverage Stores - 3.6%
9,850	Albertsons Companies, Inc. Class A	264,472
7,634	Grocery Outlet Holding Corp. (a)	326,124
3,334	Ingles Markets, Inc.	318,264
5,774	Kroger Co.	268,145
11,738	Sprouts Farmers Market, Inc. (a)	324,438
2,204	Weis Markets, Inc.	169,554

		1,670,997

Food Services and Drinking Places - 1.3%
1,544	Casey’s General Stores, Inc.	312,891
5,724	Wayfair, Inc. (a)(b)	308,581

		621,472

Gasoline Stations - 0.3%
3,737	TravelCenters of America Inc. (a)	155,908

General Merchandise Stores - 7.7%
12,449	Big Lots, Inc.	251,345
4,807	BJ’s Wholesale Club Holdings, Inc. (a)	325,434
1,754	Burlington Stores, Inc. (a)	247,542
639	Costco Wholesale Corp.	345,891
975	Dillard’s, Inc. Class A (b)	221,666
1,264	Dollar General Corp.	314,016
1,890	Dollar Tree, Inc. (a)	312,531
2,317	Five Below, Inc. (a)	294,421
6,452	Kohl’s Corp.	188,011
12,808	Macy’s, Inc.	226,061
3,516	PriceSmart, Inc.	233,392
1,973	Target Corp.	322,349
2,423	Wal-Mart Stores, Inc.	319,957

		3,602,616

Health and Personal Care Stores - 2.6%
11,473	Petmed Express, Inc.	250,341
47,667	Rite Aid Corp. (a)(b)	392,299
725	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	281,960
7,105	Walgreens Boots Alliance, Inc.	281,500

		1,206,100

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
299	Winmark Corp.	66,423

Machinery Manufacturing - 0.5%
16,794	Leslie’s, Inc. (a)	254,597

Merchant Wholesalers, Durable Goods - 0.4%
1,787	America’s Car-Mart, Inc. (a)	185,080

Merchant Wholesalers, Nondurable Goods - 0.6%
9,912	Foot Locker, Inc.	281,203

Miscellaneous Manufacturing - 1.2%
11,087	National Vision Holdings, Inc. (a)	323,075
18,810	Petco Health & Wellness Co., Inc. (a)(b)	261,835

		584,910

Miscellaneous Store Retailers - 4.2%
10,276	Chewy, Inc. (a)(b)	398,811
3,889	Etsy, Inc. (a)	403,367
5,499	Ollie’s Bargain Outlet Holdings, Inc. (a)	324,166
21,506	Sally Beauty Holdings, Inc. (a)	274,847
7,726	The ODP Corp. (a)	280,454
1,513	Tractor Supply Co.	289,709

		1,971,354

Motor Vehicle and Parts Dealers - 9.4%
1,647	Advance Auto Parts, Inc.	318,892
1,610	Asbury Automotive Group, Inc. (a)	276,340
2,458	AutoNation, Inc. (a)	291,863
142	AutoZone, Inc. (a)	303,509
3,073	CarMax, Inc. (a)	305,887
26,229	CarParts.com, Inc. (a)	209,307
13,407	Carvana Co. (a)(b)	390,814
33,724	EVgo, Inc. (a)(b)	302,504
1,639	Group 1 Automotive, Inc.	289,972
7,451	MarineMax, Inc. (a)	304,299
1,241	Murphy USA, Inc.	352,891
486	O’Reilly Automotive, Inc. (a)	341,945
4,092	OneWater Marine. Inc. (a)	148,294
2,553	Penske Automotive Group, Inc.	292,293
6,942	Sonic Automotive, Inc.	290,523

		4,419,333

Nonstore Retailers - 3.4%

2,690	Amazon.com, Inc. (a)	363,015
4,743	DoorDash, Inc. (a)	330,824
6,663	eBay, Inc.	324,022
9,575	Overstock.com, Inc. (a)	277,675
46,543	Stitch Fix, Inc. (a)	277,862

		1,573,398

Printing and Related Support Activities - 0.2%
11,728	Arko Corp.	107,077

Professional, Scientific, and Technical Services - 1.7%
163,923	ContextLogic, Inc. (a)(b)	245,885
7,025	Franchise Group, Inc.	231,333
19,285	Groupon, Inc. (a)(b)	204,421
34,855	Quotient Technology, Inc. (a)	96,548

		778,187

Publishing Industries (except Internet) - 1.0%
93,670	Porch Group, Inc. (a)(b)	180,783
27,220	Poshmark, Inc. (a)	293,704

		474,487

Rental and Leasing Services - 0.6%
11,539	Rent-A-Center, Inc.	271,513

Repair and Maintenance - 1.0%
5,499	Liquidity Services, Inc. (a)	110,695
6,836	Monro Muffler Brake, Inc.	342,825

		453,520

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.5%
11,020	Camping World Holdings, Inc.	297,981
3,804	Dick’s Sporting Goods, Inc.	356,016
6,062	Hibbett Sports, Inc.	284,429
21,717	Sportsman’s Warehouse Holdings, Inc. (a)	214,130

		1,152,556

Truck Transportation - 0.6%
1,006	Lithia Motors, Inc. Class A	266,872

	TOTAL COMMON STOCKS (Cost $30,745,955)	$27,729,115

SHORT TERM INVESTMENTS - 53.7%
Money Market Funds - 53.7%
7,493,993	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$7,493,993
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	1
17,660,501	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	17,660,501

	TOTAL SHORT TERM INVESTMENTS (Cost $25,154,495)	$25,154,495

	TOTAL INVESTMENTS (Cost $55,900,450) - 112.8% (e)	$52,883,610
	Liabilities in Excess of Other Assets - (12.8)%	(5,998,985)

	TOTAL NET ASSETS - 100.0%	$46,884,625

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,752,144.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	1.9300 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	8,013	$51,549,925	$1,893,591
Total return of S&P Retail Select Industry® Index	2.2300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/7/2022	1,513	14,591,038	(4,494,406)
Total return of S&P Retail Select Industry® Index	1.8800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	3,784	30,372,571	(5,118,376)
Total return of S&P Retail Select Industry® Index	2.1200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	3,611	24,136,613	(50,007)

					$120,650,147	$(7,769,198)

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 62.0%
Accommodation - 2.6%
9,601	Caesars Entertainment Inc. (a)	$438,670
12,170	Las Vegas Sands Corp. (a)	458,687
10,183	MGM Resorts International	333,290
13,609	Penn National Gaming, Inc. (a)	470,191

		1,700,838

Administrative and Support Services - 1.6%
152	Booking Holdings, Inc. (a)	294,225
1,319	Gartner, Inc. (a)	350,168
4,206	Live Nation Entertainment, Inc. (a)	395,322

		1,039,715

Air Transportation - 1.4%
23,706	American Airlines Group, Inc. (a)	325,009
8,908	Delta Air Lines, Inc. (a)	283,275
9,096	United Continental Holdings, Inc. (a)	334,278

		942,562

Amusement, Gambling, and Recreation Industries - 0.6%
6,332	Wynn Resorts Ltd. (a)	401,955

Apparel Manufacturing - 1.2%
6,596	PVH Corp.	408,424
3,703	Ralph Lauren Corp.	365,227

		773,651

Chemical Manufacturing - 0.7%
1,998	Albemarle Corp.	488,131

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.0%
6,199	Etsy, Inc. (a)	642,960

Computer and Electronic Product Manufacturing - 14.8%
1,496	Abiomed, Inc. (a)	438,343
5,585	Advanced Micro Devices, Inc. (a)	527,615
2,209	Analog Devices, Inc.	379,860
3,596	Arista Networks, Inc. (a)	419,401
583	Broadcom, Inc.	312,185
3,141	Enphase Energy, Inc. (a)	892,609
9,189	Fortinet, Inc. (a)	548,124
2,389	Keysight Technologies, Inc. (a)	388,451
6,497	Microchip Technology, Inc.	447,383
5,858	Micron Technology, Inc.	362,376
1,212	Monolithic Power Systems, Inc.	563,241
3,481	NVIDIA Corp.	632,254
2,409	NXP Semiconductors N.V. ADR (Netherlands)	442,967
3,723	Qorvo, Inc. (a)	387,453
3,198	Qualcomm, Inc.	463,902
3,606	Skyworks Solutions, Inc.	392,621
1,739	SolarEdge Technologies, Inc. (a)	626,266
4,474	Teradyne, Inc.	451,382
5,740	Trimble, Inc. (a)	398,528
5,836	Western Digital Corp. (a)	286,548
1,145	Zebra Technologies Corp. Class A (a)	409,555

		9,771,064

Construction of Buildings - 1.8%
5,318	D.R. Horton, Inc.	414,963
4,558	Lennar Corp. Class A	387,430
8,411	PulteGroup, Inc.	366,888

		1,169,281

Credit Intermediation and Related Activities - 2.7%
3,005	Discover Financial Services	303,505
2,294	First Republic Bank	373,257
2,046	Signature Bank	379,676
4,846	State Street Corp.	344,260
982	SVB Financial Group (a)	396,286

		1,796,984

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
1,837	Generac Holdings, Inc. (a)	492,867

Food Services and Drinking Places - 0.6%
255	Chipotle Mexican Grill, Inc. (a)	398,876

Funds, Trusts, and Other Financial Vehicles - 0.5%
2,818	T. Rowe Price Group, Inc.	347,938

General Merchandise Retailers - 0.7%
3,425	Amazon.com, Inc. (a)	462,204

Health and Personal Care Retailers - 0.9%
8,177	Bath & Body Works, Inc.	290,611
866	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	336,796

		627,407

Insurance Carriers and Related Activities - 0.5%
6,558	Lincoln National Corp.	336,688

Leather and Allied Product Manufacturing - 0.7%
14,580	Tapestry, Inc.	490,325

Machinery Manufacturing - 1.5%
4,382	Applied Materials, Inc.	464,404
980	Lam Research Corp.	490,500

		954,904

Management of Companies and Enterprises - 1.0%
31,249	Carnival Corp. ADR (a)	283,116
29,862	Norwegian Cruise Line Holdings Ltd. ADR (a)	362,823

		645,939

Merchant Wholesalers, Durable Goods - 2.4%
3,130	Copart, Inc. (a)	400,953
4,725	Fortune Brands Home & Security, Inc.	329,238
1,461	KLA-Tencor Corp.	560,352
2,359	Mohawk Industries, Inc. (a)	303,084

		1,593,627

Mining (except Oil and Gas) - 0.5%
9,451	Freeport-McMoRan Copper & Gold, Inc.	298,179

Miscellaneous Manufacturing - 2.9%
1,542	Align Technology, Inc. (a)	433,256
4,453	DexCom, Inc. (a)	365,502
1,481	Estee Lauder Companies, Inc. Class A	404,461
1,724	Intuitive Surgical, Inc. (a)	396,813
5,012	Textron, Inc.	328,988

		1,929,020

Motion Picture and Sound Recording Industries - 0.7%
2,040	Netflix, Inc. (a)	458,796

Oil and Gas Extraction - 0.5%
8,545	APA Corp.	317,618

Personal and Laundry Services - 0.7%
5,866	Match Group, Inc. (a)	430,036

Professional, Scientific, and Technical Services - 2.9%

1,676	EPAM Systems, Inc. (a)	585,343
2,364	Meta Platforms, Inc. (a)	376,112
1,535	Paycom Software, Inc. (a)	507,302
1,042	ServiceNow, Inc. (a)	465,420

		1,934,177

Publishing Industries - 7.4%
975	Adobe Systems, Inc. (a)	399,867
1,543	ANSYS, Inc. (a)	430,482
2,229	Autodesk, Inc. (a)	482,177
2,817	Cadence Design Systems, Inc. (a)	524,187
7,739	Ceridian HCM Holding, Inc. (a)	423,865
1,083	Intuit, Inc.	494,032
1,193	Microsoft Corp.	334,923
3,214	PTC, Inc. (a)	396,543
2,326	Salesforce.com, Inc. (a)	428,031
1,560	Synopsys, Inc. (a)	573,300
1,007	Tyler Technologies, Inc. (a)	401,793

		4,889,200

Rental and Leasing Services - 0.6%
1,160	United Rentals, Inc. (a)	374,297

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.4%
1,320	Ameriprise Financial, Inc.	356,294
4,844	Charles Schwab Corp.	334,478
13,826	Franklin Resources, Inc.	379,524
21,229	Invesco Ltd. ADR	376,602
925	MSCI, Inc. Class A	445,240
3,531	Raymond James Financial, Inc.	347,698

		2,239,836

Support Activities for Transportation - 0.4%
2,497	Expedia, Inc. (a)	264,807

Telecommunications - 0.7%
5,318	PayPal Holdings, Inc. (a)	460,167

Transportation Equipment Manufacturing - 2.0%
4,000	Aptiv PLC ADR (Ireland) (a)	419,560
25,659	Ford Motor Co.	376,931
571	Tesla Motors, Inc. (a)	509,018

		1,305,509

Water Transportation - 0.4%
6,098	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	236,054

Web Search Portals, Libraries, Archives, and Other Information Services - 0.9%
2,839	Alphabet, Inc. Class C (a)	331,141
6,962	Twitter, Inc. (a)	289,689
		620,830

	TOTAL COMMON STOCKS (Cost $43,812,705)	$40,836,442

SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
15,245,987	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$15,245,987
3,083,796	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	3,083,796
5,690,655	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	5,690,655

	TOTAL SHORT TERM INVESTMENTS (Cost $24,020,438)	$24,020,438

	TOTAL INVESTMENTS (Cost $67,833,143) - 98.4% (c)	$64,856,880
	Other Assets in Excess of Liabilities - 1.6%	1,043,749

	TOTAL NET ASSETS - 100.0%	$65,900,629

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,910,196.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	1.9800% representing 1 month SOFR rate + spread	Barclays	12/7/2022	3,942	$58,854,139	$4,093,959
Total return of S&P 500® High Beta Index	2.0300% representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	60	1,107,354	(149,193)
Total return of S&P 500® High Beta Index	2.0800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	3,067	49,226,859	(204,820)
Total return of S&P 500® High Beta Index	2.0700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,735	38,529,310	5,177,326

					$147,717,662	$8,917,272

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.6%
Money Market Funds - 112.6%
37,751,439	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$37,751,439
13,651,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	13,651,045
3,872,855	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	3,872,855

	TOTAL SHORT TERM INVESTMENTS (Cost $55,275,339) (b)	$55,275,339

	TOTAL INVESTMENTS (Cost $55,275,339) - 112.6%	$55,275,339
	Liabilities in Excess of Other Assets - (12.6)%	(6,191,760)

	TOTAL NET ASSETS - 100.0%	$49,083,579

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,716,379.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2800% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/6/2022	550	$8,682,146	$(41,356)
1.7300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/7/2022	4,321	75,047,832	6,040,779
1.7800% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/13/2022	538	8,868,400	269,799
1.8700% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/14/2022	3,794	55,242,572	(5,416,053)

					$147,840,950	$853,169

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 54.3%
Ambulatory Health Care Services - 1.7%
230,375	CareDx, Inc. (a)	$5,480,621
51,131	Keros Therapeutics, Inc. (a)	1,640,283
152,785	Natera, Inc. (a)	7,180,895
308,196	Organogenesis Holdings, Inc. (a)	1,769,045
69,307	Y-mAbs Therapeutics, Inc. (a)	1,080,496

		17,151,340

Apparel Manufacturing - 0.3%
507,116	Sana Biotechnology, Inc. (a)(b)	3,387,535

Chemical Manufacturing - 35.2%
118,901	2seventy bio, Inc. (a)	1,710,985
23,255	Aadi Bioscience, Inc. (a)	287,664
36,513	AbbVie, Inc.	5,239,981
306,012	Acadia Pharmaceuticals Inc. (a)	4,495,316
163,305	Agios Pharmaceuticals, Inc. (a)	3,522,489
79,061	Albireo Pharma, Inc. (a)	1,643,678
190,501	Alkermes PLC ADR (Ireland) (a)	4,876,826
39,650	Alnylam Pharmaceuticals, Inc. (a)	5,631,886
21,784	Amgen, Inc.	5,390,886
626,252	Amicus Therapeutics, Inc. (a)	6,237,470
164,035	Arcturus Therapeutics Holdings, Inc. (a)	2,878,814
212,383	Arcus Biosciences Inc. (a)	5,647,264
57,978	Arcutis Biotherapeutics, Inc. (a)	1,406,546
167,054	Avid Bioservices, Inc. (a)	3,282,611
158,072	Beam Therapeutics, Inc. (a)(b)	9,955,375
530,372	BioCryst Pharmaceuticals, Inc. (a)	5,844,699
26,538	Biogen, Inc. (a)	5,707,262
69,657	BioMarin Pharmaceutical, Inc. (a)	5,993,985
108,762	Blueprint Medicines Corp. (a)	5,553,388
620,457	BridgeBio Pharma, Inc. (a)	5,373,158
254,837	Catalyst Pharmaceuticals, Inc. (a)	2,609,531
169,507	Celldex Therapeutics, Inc. (a)	5,207,255
208,720	ChemoCentryx, Inc. (a)	4,929,966
53,778	Chinook Therapeutics, Inc. (a)	995,431
310,361	Coherus BioSciences, Inc. (a)	2,628,758
61,298	Crinetics Pharmaceuticals, Inc. (a)	1,177,535
599,284	CTI BioPharma Corp. (a)(b)	3,919,317
214,403	Deciphera Pharmaceuticals, Inc. (a)	2,720,774
138,966	Denali Therapeutics, Inc. (a)	4,727,623
28,578	Eagle Pharmaceuticals, Inc. (a)	1,134,547
174,927	Emergent Biosolutions, Inc. (a)	6,059,471
75,631	Enanta Pharmaceuticals, Inc. (a)	4,171,050
208,441	FibroGen, Inc. (a)	2,622,188
470,831	Geron Corp. (a)	894,579
86,103	Gilead Sciences, Inc.	5,144,654
196,022	Gossamer Bio, Inc. (a)	2,201,327
119,319	Halozyme Therapeutics, Inc. (a)	5,834,699
1,034,148	Heron Therapeutics, Inc. (a)(b)	2,874,931
61,248	Horizon Therapeutics PLC ADR (Ireland) (a)	5,081,747
1,024,358	Immunogen, Inc. (a)	4,855,457
74,363	Incyte Corp. (a)	5,776,518
250,865	Insmed, Inc. (a)	5,549,134
123,203	Intellia Therapeutics, Inc. (a)	7,978,626
209,851	Intercept Pharmaceuticals, Inc. (a)(b)	2,677,699
150,582	Ionis Pharmaceuticals, Inc. (a)	5,655,860
445,067	Ironwood Pharmaceuticals, Inc. Class A (a)	5,096,017
134,283	iTeos Therapeutics, Inc. (a)	3,284,562
51,427	Karuna Therapeutics, Inc. (a)	6,698,367
629,171	Karyopharm Therapeutics, Inc. (a)	2,673,977
45,466	Krystal Biotech, Inc. (a)	3,299,922
38,354	Ligand Pharmaceuticals, Inc. (a)	3,529,719
42,607	Madrigal Pharmaceuticals, Inc. (a)	2,676,572
553,921	MannKind Corp. (a)	1,911,027
110,689	Morphic Holding, Inc. (a)	2,929,938
144,292	Myovant Sciences, Ltd. (a)(b)	1,887,339
148,974	Myriad Genetics, Inc. (a)	3,929,934
55,305	Neurocrine Biosciences, Inc. (a)	5,205,860
128,756	Novavax, Inc. (a)(b)	7,018,490
328,510	PMV Pharmaceuticals, Inc. (a)(b)	4,911,225
111,607	Prothena Corp. PLC ADR (Ireland) (a)	3,466,513
161,942	PTC Therapeutics, Inc. (a)	7,052,574
8,989	Regeneron Pharmaceuticals, Inc. (a)	5,228,811
107,074	REGENXBIO, Inc. (a)	3,358,911
77,847	Replimune Group Inc. (a)	1,500,890
1,490,702	Rigel Pharmaceuticals, Inc. (a)	1,773,935
118,643	Rocket Pharmaceuticals, Inc. (a)	1,720,324
130,181	Sage Therapeutics, Inc. (a)	4,479,528
377,363	Sangamo Therapeutics, Inc. (a)	1,618,887
75,746	Sarepta Therapeutics, Inc. (a)	7,040,591
37,546	Seagen, Inc. (a)	6,757,529
239,232	SpringWorks Therapeutics, Inc. (a)	7,148,252
106,639	Syndax Pharmaceuticals Inc. (a)	2,172,236
837,250	TG Therapeutics, Inc. (a)	5,015,128
178,588	Travere Therapeutics, Inc. (a)	4,203,962
50,964	Turning Point Therapeutics, Inc. (a)	3,821,281
195,393	Twist Bioscience Corp. (a)	8,546,490
104,911	Ultragenyx Pharmaceutical, Inc. (a)	5,589,658
123,686	uniQure N.V. ADR (Netherlands) (a)	3,135,440
23,761	United Therapeutics Corp. (a)	5,490,454
116,168	Vanda Pharmaceuticals, Inc. (a)	1,252,291
272,574	Veracyte, Inc. (a)	7,179,599
137,415	Vericel Corp. (a)	4,471,484
20,491	Vertex Pharmaceuticals, Inc. (a)	5,745,881
94,585	Xencor, Inc. (a)	2,713,644

		353,646,202

Merchant Wholesalers, Nondurable Goods - 2.3%
306,054	Atara Biotherapeutics, Inc. (a)	927,344
231,076	Global Blood Therapeutics, Inc. (a)	7,560,807
314,695	Praxis Precision Medicines, Inc. (a)	1,110,873
430,334	Protagonist Therapeutics Inc. (a)	4,281,823
244,564	Relay Therapeutics, Inc. (a)	4,651,607
171,567	Zentalis Pharmaceuticals, Inc. (a)	5,009,757

		23,542,211

Miscellaneous Manufacturing - 1.5%
19,358	Anika Therapeutics, Inc. (a)	452,203
2,000,147	Inovio Pharmaceuticals, Inc. (a)	3,960,291
144,823	MiMedx Group, Inc. (a)	495,295
88,520	Mirati Therapeutics, Inc. (a)	5,700,688
1,897,668	Ocugen, Inc. (a)(b)	4,895,983

		15,504,460

Nursing and Residential Care Facilities - 0.2%
163,186	Radius Health, Inc. (a)	1,644,915

Professional, Scientific, and Technical Services - 11.6%
1,347,705	Agenus, Inc. (a)	3,477,079
195,634	Alector, Inc. (a)	1,999,379
298,593	Allogene Therapeutics, Inc. (a)	3,875,737
53,490	AnaptysBio, Inc. (a)	1,120,081
229,810	Anavex Life Sciences Corp. (a)	2,357,851
127,214	Apellis Pharmaceuticals, Inc. (a)	7,159,604
171,330	Arrowhead Pharmaceuticals, Inc. (a)	7,286,665
61,591	Avidity Biosciences, Inc. (a)	1,003,317
36,291	Biohaven Pharmaceutical Holding Co. Ltd (a)	5,299,212
82,012	Crispr Therapeutics AG ADR (Switzerland) (a)(b)	6,150,900
132,419	Cytokinetics, Inc. (a)	5,605,296
362,132	Dynavax Technologies Corp. (a)(b)	5,207,458
469,839	Editas Medicine, Inc. (a)(b)	7,475,138
126,788	Exact Sciences Corp. (a)	5,718,139
288,155	Exelixis, Inc. (a)	6,028,203
264,086	Fate Therapeutics, Inc. (a)	8,062,546
60,414	IDEAYA Biosciences, Inc. (a)	901,377
480,128	Iveric Bio, Inc. (a)	5,132,568
126,334	Kura Oncology, Inc. (a)	1,934,174
205,903	Kymera Therapeutics, Inc. (a)	4,536,043
41,191	Moderna, Inc. (a)	6,759,031
62,756	Nkarta, Inc. (a)(b)	847,834
97,376	Nurix Therapeutics, Inc. (a)	1,554,121
141,087	Revolution Medicines, Inc. (a)	3,187,155
2,344,292	Sorrento Therapeutics Inc. (a)(b)	6,095,159
70,317	Vaxcyte, Inc. (a)	1,622,916
226,234	Vir Biotechnology, Inc. (a)	6,291,568

		116,688,551

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
101,319	Cerevel Therapeutics Holdings, Inc. (a)	2,663,677
261,312	EQRx, Inc. (a)(b)	1,424,150
79,757	POINT Biopharma Global Inc. (a)	585,416

		4,673,243

Specialty Trade Contractors - 0.3%
735,991	Vaxart, Inc. (a)(b)	2,708,447

Support Activities for Transportation - 0.7%
629,985	Iovance Biotherapeutics, Inc. (a)	7,339,325

	TOTAL COMMON STOCKS (Cost $551,139,420)	$546,286,229

SHORT TERM INVESTMENTS - 55.2%
Money Market Funds - 55.2%
363,915,280	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$363,915,280
51,473,582	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (c)	51,473,582
58,557,411	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	58,557,411
81,654,269	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	81,654,269

	TOTAL SHORT TERM INVESTMENTS (Cost $555,600,542)	$555,600,542

	TOTAL INVESTMENTS (Cost $1,106,739,962) - 109.5% (e)	$1,101,886,771
	Liabilities in Excess of Other Assets - (9.5)%	(95,747,116)

	TOTAL NET ASSETS - 100.0%	$1,006,139,655

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $640,066,258.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	1.7800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	43,456	$283,607,445	$(9,818,219)
Total return of S&P Biotechnology Select Industry Index	1.6600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	65,617	350,042,043	62,777,924
Total return of S&P Biotechnology Select Industry Index	1.3300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	71,604	358,128,224	92,388,714
Total return of S&P Biotechnology Select Industry Index	2.2400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	130,988	846,669,009	(22,201,729)
Total return of S&P Biotechnology Select Industry Index	2.4800 % representing 1 month SOFR rate + spread	Barclays	4/4/2023	33,500	229,834,388	(19,270,233)
Total return of S&P Biotechnology Select Industry Index	2.0300 % representing 1 month SOFR rate + spread	Goldman Sachs	7/18/2023	47,000	257,320,532	38,958,068

					$2,325,601,641	$142,834,525

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 127.6%
Money Market Funds - 127.6%
88,631,162	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$88,631,162
27,030,978	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	27,030,978
13,370,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	13,370,000
52,223,987	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	52,223,987

	TOTAL SHORT TERM INVESTMENTS (Cost $181,256,127) (b)	$181,256,127

	TOTAL INVESTMENTS (Cost $181,256,127) - 127.6%	$181,256,127
	Liabilities in Excess of Other Assets - (27.6)%	(39,193,669)

	TOTAL NET ASSETS - 100.0%	$142,062,458

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,708,340.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3800 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/6/2022	8,366	$44,023,900	$(8,650,351)
1.7800 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/7/2022	6,000	32,596,593	(5,130,432)
1.3800 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2022	2,535	13,590,944	(2,363,822)
1.1300 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/13/2022	9,943	50,377,778	(12,228,953)
1.7500 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/14/2022	25,767	168,148,343	5,789,572
1.7300 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	7/31/2023	15,000	86,296,754	(8,260,246)

					$395,034,312	$(30,844,232)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 59.0%
Computer and Electronic Product Manufacturing - 47.7%
1,852,683	Advanced Micro Devices, Inc. (a)	$175,022,963
717,258	Analog Devices, Inc.	123,339,686
416,196	Broadcom, Inc.	222,864,634
5,435,735	Intel Corp.	197,371,538
505,699	Lattice Semiconductor Corp. (a)	31,100,488
2,041,345	Marvell Technology, Inc.	113,662,090
1,661,491	Microchip Technology, Inc.	114,410,270
1,635,163	Micron Technology, Inc.	101,151,183
205,810	MKS Instruments, Inc.	24,326,742
163,295	Monolithic Power Systems, Inc.	75,886,452
1,293,309	NVIDIA Corp.	234,903,714
635,983	NXP Semiconductors N.V. ADR (Netherlands)	116,944,554
1,603,876	ON Semiconductor Corp. (a)	107,106,839
391,508	Qorvo, Inc. (a)	40,744,238
842,957	Qualcomm, Inc.	122,279,342
596,433	Skyworks Solutions, Inc.	64,939,625
992,034	STMicroelectronics NV ADR (Netherlands) (b)	37,637,770
1,160,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	102,654,496
593,203	Teradyne, Inc.	59,848,251
1,067,947	Texas Instruments, Inc.	191,045,039
2,719,799	United Microelectronics Corp. ADR (Taiwan) (b)	18,549,029
161,050	Universal Display Corp.	18,594,833
456,774	Wolfspeed, Inc. (a)	38,049,274

		2,332,433,050

Credit Intermediation and Related Activities - 0.3%
2,374,080	ASE Technology Holding Co., Ltd. ADR (Taiwan)	13,983,331

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
145,144	Synaptics, Inc. (a)	21,038,623

Machinery Manufacturing - 6.9%
1,029,771	Applied Materials, Inc.	109,135,131
192,016	ASML Holding NV ADR (Netherlands)	110,301,671
232,865	Lam Research Corp.	116,551,261

		335,988,063

Merchant Wholesalers, Durable Goods - 3.7%
501,529	Entegris, Inc.	55,118,037
330,634	KLA-Tencor Corp.	126,811,364

		181,929,401

	TOTAL COMMON STOCKS (Cost $2,868,641,267)	$2,885,372,468

SHORT TERM INVESTMENTS - 47.3%
Money Market Funds - 47.3%
1,415,178,515	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$1,415,178,515
346,147,868	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (c)	346,147,868
14,520,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	14,520,000
534,926,294	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	534,926,294

	TOTAL SHORT TERM INVESTMENTS (Cost $2,310,772,677)	$2,310,772,677

	TOTAL INVESTMENTS (Cost $5,179,413,944) - 106.3% (e)	$5,196,145,145
	Liabilities in Excess of Other Assets - (6.3)%	(309,144,695)

	TOTAL NET ASSETS - 100.0%	$4,887,000,450

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,443,867,206.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	1.8300 % representing 1 month SOFR rate + spread	J.P. Morgan	9/26/2022	2,156,844	$1,407,277,868	$85,002,171
Total return of ICE Semiconductor Index	2.3800 % representing 1 month SOFR rate + spread	Goldman Sachs	11/16/2022	3,700,338	2,291,931,712	266,413,906
Total return of ICE Semiconductor Index	2.3100 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	2,606,660	1,718,370,732	84,022,633
Total return of ICE Semiconductor Index	1.9800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	2,066,724	1,361,950,449	67,955,499
Total return of ICE Semiconductor Index	2.1300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,767,476	1,365,459,500	(143,134,217)
Total return of ICE Semiconductor Index	2.2900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,099,208	1,398,808,747	52,548,539
Total return of ICE Semiconductor Index	2.4200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	2,627,684	1,630,156,001	185,707,183

					$11,173,955,009	$598,515,714

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.6%
Money Market Funds - 110.6%
270,674,756	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$270,674,756
94,171,610	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	94,171,610
47,673,245	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	47,673,245
96,445,448	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	96,445,448

	TOTAL SHORT TERM INVESTMENTS (Cost $508,965,059) (b)	$508,965,059

	TOTAL INVESTMENTS (Cost $508,965,059) - 110.6%	$508,965,059
	Liabilities in Excess of Other Assets - (10.6)%	(48,934,589)

	TOTAL NET ASSETS - 100.0%	$460,030,470

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $342,423,255.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3800 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/6/2022	287,971	$166,390,736	$(32,740,736)
1.8600 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/7/2022	466,755	308,016,602	(14,732,625)
1.6800 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/9/2022	589,366	388,020,107	(19,562,561)
1.6800 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/13/2022	34,425	27,721,420	3,826,833
1.9300 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/13/2022	101,065	79,893,861	9,878,194
1.9300 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/14/2022	392,826	224,688,615	(46,824,956)
1.5700 % representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/15/2022	122,941	79,812,829	(5,223,494)

					$1,274,544,170	$(105,379,345)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 57.9%
Administrative and Support Services - 3.1%
49,111	Automatic Data Processing, Inc.	$11,841,644
13,782	Broadridge Financial Solutions, Inc.	2,212,700
9,098	FleetCor Technologies, Inc. (a)	2,002,379
9,467	Gartner, Inc. (a)	2,513,299
193,485	Visa, Inc. Class A	41,040,104

		59,610,126

Amusement, Gambling, and Recreation Industries - 0.2%
33,103	Global Payments, Inc.	4,049,159

Computer and Electronic Product Manufacturing - 28.3%
190,516	Advanced Micro Devices, Inc. (a)	17,998,046
70,205	Amphenol Corp. Class A	5,414,912
61,524	Analog Devices, Inc.	10,579,667
1,648,619	Apple, Inc.	267,917,074
26,454	Arista Networks, Inc. (a)	3,085,330
48,004	Broadcom, Inc.	25,705,182
488,387	Cisco Systems, Inc.	22,158,118
15,871	Enphase Energy, Inc. (a)	4,510,221
78,321	Fortinet, Inc. (a)	4,671,848
123,845	HP, Inc.	4,135,184
480,728	Intel Corp.	17,455,234
105,747	International Business Machines Corp.	13,830,650
21,392	Keysight Technologies, Inc. (a)	3,478,339
65,363	Microchip Technology, Inc.	4,500,896
131,277	Micron Technology, Inc.	8,120,795
5,153	Monolithic Power Systems, Inc.	2,394,702
19,666	Motorola Solutions, Inc.	4,692,111
26,167	NetApp, Inc.	1,866,492
294,393	NVIDIA Corp.	53,470,601
30,868	NXP Semiconductors N.V. ADR (Netherlands)	5,676,008
51,078	ON Semiconductor Corp. (a)	3,410,989
12,745	Qorvo, Inc. (a)	1,326,372
131,676	Qualcomm, Inc.	19,100,921
12,452	Roper Technologies, Inc.	5,437,415
23,239	Seagate Technology Holdings PLC ADR (Ireland)	1,858,655
18,918	Skyworks Solutions, Inc.	2,059,792
6,510	SolarEdge Technologies, Inc. (a)	2,344,446
18,834	Teradyne, Inc.	1,900,162
108,412	Texas Instruments, Inc.	19,393,823
29,409	Trimble, Inc. (a)	2,041,867
36,821	Western Digital Corp. (a)	1,807,911
6,176	Zebra Technologies Corp. Class A (a)	2,209,093

		544,552,856

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.4%
68,393	Fiserv, Inc. (a)	7,227,772

Credit Intermediation and Related Activities - 2.2%
71,808	Fidelity National Information Services, Inc.	7,335,905
100,965	MasterCard, Inc. Class A	35,720,408

		43,056,313

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
37,875	TE Connectivity Ltd. ADR (Switzerland)	5,065,024

Machinery Manufacturing - 1.0%
103,859	Applied Materials, Inc.	11,006,977
16,307	Lam Research Corp.	8,161,816

		19,168,793

Merchant Wholesalers, Durable Goods - 0.3%
17,545	KLA-Tencor Corp.	6,729,209

Nonmetallic Mineral Product Manufacturing - 0.2%
89,370	Corning, Inc.	3,285,241

Professional, Scientific, and Technical Services - 3.0%
74,468	Accenture PLC Class A ADR (Ireland)	22,806,570
15,881	CDW Corp.	2,882,878
61,274	Cognizant Technology Solutions Corp. Class A	4,164,181
28,743	DXC Technology Co. (a)	908,279
6,722	EPAM Systems, Inc. (a)	2,347,658
7,107	F5 Networks, Inc. (a)	1,189,427
8,569	Jack Henry & Associates, Inc.	1,780,381
37,991	Juniper Networks, Inc.	1,064,888
37,772	Paychex, Inc.	4,845,392
5,659	Paycom Software, Inc. (a)	1,870,243
23,571	ServiceNow, Inc. (a)	10,528,223
5,509	Teledyne Technologies, Inc. (a)	2,156,223
11,205	VeriSign, Inc. (a)	2,119,538

		58,663,881

Publishing Industries - 17.2%
55,553	Adobe Systems, Inc. (a)	22,783,396
10,225	ANSYS, Inc. (a)	2,852,673
25,577	Autodesk, Inc. (a)	5,532,817
32,423	Cadence Design Systems, Inc. (a)	6,033,272
16,155	Ceridian HCM Holding, Inc. (a)	884,809
33,249	Intuit, Inc.	15,167,196
879,282	Microsoft Corp.	246,849,629
12,379	PTC, Inc. (a)	1,527,321
116,802	Salesforce.com, Inc. (a)	21,493,904
18,000	Synopsys, Inc. (a)	6,615,000
4,878	Tyler Technologies, Inc. (a)	1,946,322

		331,686,339

Publishing Industries (except Internet) - 1.1%
18,846	Akamai Technologies, Inc. (a)	1,813,362
14,660	Citrix Systems, Inc.	1,486,670
152,853	Hewlett Packard Enterprise Co.	2,176,627
68,406	NortonLifeLock, Inc.	1,677,999
185,071	Oracle Corp.	14,405,927

		21,560,585

Telecommunications - 0.6%
136,145	PayPal Holdings, Inc. (a)	11,780,627

	TOTAL COMMON STOCKS (Cost $976,660,590)	$1,116,435,925

SHORT TERM INVESTMENTS - 41.5%
Money Market Funds - 41.5%
361,704,643	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$361,704,643
104,647,372	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (b)	104,647,372

99,995,118	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	99,995,118
232,869,070	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	232,869,070

	TOTAL SHORT TERM INVESTMENTS (Cost $ 799,216,203)	$799,216,203

	TOTAL INVESTMENTS (Cost $ 1,775,876,793) - 99.4% (c)	$1,915,652,128
	Other Assets in Excess of Liabilities - 0.6%	12,036,628

	TOTAL NET ASSETS - 100.0%	$1,927,688,756

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,320,185,450.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	1.9800 % representing 1 month SOFR rate + spread	J.P. Morgan	12/6/2022	487,946	$659,862,774	$48,235,964
Total return of Technology Select Sector Index	2.1200 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	799,368	1,060,320,260	99,649,505
Total return of Technology Select Sector Index	2.2300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/8/2022	85,000	116,263,298	6,942,838
Total return of Technology Select Sector Index	2.0300 % representing 1 month SOFR rate + spread	Goldman Sachs	12/9/2022	589,400	805,342,635	49,523,066
Total return of Technology Select Sector Index	2.2000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	331,955	502,138,631	(21,222,139)
Total return of Technology Select Sector Index	2.1300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	327,668	471,713,976	3,231,676
Total return of Technology Select Sector Index	2.1900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	338,585	506,633,645	(15,721,787)
Total return of Technology Select Sector Index	2.3200 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	252,886	338,439,863	28,452,146

					$4,460,715,082	$199,091,269

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 123.3%
Money Market Funds - 123.3%
77,975,858	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$77,975,858
12,631,483	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	12,631,483
54,502,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	54,502,088
14,502,919	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	14,502,919

	TOTAL SHORT TERM INVESTMENTS (Cost $159,612,348) (b)	$159,612,348

	TOTAL INVESTMENTS (Cost $159,612,348) - 123.3%	$159,612,348
	Liabilities in Excess of Other Assets - (23.3)%	(30,188,496)

	TOTAL NET ASSETS - 100.0%	$129,423,852

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,171,486.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5300 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/6/2022	17,414	$25,112,836	$(152,174)
1.7600 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/7/2022	147,718	199,033,510	(15,393,028)
1.7800 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2022	16,341	25,859,615	2,144,652
1.9300 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/13/2022	11,301	15,457,451	(932,408)
1.9200 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/14/2022	36,971	50,277,972	(3,265,904)
1.5700 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/15/2022	6,697	8,962,662	(757,959)
1.7300 % representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	5/12/2023	30,871	43,537,315	(1,231,122)

					$368,241,361	$(19,587,943)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 44.0%
Air Transportation - 6.1%
3,242	Alaska Air Group, Inc. (a)	$143,718
391	Allegiant Travel Co. (a)	45,086
16,698	American Airlines Group, Inc. (a)	228,930
674	Atlas Air Worldwide Holdings, Inc. (a)	51,028
16,480	Delta Air Lines, Inc. (a)	524,064
1,319	Hawaiian Holdings, Inc. (a)	19,732
8,247	JetBlue Airways Corp. (a)	69,440
1,299	Skywest, Inc. (a)	31,371
15,244	Southwest Airlines Co. (a)	581,101
2,792	Spirit Airlines, Inc. (a)	69,158
8,400	United Continental Holdings, Inc. (a)	308,700

		2,072,328

Couriers and Messengers - 10.7%
1,491	Air Transport Services Group, Inc. (a)	46,728
3,067	FedEx Corp.	714,887
14,844	United Parcel Service, Inc. Class B	2,892,947

		3,654,562

Rail Transportation -11.9%
37,218	CSX Corp.	1,203,258
12,693	Union Pacific Corp.	2,885,119

		4,088,377

Rental and Leasing Services - 1.2%
252	AMERCO (a)	135,344
881	Avis Budget Group, Inc. (a)	160,368
1,315	Ryder System, Inc.	102,991

		398,703

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
6,860	Joby Aviation, Inc. (a)	38,005

Support Activities for Transportation - 6.7%
3,272	C.H. Robinson Worldwide, Inc.	362,210
1,550	Daseke, Inc. (a)	12,989
4,313	Expeditors International of Washington, Inc.	458,256
691	Forward Air Corp. (a)	72,507
874	Hub Group, Inc. (a)	66,774
2,155	J.B. Hunt Transport Services, Inc.	394,947
1,042	Matson, Inc.	95,520
2,743	Norfolk Southern Corp.	688,959
2,543	XPO Logistics, Inc. (a)	151,919

		2,304,081

Transit and Ground Passenger Transportation - 2.1%
7,765	Lyft, Inc. (a)	107,623
25,789	Uber Technologies, Inc. (a)	604,752

		712,375

Transportation - 0.6%
1,203	Blade Air Mobility, Inc. (a)	6,683
783	Frontier Group Holdings, Inc. (a)	11,338
920	Genco Shipping & Trading Ltd (a)	17,737
2,616	GXO Logistics, Inc. (a)	125,568
1,271	Hertz Global Holdings, Inc. (a)	27,225
805	Sun Country Airlines Holdings, Inc. (a)	16,237
4,521	Wheels Up Experience, Inc. (a)	10,127

		214,915

Truck Transportation - 3.8%
629	ArcBest Corp. (a)	55,729
1,197	Heartland Express, Inc. (a)	19,008
4,205	Knight-Swift Transportation Holdings, Inc. Class A (a)	231,065
1,517	Marten Transport Ltd. (a)	32,707
2,360	Old Dominion Freight Line, Inc.	716,284
679	Saia, Inc. (a)	161,500
903	Schneider National, Inc. (a)	22,873
1,522	Werner Enterprises, Inc. (a)	66,907

		1,306,073

Warehousing and Storage - 0.5%
954	Landstar System, Inc.	149,377

Water Transportation - 0.3%
352	Eagle Bulk Shipping, Inc. (a)	18,631
1,550	Kirby Corp. (a)	98,332

		116,963

	TOTAL COMMON STOCKS (Cost $16,182,049)	$15,055,759

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
4,087,874	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$4,087,874
13,781,797	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	13,781,797

	TOTAL SHORT TERM INVESTMENTS (Cost $17,869,671)	$17,869,671

	TOTAL INVESTMENTS (Cost $34,051,720) - 96.2% (c)	$32,925,430
	Other Assets in Excess of Liabilities - 3.8%	1,311,305

	TOTAL NET ASSETS - 100.0%	$34,236,735

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,688,236.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Transportation Select Industry FMC Capped Index	2.2300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/8/2022	7,816	$41,357,228	$(2,068)
Total return of S&P Transportation Select Industry FMC Capped Index	2.0300 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	5,780	30,584,029	(1,529)
Total return of S&P Transportation Select Industry FMC Capped Index	2.1700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	2,977	15,753,059	(1,484)

					$87,694,316	$(5,081)

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
COMMON STOCKS - 51.5%
Oil and Gas Extraction - 3.3%
8,380	Dominion Energy, Inc.	$686,992

Utilities - 48.2%
6,899	AES Corp.	153,296
2,591	Alliant Energy Corp.	157,870
2,667	Ameren Corp.	248,351
5,305	American Electric Power Co., Inc.	522,861
1,877	American Water Works Co., Inc.	291,761
1,436	Atmos Energy Corp.	174,316
6,502	CenterPoint Energy, Inc.	206,048
2,997	CMS Energy Corp.	205,984
3,660	Consolidated Edison, Inc.	363,328
3,375	Constellation Energy Corp.	223,088
2,001	DTE Energy Co.	260,730
7,953	Duke Energy Corp.	874,273
3,938	Edison International	266,878
2,101	Entergy Corp.	241,888
2,370	Evergy, Inc.	161,776
3,562	Eversource Energy	314,240
10,125	Exelon Corp.	470,711
5,897	FirstEnergy Corp.	242,367
20,292	NextEra Energy, Inc.	1,714,471
4,192	NiSource, Inc.	127,437
2,451	NRG Energy, Inc.	92,525
1,167	Pinnacle West Capital Corp.	85,739
7,601	PPL Corp.	221,037
5,157	Public Service Enterprise Group, Inc.	338,660
3,247	Sempra Energy	538,353
10,975	Southern Co.	843,868
3,258	WEC Energy Group, Inc.	338,213
5,626	Xcel Energy, Inc.	411,711

		10,091,780

	TOTAL COMMON STOCKS (Cost $10,299,666)	$10,778,772

SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
9,002,771	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$9,002,771
1,544,121	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (b)	1,544,121

	TOTAL SHORT TERM INVESTMENTS (Cost $10,546,892)	$10,546,892

	TOTAL INVESTMENTS (Cost $20,846,558) - 101.9% (c)	$21,325,664
	Liabilities in Excess of Other Assets - (1.9)%	(411,036)

	TOTAL NET ASSETS - 100.0%	$20,914,628

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,463,901.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Utilities Select Sector Index	2.0800 % representing 1 month SOFR rate + spread	Barclays	12/7/2022	19,025	$13,128,728	$1,165,634
Total return of Utilities Select Sector Index	1.9800 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	20,972	14,904,233	914,475
Total return of Utilities Select Sector Index	1.9300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	29,383	19,827,572	2,163,852

					$47,860,533	$4,243,961

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 63.9%
157,286	iShares 7-10 Year Treasury Bond ETF (a)(b)	$16,541,769

	TOTAL INVESTMENT COMPANIES (Cost $17,168,315)	$16,541,769

SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
8,981,406	Dreyfus Government Cash Management Institutional Shares, 1.83% (c)(d)	$8,981,406
67	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (c)	67
1,645,530	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (c)	1,645,530

	TOTAL SHORT TERM INVESTMENTS (Cost $10,627,003)	$10,627,003

	TOTAL INVESTMENTS (Cost $27,795,318) - 104.9% (e)	$27,168,772
	Liabilities in Excess of Other Assets - (4.9)%	(1,262,657)

	TOTAL NET ASSETS - 100.0%	$25,906,115

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2022.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,899,472.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	1.8300% representing 1 month SOFR rate + spread	Barclays	12/7/2022	86,667	$9,053,429	$57,755
Total return of iShares 7-10 Year Treasury Bond ETF	1.6800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	86,435	9,745,492	(634,080)
Total return of iShares 7-10 Year Treasury Bond ETF	0.9400% representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	175,433	17,919,162	519,763
Total return of iShares 7-10 Year Treasury Bond ETF	1.7300% representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	233,147	23,950,809	558,990

					$60,668,892	$502,428

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.0%
Money Market Funds - 107.0%
29,562,759	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$29,562,759
3,810,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 1.69% (a)	3,810,066
22,008,232	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	22,008,232

	TOTAL SHORT TERM INVESTMENTS (Cost $55,381,057) (b)	$55,381,057

	TOTAL INVESTMENTS (Cost $55,381,057) - 107.0%	$55,381,057
	Liabilities in Excess of Other Assets - (7.0)%	(3,602,412)

	TOTAL NET ASSETS - 100.0%	$51,778,645

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,751,820.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.5800 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/6/2022	233,284	$23,741,152	$(783,740)
1.4400 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/7/2022	169,137	17,765,653	(42,400)
1.6300 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	575,828	59,211,602	(1,348,258)
0.6400 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/15/2022	498,704	50,960,404	(1,466,737)

					$151,678,811	$(3,641,135)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 56.5%
1,715,005	iShares 20+ Year Treasury Bond ETF (a)	$201,393,037

	TOTAL INVESTMENT COMPANIES (Cost $225,439,100)	$201,393,037

SHORT TERM INVESTMENTS - 59.1%
Money Market Funds - 59.1%
130,197,558	Dreyfus Government Cash Management Institutional Shares, 1.83% (b)	$130,197,558
80,206,714	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (b)	80,206,714

	TOTAL SHORT TERM INVESTMENTS (Cost $210,404,272)	$210,404,272

	TOTAL INVESTMENTS (Cost $435,843,372) - 115.6% (c)	$411,797,309
	Liabilities in Excess of Other Assets - (15.6)%	(55,533,364)

	TOTAL NET ASSETS - 100.0%	$356,263,945

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $314,230,611.

Long Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	2.0000 % representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	370,508	$54,849,767	$(11,009,773)
Total return of iShares 20+ Year Treasury Bond ETF	1.7100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/13/2022	1,995,555	227,838,559	6,464,986
Total return of iShares 20+ Year Treasury Bond ETF	1.3300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2022	1,135,766	169,359,029	(35,188,901)
Total return of iShares 20+ Year Treasury Bond ETF	1.5000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/14/2022	1,893,393	228,029,302	(5,336,636)
Total return of iShares 20+ Year Treasury Bond ETF	1.8400 % representing 1 month SOFR rate + spread	BNP Paribas	12/15/2022	1,493,778	169,932,185	5,263,549
Total return of iShares 20+ Year Treasury Bond ETF	1.8300 % representing 1 month SOFR rate + spread	J.P. Morgan	2/10/2023	497,293	70,744,902	(12,080,963)

					$920,753,744	$(51,887,738)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.1%
Money Market Funds - 111.1%
356,752,034	Dreyfus Government Cash Management Institutional Shares, 1.83% (a)	$356,752,034
72,392,870	Dreyfus Treasury Securities Cash Management Institutional Shares, 1.45% (a)	72,392,870
150,039,624	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.48% (a)	150,039,624

	TOTAL SHORT TERM INVESTMENTS (Cost $579,184,528) (b)	$579,184,528

	TOTAL INVESTMENTS (Cost $579,184,528) - 111.1%	$579,184,528
	Liabilities in Excess of Other Assets - (11.1)%	(57,720,806)

	TOTAL NET ASSETS - 100.0%	$521,463,722

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $365,119,783.

Short Total Return Swap Contracts (Unaudited)

July 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3300 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/6/2022	1,332,377	$148,693,273	$(7,883,971)
1.6800 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/7/2022	771,702	117,476,195	25,789,740
1.4300 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2022	1,949,529	229,032,033	(57,828)
1.0300 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/13/2022	1,455,876	175,797,027	4,146,756
0.9400 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/14/2022	1,539,949	167,561,851	(13,422,656)
1.6200 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/15/2022	3,571,940	406,343,894	(12,644,026)
1.2300 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	6/5/2023	2,700,000	307,329,894	(9,731,106)

					$1,552,234,167	$(13,803,091)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2022:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$327,615,020	—	$992,260	$—	$(1,429,568)	$—
Direxion Breakfast Commodities Strategy ETF (Consolidated)	—	—	6,091,452	—	37,864	—	(753,188)	—
Direxion Fallen Knives ETF	—	2,380,337	50,426	—	—	—	—	—
Direxion Hydrogen ETF	—	27,213,073	2,789,063	—	—	—	—	—
Direxion Low Priced Stock ETF	—	1,451,607	246,079	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	46,573,914	14,000,413	—	—	—	—	—
Direxion mRNA ETF	—	3,578,282	79,874	—	—	—	—	—
Direxion Nanotechnology ETF	—	1,757,603	2,403	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	793,200,659	13,908,406	—	—	—	—	—
Direxion Work From Home ETF	—	45,761,234	409,090	—	—	—	—	—
Direxion World Without Waste ETF	—	3,412,427	40,515	—	—	—	—	—
Direxion Russell 1000® Growth Over Value ETF	9,383,391	—	2,687,091	—	—	95,862	—	(665,978)
Direxion Russell 1000® Value Over Growth ETF	15,611,084	—	637,525	—	—	—	—	(449,988)
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	151,868,983	—	—	2,152,919	—	(1,307,197)
Direxion Daily S&P 500® Bear 1X Shares	—	—	403,660,895	—	—	8,064,622	—	(25,936,247)
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,766,448	—	66,964,193	—	—	2,605,516	—	(3,639,229)
Direxion Daily CSI China Internet Index Bull 2X Shares	143,770,164	—	208,691,162	—	—	6,891,368	—	(18,975,142)
Direxion Daily S&P 500® Bull 2X Shares	42,179,504	—	2,230,585	—	—	1,106,260	—	(2,284,246)
Direxion Daily S&P 500® Equal Weight Bull 2X Shares	2,610,536	—	1,805,318	—	—	—	—	(64,428)
Direxion Daily MSCI Brazil Bull 2X Shares	36,648,894	—	94,935,221	—	—	4,118,564	—	(8,556,122)
Direxion Daily MSCI India Bull 2X Shares	21,718,759	—	49,398,354	—	—	3,398,339	—	(669,935)
Direxion Daily 5G Communications Bull 2X Shares	—	2,221,936	756,147	—	—	135,552	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	6,259,335	2,680,516	—	—	266,605	—	—
Direxion Daily Cloud Computing Bear 2X Shares	—	—	16,944,225	—	—	4,269,652	—	(1,485,669)
Direxion Daily Energy Bull 2X Shares	—	418,878,302	101,998,192	—	—	74,476,152	—	—
Direxion Daily Energy Bear 2X Shares	—	—	67,123,824	—	—	—	—	(11,209,896)
Direxion Daily FinTech Bull 2X Shares	—	2,654,815	919,462	—	—	71,293	—	(22,066)
Direxion Daily Global Clean Energy Bull 2X Shares	3,769,172	—	1,470,435	—	—	712,937	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	220,599,698	—	285,697,705	—	—	—	—	(81,979,803)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	74,066,508	—	—	25,389,920	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	124,844,373	—	244,236,686	—	—	13,381,098	—	(64,824,062)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	47,209,280	—	—	13,463,181	—	(348,387)
Direxion Daily Metal Miners Bull 2X Shares	—	8,897,054	4,385,934	—	—	299,436	—	(1,154,717)
Direxion Daily Oil Services Bull 2X Shares	—	7,067,127	3,076,426	—	—	362,098	—	(350,606)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	7,400,229	—	8,785,883	—	—	351,169	—	(4,883,739)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	435,571,413	354,081,130	—	—	284,915,645	—	(7,694)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	118,127,426	—	—	390,991	—	(14,808,185)
Direxion Daily Select Large Caps & FANGs Bull 2X Shares	—	15,806,580	5,735,267	—	—	128,337	—	(208,820)
Direxion Daily Software Bull 2X Shares	—	2,285,670	781,863	—	—	30,269	—	(73,989)
Direxion Daily TIPS Bull 2X Shares	6,176,690	—	2,302,264	—	—	26,220	—	—
Direxion Daily TIPS Bear 2X Shares	—	—	7,993,111	—	—	—	—	(453,114)
Direxion Daily Travel & Vacation Bull 2X Shares	—	20,731,152	6,158,613	—	—	469,505	—	(382,897)
Direxion Daily US Infrastructure Bull 2X Shares	—	1,728,343	3,126,506	—	—	517,381	—	—
Direxion Daily Mid Cap Bull 3X Shares	29,148,029	—	25,650,693	—	—	3,510,045	—	(2,292,618)
Direxion Daily S&P 500® Bull 3X Shares	1,933,441,860	—	795,037,691	—	—	251,139,073	—	(21,435,793)
Direxion Daily S&P 500® Bear 3X Shares	—	—	695,662,470	—	—	14,575,590	—	(58,502,267)
Direxion Daily Small Cap Bull 3X Shares	679,598,596	—	740,641,456	—	—	98,608,778	—	(45,834,313)
Direxion Daily Small Cap Bear 3X Shares	—	—	454,570,332	—	—	—	—	(76,688,714)
Direxion Daily FTSE China Bull 3X Shares	236,074,717	—	287,461,359	—	—	—	—	(83,465,725)
Direxion Daily FTSE China Bear 3X Shares	—	—	108,860,018	—	—	11,259,034	—	—
Direxion Daily FTSE Europe Bull 3X Shares	8,594,747	—	12,212,664	—	—	1,317,634	—	(2,590,933)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	4,101,015	—	82,865,454	—	—	1,235,850	—	(8,745,434)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	39,802,443	—	—	7,342,893	—	(1,710,324)
Direxion Daily MSCI Mexico Bull 3X Shares	2,682,950	—	7,075,922	—	—	496,768	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	8,997,064	—	17,779,179	—	—	831,860	—	(4,399,436)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	123,204,865	72,221,015	—	—	16,172,081	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	21,562,042	12,360,716	—	—	7,925,825	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	81,518,648	72,247,748	—	—	3,780,801	—	(29,879,860)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	61,784,034	—	—	—	—	(8,247,547)
Direxion Daily Financial Bull 3X Shares	—	1,202,568,244	735,730,986	—	—	17,105,892	—	(156,379)
Direxion Daily Financial Bear 3X Shares	—	—	186,573,591	—	—	—	—	(1,393,628)
Direxion Daily Healthcare Bull 3X Shares	—	120,940,709	81,608,069	—	—	17,163,299	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	83,954,244	97,358,375	—	—	25,824,393	—	(4,487,720)
Direxion Daily Industrials Bull 3X Shares	—	16,307,965	9,966,559	—	—	1,271,042	—	(1,689,714)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	6,917,334	6,853,434	—	—	821,628	—	(186,172)
Direxion Daily Real Estate Bull 3X Shares	—	38,184,653	26,717,692	—	—	5,537,215	—	(312,792)
Direxion Daily Real Estate Bear 3X Shares	—	—	119,274,874	—	—	—	—	(22,702,514)
Direxion Daily Regional Banks Bull 3X Shares	—	146,210,676	86,229,864	—	—	25,981,233	—	—
Direxion Daily Retail Bull 3X Shares	—	27,729,115	25,154,495	—	—	1,893,591	—	(9,662,789)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	40,836,442	24,020,438	—	—	9,271,285	—	(354,013)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	55,275,339	—	—	6,310,578	—	(5,457,409)
Direxion Daily S&P Biotech Bull 3X Shares	—	546,286,229	555,600,542	—	—	194,124,706	—	(51,290,181)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	181,256,127	—	—	5,789,572	—	(36,633,804)
Direxion Daily Semiconductor Bull 3X Shares	—	2,885,372,468	2,310,772,677	—	—	741,649,931	—	(143,134,217)
Direxion Daily Semiconductor Bear 3X Shares	—	—	508,965,059	—	—	13,705,027	—	(119,084,372)
Direxion Daily Technology Bull 3X Shares	—	1,116,435,925	799,216,203	—	—	236,035,195	—	(36,943,926)
Direxion Daily Technology Bear 3X Shares	—	—	159,612,348	—	—	2,144,652	—	(21,732,595)
Direxion Daily Transportation Bull 3X Shares	—	15,055,759	17,869,671	—	—	—	—	(5,081)
Direxion Daily Utilities Bull 3X Shares	—	10,778,772	10,546,892	—	—	4,243,961	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	16,541,769	—	10,627,003	—	—	1,136,508	—	(634,080)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	55,381,057	—	—	—	—	(3,641,135)
Direxion Daily 20+ Year Treasury Bull 3X Shares	201,393,037	—	210,404,272	—	—	11,728,535	—	(63,616,273)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	579,184,528	—	—	29,936,496	—	(43,739,587)